                                       May 1, 2007

                                       GROWTH & CORE
                                         Large Cap Growth Portfolio
                                         Forty Portfolio
                                         Mid Cap Growth Portfolio
                                         Growth and Income Portfolio
                                         Fundamental Equity Portfolio
                                         Balanced Portfolio
                                       VALUE
                                         Mid Cap Value Portfolio
                                       INTERNATIONAL & GLOBAL
                                         Worldwide Growth Portfolio
                                         International Growth Portfolio
                                       SPECIALTY EQUITY
                                         Global Technology Portfolio
                                         Global Life Sciences Portfolio
                                       BOND
                                         Flexible Bond Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes twelve series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with a variety of investment objectives, including growth of capital, capital appreciation, current income, and a combination of growth and income. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio. Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins").

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Large Cap Growth Portfolio...............................    2
       Forty Portfolio..........................................    4
       Mid Cap Growth Portfolio.................................    6
       Growth and Income Portfolio..............................    8
       Fundamental Equity Portfolio.............................   11
       Balanced Portfolio.......................................   13
       Mid Cap Value Portfolio..................................   15
       Worldwide Growth Portfolio...............................   17
       International Growth Portfolio...........................   19
       Global Technology Portfolio..............................   21
       Global Life Sciences Portfolio...........................   24
       Flexible Bond Portfolio..................................   27

    FEES AND EXPENSES...........................................   29

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
         strategies.............................................   32
       Risks....................................................   36
       Frequently asked questions about certain risks...........   36
       General portfolio policies...............................   39

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   42
       Management expenses......................................   42
       Subadviser...............................................   44
       Investment personnel.....................................   45

    OTHER INFORMATION...........................................   48

    DISTRIBUTIONS AND TAXES.....................................   51

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   52
       Distribution and service fees............................   53
       Purchases................................................   53
       Redemptions..............................................   53
       Excessive trading........................................   54
       Shareholder communications...............................   56

    FINANCIAL HIGHLIGHTS........................................   57

    GLOSSARY OF INVESTMENT TERMS................................   69

    EXPLANATION OF RATING CATEGORIES............................   73

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO

   Large Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $432.3 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 2  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  22.49%     35.59%     43.01%    (14.75)%   (24.90)%   (26.72)%    31.49%      4.25%      4.01%        11.13%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 27.71%    Worst Quarter:  3rd-2001 (24.83)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Large Cap Growth Portfolio - Service Shares               11.13%     3.02%      5.85%           8.23%
          Russell 1000(R) Growth Index(1)                            9.07%     2.69%      5.44%           8.80%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                       15.80%     6.19%      8.42%          10.81%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

FORTY PORTFOLIO

   Forty Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FORTY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return. Although the Portfolio may satisfy the requirements for a diversified portfolio, its nondiversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FORTY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  57.91%     64.60%    (18.37)%   (21.83)%   (15.93)%    20.23%     17.97%     12.56%         9.12%
                   1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 40.00%    Worst Quarter:  3rd-2001 (18.74)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Forty Portfolio - Service Shares                              9.12%     7.93%         12.35%
          Russell 1000(R) Growth Index(1)                               9.07%     2.69%          4.90%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                          15.80%     6.19%          7.82%
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  5

MID CAP GROWTH PORTFOLIO

   Mid Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $21.5 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the

 6  Janus Aspen Series

   Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   MID CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  12.53%     34.19%     123.16%   (31.78)%   (39.59)%   (28.12)%    34.76%     20.48%     12.03%        13.31%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 58.17%    Worst Quarter:  1st-2001 (32.17)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Mid Cap Growth Portfolio - Service Shares                13.31%     8.18%       7.48%         10.68%
          Russell Midcap(R) Growth Index(1)                        10.66%     8.22%       8.62%         10.28%
            (reflects no deduction for fees or expenses)
          S&P MidCap 400 Index(2)                                  10.32%    10.89%      13.47%         13.80%
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
   (2) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representation.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  7

GROWTH AND INCOME PORTFOLIO

   Growth and Income Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally emphasizing investments in common stocks. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the Portfolio's income component may consist of structured securities such as equity-linked structured notes. The Portfolio is not designed for investors who need consistent income, and the Portfolio's investment strategies could result in significant fluctuations of income.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The income component of the Portfolio's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.

 8  Janus Aspen Series

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 6.6% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  9

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   GROWTH AND INCOME PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  73.09%    (14.31)%   (13.58)%   (21.77)%    23.60%     11.32%     12.40%         7.78%
                   1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 37.51%    Worst Quarter:  3rd-2002 (16.67)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/98)
          Growth and Income Portfolio - Service Shares                  7.78%     5.45%          8.35%
          S&P 500(R) Index(1)                                          15.80%     6.19%          4.38%
            (reflects no deduction for fees or expenses)
          Russell 1000(R) Growth Index(2)                               9.07%     2.69%          1.24%
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 10  Janus Aspen Series

FUNDAMENTAL EQUITY PORTFOLIO

   Fundamental Equity Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FUNDAMENTAL EQUITY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities selected for their growth potential. Eligible equity securities in which the Portfolio may invest include:

     - domestic and foreign common stocks;
     - preferred stocks;
     - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and
     - other securities with equity characteristics.

   The Portfolio may invest in companies of any size.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

                                                         Risk/return summary  11
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FUNDAMENTAL EQUITY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  45.99%     40.39%     (8.24)%   (12.04)%   (18.45)%    25.08%     13.22%     15.35%         9.69%
                   1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 28.47%    Worst Quarter:  3rd-2002 (15.40)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Fundamental Equity Portfolio - Service Shares                 9.69%     7.88%         12.96%
          S&P 500(R) Index(1)                                          15.80%     6.19%          7.82%
            (reflects no deduction for fees or expenses)
          Russell 1000(R) Growth Index(2)                               9.07%     2.69%          4.90%
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 12  Janus Aspen Series

BALANCED PORTFOLIO

   Balanced Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

                                                         Risk/return summary  13
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   To the extent the Portfolio invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   BALANCED PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.96%     34.03%     26.03%     (1.37)%    (4.90)%    (6.67)%    13.72%      8.29%      7.62%        10.41%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 20.26%    Worst Quarter:  3rd-2001 (5.91)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Balanced Portfolio - Service Shares                       10.41%     6.44%      10.19%         11.30%
          S&P 500(R) Index(1)                                       15.80%     6.19%       8.42%         10.81%
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(2)                 3.78%     5.17%       6.26%          5.93%
            (reflects no deduction for fees or expenses)
          Balanced Index(3)                                         10.28%     6.00%       7.80%          8.88%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (3) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 14  Janus Aspen Series

MID CAP VALUE PORTFOLIO

   Mid Cap Value Portfolio (the "Portfolio") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP VALUE PORTFOLIO seeks capital appreciation.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $21.8 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with:

   - a low price relative to their assets, earnings, cash flow, or business franchise
   - products and services that give them a competitive advantage
   - quality balance sheets and strong management

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers' belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

                                                         Risk/return summary  15

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   MID CAP VALUE PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                             36.24%     17.79%      9.93%        15.06%
                                              2003       2004       2005          2006

      Best Quarter:  2nd-2003 17.23%    Worst Quarter:  1st-2003 (6.00)%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year      (12/31/02)
          Mid Cap Value Portfolio - Service Shares                     15.06%        19.36%
          Russell Midcap(R) Value Index(1)                             20.22%        23.32%
            (reflects no deduction for fees or expenses)
                                                                       -------------------------

   (1) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 16  Janus Aspen Series

WORLDWIDE GROWTH PORTFOLIO

   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 3.2% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  17

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.91%     28.71%     63.49%    (15.99)%   (22.62)%   (25.71)%    23.68%      4.53%      5.57%        17.94%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 41.62%    Worst Quarter:  3rd-2001 (20.50)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service Shares               17.94%     3.64%      7.15%          10.85%
          Morgan Stanley Capital International World Index(SM)(1)   20.07%     9.97%      7.64%           8.68%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 18  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO

   International Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 34.0% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  19

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  18.36%     16.88%     79.52%    (16.14)%   (23.43)%   (25.76)%    34.53%     18.69%     31.94%        46.63%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 56.24%    Worst Quarter:  3rd-2001 (20.44)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (5/2/94)
          International Growth Portfolio - Service Shares          46.63%    18.06%      13.85%         15.32%
          Morgan Stanley Capital International EAFE(R) Index(1)    26.34%    14.98%       7.71%          7.42%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International All Country World   26.65%    16.42%        N/A           8.35%(3)
            ex-U.S. Index(SM)(2) (reflects no deduction for fees
               or expenses)
          Morgan Stanley Capital International EAFE(R) Growth
            Index(4)                                               22.33%    12.27%       5.07%          5.06%(5)
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (2) Effective June 30, 2006, International Growth Portfolio changed its secondary benchmark from the MSCI EAFE(R) Growth Index to the MSCI All Country World ex-U.S. Index(SM). The new secondary benchmark provides a more appropriate representation of the Portfolio's investments. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).
   (4) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index, which are categorized as growth securities. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (5) The average annual total return was calculated based on historical information from April 30, 1994 to December 31, 2006 for the MSCI EAFE(R) Growth Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 20  Janus Aspen Series

GLOBAL TECHNOLOGY PORTFOLIO

   Global Technology Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   GLOBAL TECHNOLOGY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

   a. companies that the portfolio managers believe have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

   b. companies that the portfolio managers believe rely extensively on technology in connection with their operations or services.

   The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

                                                         Risk/return summary  21
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 9.1% of the Portfolio's investments were in emerging markets.

   Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 22  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                (37.31)%   (40.93)%    46.47%      0.57%     11.55%         7.83%
                                  2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-2001 31.19%    Worst Quarter:  3rd-2001 (35.48)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (1/18/00)
          Global Technology Portfolio - Service Shares                  7.83%     0.91%        (11.36)%
          S&P 500(R) Index(1)                                          15.80%     6.19%           1.27%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International World Information
            Technology Index(2)                                         9.31%     1.33%        (10.29)%(3)
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Morgan Stanley Capital International ("MSCI") World Information Technology Index is a capitalization weighted index that monitors the performance of information technology stocks from developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from January 31, 2000 to December 31, 2006 for the MSCI World Information Technology Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  23

GLOBAL LIFE SCIENCES PORTFOLIO

   Global Life Sciences Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   GLOBAL LIFE SCIENCES PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

   Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that the portfolio managers believe have a life science orientation. Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production, or distribution of products or services related to health and personal care, medicine, or pharmaceuticals. The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. As a fundamental policy, the Portfolio normally invests at least 25% of its total assets in the "life sciences" sector, which may include companies in the following industries: health care; pharmaceuticals; agriculture; cosmetics/personal care; and biotechnology. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

 24  Janus Aspen Series
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 1.0% of the Portfolio's investments were in emerging markets.

   The Portfolio focuses its investments in related industry groups. Because of this, companies in its portfolio may share common characteristics and react similarly to market developments. For example, many companies with a life science orientation are highly regulated and may be dependent upon certain types of technology. As a result, changes in government funding or subsidies, new or anticipated legislative changes, or technological advances could affect the value of such companies and, therefore, the Portfolio's NAV. The Portfolio's returns may be more volatile than those of a less concentrated portfolio.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  25

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   GLOBAL LIFE SCIENCES PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                (16.76)%   (29.55)%    26.19%     14.22%     12.33%         6.33%
                                  2001       2002       2003       2004       2005          2006

      Best Quarter:  1st-2006 13.46%    Worst Quarter:  1st-2001 (25.46)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (1/18/00)
          Global Life Sciences Portfolio - Service Shares               6.33%     3.94%         (0.89)%
          S&P 500(R) Index(1)                                          15.80%     6.19%           1.27%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International World Health Care
            Index(2)                                                   10.47%     4.58%           4.64%(3)
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Morgan Stanley Capital International ("MSCI") World Health Care Index is a capitalization weighted index that monitors the performance of health care stocks from developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from January 31, 2000 to December 31, 2006 for the MSCI World Health Care Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 26  Janus Aspen Series

FLEXIBLE BOND PORTFOLIO

   Flexible Bond Portfolio (the "Portfolio") is designed for long-term investors who primarily seek total return.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLEXIBLE BOND PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

MAIN INVESTMENT RISKS

   Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.

   The Portfolio invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Portfolio is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Portfolio will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Portfolio may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  27

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in Flexible Bond Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FLEXIBLE BOND PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  11.52%      8.85%      1.30%      6.00%      7.49%     10.16%      6.17%      3.70%      1.76%        3.98%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  3rd-2002 5.66%    Worst Quarter:  2nd-2004 (2.97)%

                                                               Average annual total return for periods ended 12/31/06
                                                               ------------------------------------------------------
                                                                                                      Since Inception
                                                                     1 year    5 years    10 years       (9/13/93)
          Flexible Bond Portfolio - Service Shares                   3.98%      5.11%      6.04%           6.89%
          Lehman Brothers Aggregate Bond Index(1)                    4.33%      5.06%      6.24%           6.01%
            (reflects no deduction for fees or expenses)
                                                                     ------------------------------------------------

   (1) The Lehman Brothers Aggregate Bond Index is made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 28  Janus Aspen Series

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

                                                         Risk/return summary  29

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

    ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                               Distribution                Acquired      Total Annual                Net Annual
                                  Management     (12b-1)       Other     Fund(3) Fees   Fund Operating   Expense   Fund Operating
                                   Fees(1)       Fees(2)      Expenses   and Expenses    Expenses(4)     Waivers    Expenses(4)
    GROWTH & CORE
      Large Cap Growth Portfolio    0.64%         0.25%         0.05%        0.00%           0.94%          N/A        0.94%
      Forty Portfolio               0.64%         0.25%         0.06%        0.00%           0.95%          N/A        0.95%
      Mid Cap Growth Portfolio      0.64%         0.25%         0.06%        0.00%           0.95%          N/A        0.95%
      Growth and Income
        Portfolio                   0.62%         0.25%         0.22%        0.01%           1.10%          N/A        1.10%
      Fundamental Equity
        Portfolio                   0.60%         0.25%         1.15%        0.00%           2.00%        0.55%        1.45%
      Balanced Portfolio            0.55%         0.25%         0.03%        0.00%           0.83%          N/A        0.83%
    VALUE
      Mid Cap Value Portfolio(5)    0.64%         0.25%         0.41%(6)     0.02%           1.32%        0.00%        1.32%
    INTERNATIONAL & GLOBAL
      Worldwide Growth
        Portfolio(5)                0.60%         0.25%         0.05%        0.00%           0.90%          N/A        0.90%
      International Growth
        Portfolio                   0.64%         0.25%         0.07%        0.00%           0.96%          N/A        0.96%
    SPECIALTY EQUITY
      Global Technology
        Portfolio                   0.64%         0.25%         0.19%        0.02%           1.10%        0.00%        1.10%
      Global Life Sciences
        Portfolio                   0.64%         0.25%         0.46%        0.00%           1.35%        0.00%        1.35%
    BOND
      Flexible Bond Portfolio       0.55%         0.25%         0.10%        0.00%           0.90%        0.00%        0.90%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.
   (5) Mid Cap Value Portfolio and Worldwide Growth Portfolio pay an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations. Refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information. Mid Cap Value Portfolio has entered into an agreement with Janus Capital to limit certain expenses (refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information). Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.
   (6) Included in Other Expenses is an administrative services fee of 0.10% of the average daily net assets of the Portfolio to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

 30  Janus Aspen Series

   EXAMPLES:
   THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                               1 Year     3 Years    5 Years     10 Years
                                                               ------------------------------------------
    GROWTH & CORE
      Large Cap Growth Portfolio                               $   96     $  300     $    520    $  1,155
      Forty Portfolio                                          $   97     $  303     $    525    $  1,166
      Mid Cap Growth Portfolio                                 $   97     $  303     $    525    $  1,166
      Growth and Income Portfolio                              $  112     $  350     $    606    $  1,340
      Fundamental Equity Portfolio                             $  203     $  627     $  1,078    $  2,327
      Balanced Portfolio                                       $   85     $  265     $    460    $  1,025
    VALUE
      Mid Cap Value Portfolio(1)                               $  134     $  418     $    723    $  1,590
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                            $   92     $  287     $    498    $  1,108
      International Growth Portfolio                           $   98     $  306     $    531    $  1,178
    SPECIALTY EQUITY
      Global Technology Portfolio                              $  112     $  350     $    606    $  1,340
      Global Life Sciences Portfolio                           $  137     $  428     $    739    $  1,624
    BOND
      Flexible Bond Portfolio                                  $   92     $  287     $    498    $  1,108

   (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

                                                         Risk/return summary  31

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:

    GROWTH & CORE
      Large Cap Growth Portfolio                                                 Janus Fund
      Forty Portfolio                                                     Janus Twenty Fund
      Mid Cap Growth Portfolio                                        Janus Enterprise Fund
      Growth and Income Portfolio                              Janus Growth and Income Fund
      Fundamental Equity Portfolio                            Janus Fundamental Equity Fund
      Balanced Portfolio                                                Janus Balanced Fund
    VALUE
      Mid Cap Value Portfolio                                      Janus Mid Cap Value Fund
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                       Janus Worldwide Fund
      International Growth Portfolio                                    Janus Overseas Fund
    SPECIALTY EQUITY
      Global Technology Portfolio                              Janus Global Technology Fund
      Global Life Sciences Portfolio                        Janus Global Life Sciences Fund
    BOND
      Flexible Bond Portfolio                                      Janus Flexible Bond Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs, and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Large Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Janus Fund can invest in companies of any size, although it generally invests in larger, more established companies. Forty Portfolio invests primarily in a core group of 20-40 common stocks selected for their growth potential. Janus Twenty Fund invests primarily in a core group of 20-30 common stocks selected for their growth potential. Mid Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies. Janus Enterprise Fund invests, under normal circumstances, at least 50% of its equity assets in medium-sized companies.

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS MANAGED BY JANUS?

   Unless its investment objective or policies prescribe otherwise, each of the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if

 32  Janus Aspen Series
   the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.

   GROWTH AND INCOME PORTFOLIO and BALANCED PORTFOLIO may each emphasize varying degrees of income. In the case of Growth and Income Portfolio and Balanced Portfolio, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives.

2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE PORTFOLIO?

   Mid Cap Value Portfolio's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Portfolio look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

3. ARE THE SAME CRITERIA USED BY JANUS AND PERKINS TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

6. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Portfolio, Mid Cap Growth Portfolio, and Mid Cap Value Portfolio. The other Portfolios offered by this Prospectus do not emphasize investments in companies of any particular size.

7. HOW DO THE PORTFOLIO MANAGERS OF MID CAP VALUE PORTFOLIO DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

   A company may be undervalued when, in the opinion of the portfolio managers, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.

8. WHAT IS A "SPECIAL SITUATION"?

   Certain Portfolios may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Portfolio's performance could suffer from its investments in "special situations."

                                   Principal investment strategies and risks  33

9. HOW DO GROWTH AND INCOME PORTFOLIO AND BALANCED PORTFOLIO DIFFER FROM EACH OTHER?

   Growth and Income Portfolio will normally invest at least 25% of its net assets in securities the portfolio manager believes have income potential. Balanced Portfolio places a greater emphasis on the income component of its portfolio and will normally invest 40-50% of its net assets in securities selected primarily for their income potential. As a result, Balanced Portfolio is expected to be less volatile than Growth and Income Portfolio. Growth and Income Portfolio places a greater emphasis on growth stocks and may derive a greater portion of its income from dividend-paying common stocks. Because of these factors, its NAV can be expected to fluctuate more than Balanced Portfolio.

10. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?

   Growth and Income Portfolio and Balanced Portfolio shift assets to varying degrees between the growth and income components of their portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, that Portfolio will place a greater emphasis on the growth component. Growth and Income Portfolio's growth component will normally be up to 75% of its net assets. Balanced Portfolio's growth component will normally be 50-60% of its net assets. In addition, the Portfolios' income component may consist of dividend-paying stocks which exhibit growth characteristics.

11. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?

   The growth component of these Portfolios' holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.

12. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME PORTFOLIO'S AND BALANCED PORTFOLIO'S HOLDINGS?

   Growth and Income Portfolio's income component will consist largely of equities and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities, equity derivatives, and all types of debt securities.

   Equity securities may be included in the income component of Growth and Income Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. Accordingly, Growth and Income Portfolio's income component may also exhibit growth characteristics. Growth and Income Portfolio's income component may consist of structured securities such as equity-linked structured notes. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. Equity-linked structured notes are further described in the "Glossary of Investment Terms." The income component of Balanced Portfolio's holdings will consist primarily of fixed-income securities.

13. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME PORTFOLIO, BALANCED PORTFOLIO, OR FLEXIBLE BOND PORTFOLIO INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Growth and Income Portfolio's and Balanced Portfolio's holdings may include fixed-income securities.

14. WHAT DOES "LIFE SCIENCE ORIENTATION" MEAN IN RELATION TO GLOBAL LIFE SCIENCES PORTFOLIO?

   Generally speaking, the "life sciences" relate to maintaining or improving quality of life. So, for example, companies with a "life science orientation" include companies engaged in research, development, production, or distribution of

 34  Janus Aspen Series
   products or services related to health and personal care, medicine, or pharmaceuticals. Life science oriented companies also include companies that the portfolio managers believe to have growth potential primarily as a result of particular products, technology, patents, or other market advantages in the life sciences. Life sciences encompass a variety of industries, including health care, nutrition, agriculture, medical diagnostics, nuclear and biochemical research and development, and health care facilities ownership and operation.

15. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?

   Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, the portfolio managers may have more flexibility to find companies that they believe will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

16. HOW DOES FLEXIBLE BOND PORTFOLIO MANAGE INTEREST RATE RISK?

   The portfolio managers may vary the average-weighted effective maturity of the portfolio to reflect their analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Portfolio may also use futures, options, and other derivatives to manage interest rate risk.

17. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds in the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

18. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "DURATION"?

   A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the portfolio with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.

19. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

20. WHAT ARE U.S. GOVERNMENT SECURITIES?

   Certain Portfolios may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

                                   Principal investment strategies and risks  35

RISKS

   Because the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Life Sciences Portfolio's and Global Technology Portfolio's performance may also be affected by industry risk to a greater extent than the other Portfolios.

   Because Flexible Bond Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF FORTY PORTFOLIO AFFECT ITS RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of the Portfolio. Since the Portfolio normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

 36  Janus Aspen Series

3. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Mid Cap Value Portfolio may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

4. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

5. HOW IS CREDIT QUALITY MEASURED?

   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

6. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

7. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

   Within the parameters of their specific investment policies, the Portfolios, particularly Worldwide Growth Portfolio, International Growth Portfolio, Global Technology Portfolio and Global Life Sciences Portfolio, may invest an unlimited

                                   Principal investment strategies and risks  37
   amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM).

   To the extent that a Portfolio invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Portfolio's investments by country is contained in the Portfolios' shareholder reports and in the Portfolios' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

8. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

9. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements (including, but not limited to, credit default swaps with respect to Flexible Bond Portfolio), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

10. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk. In the life sciences, for example, many companies are subject to government regulation and approval of their products and services, which may affect their price or availability. In addition, the products and services offered by these companies may quickly become obsolete in the face of scientific or technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. Similarly, in technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

 38  Janus Aspen Series

   Global Life Sciences Portfolio invests in a concentrated portfolio, which may result in greater exposure to related industries. As a result, the Portfolio may be more volatile than a less concentrated portfolio.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Portfolios may not always stay fully invested in stocks or bonds. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio, with the exception of Flexible Bond Portfolio, may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (20% or less of Large Cap Growth Portfolio's, Mid Cap Growth Portfolio's, Fundamental Equity Portfolio's, and Mid Cap Value Portfolio's assets and 35% or less of each of the other Portfolios' assets)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (for Balanced Portfolio only, no more than 20% of the Portfolio's total assets)

   Unless otherwise stated within its specific investment policies, Flexible Bond Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may

                                   Principal investment strategies and risks  39
   benefit the Portfolio by earning a return on the Portfolio's assets or reducing risk; however, they may not achieve the Portfolio's objective. These securities and strategies may include:

   - equity securities

   - pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls

   - zero coupon, pay-in-kind, and step coupon securities

   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps with values not to exceed 10% of the net assets of the Portfolio), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (no more than 20% of the Portfolio's total assets)

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also

 40  Janus Aspen Series
   result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers. Changes are made in a Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Due to the nature of the securities in which Flexible Bond Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

                                   Principal investment strategies and risks  41

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments for all the Portfolios except Mid Cap Value Portfolio. Perkins is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Portfolio. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of all the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay. Mid Cap Value Portfolio pays Perkins a subadvisory fee directly for managing the Portfolio.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the administrative services fee for Mid Cap Value Portfolio, the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate

 42  Janus Aspen Series

   (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital (net of fee waivers, if applicable) based on each Portfolio's average net assets. Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Portfolio paid management fees to Janus Capital and Perkins. The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees (as applicable) paid by a Portfolio.

                                                                                              Actual Investment
                                                                          Contractual          Advisory Fee (%)
                                                   Average Daily          Investment         (for the fiscal year
                                                    Net Assets         Advisory Fee (%)       ended December 31,
    Portfolio Name                                 of Portfolio          (annual rate)              2006)
    GROWTH & CORE
      Large Cap Growth Portfolio                All Asset Levels             0.64                     0.64
      Forty Portfolio                           All Asset Levels             0.64                     0.64
      Mid Cap Growth Portfolio                  All Asset Levels             0.64                     0.64
      Growth and Income Portfolio               All Asset Levels             0.62                     0.62
      Fundamental Equity Portfolio              All Asset Levels             0.60(1)                  0.07
      Balanced Portfolio                        All Asset Levels             0.55                     0.55
    VALUE
      Mid Cap Value Portfolio(2)                All Asset Levels             0.64(1)                  0.64
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(2)             All Asset Levels             0.60                     0.57(3)
      International Growth Portfolio            All Asset Levels             0.64                     0.64
    SPECIALTY EQUITY
      Global Technology Portfolio               All Asset Levels             0.64(1)                  0.64
      Global Life Sciences Portfolio            All Asset Levels             0.64(1)                  0.64
    BOND
      Flexible Bond Portfolio                   First $300 Million           0.55(1)                  0.55
                                                Over $300 Million            0.45

   (1) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to a certain level until at least May 1, 2008. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.
   (2) The Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index. Any such adjustment to this fee rate commenced February 2007. Details discussing this performance fee are included below with a further description in the Statement of Additional Information.
   (3) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Portfolio's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Portfolio for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than performance of the Portfolio's primary benchmark index for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI").

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements and subadvisory agreements (as applicable) is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

   For Mid Cap Value Portfolio and Worldwide Growth Portfolio, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is

                                                Management of the Portfolios  43
   the same as the investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well each Portfolio has performed relative to its benchmark as shown below:

    Portfolio Name                                     Benchmark Index
    ----------------------------------------------------------------------------------------------------
    Mid Cap Value Portfolio                            Russell Midcap(R) Value Index
    Worldwide Growth Portfolio                         MSCI World Index(SM)

   Only the base fee rate applied until February 2007 for each Portfolio, at which time the calculation of the performance adjustment is applied as follows:

   Investment Advisory Fee = Base Fee +/- Performance Adjustment

   The investment advisory fee paid to Janus Capital by each of Mid Cap Value Portfolio and Worldwide Growth Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Portfolio's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until a Portfolio's performance-based fee structure has been in effect for at least 12 months. When a Portfolio's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for each Portfolio.

   No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Portfolio's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Portfolio's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Portfolio is calculated net of expenses whereas a Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of a Portfolio and the Portfolio's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.

   The investment performance of a Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Portfolio's performance was above or below its benchmark index by comparing the investment performance of the Portfolio's Service Shares against the investment record of that Portfolio's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Portfolio relative to the record of the Portfolio's benchmark index and future changes to the size of each Portfolio.

   The Portfolios' Statement of Additional Information contains additional information about performance-based fees.

SUBADVISER

   PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Portfolio, and has served in such capacity since the Portfolio's inception. Perkins, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the portfolio operations, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.

 44  Janus Aspen Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

JANUS PORTFOLIO MANAGERS

ANDREW ACKER, CFA
--------------------------------------------------------------------------------
     is Co-Portfolio Manager of Global Life Sciences Portfolio, which he has co-managed since October 2004. In addition, Mr. Acker performs duties as a research analyst. He joined Janus Capital in 1999 as a securities analyst. Mr. Acker holds a Bachelor of Science degree (magna cum laude) in Biochemical Sciences from Harvard College where he was a member of Phi Beta Kappa. He also holds a Master's degree in Business
     Administration with honors from Harvard Business School. Mr. Acker and Thomas Malley are jointly and primarily responsible for day-to-day management of the Portfolio, with no limitations on the authority of one co-portfolio manager in relation to the other. He holds the Chartered Financial Analyst designation.

JONATHAN D. COLEMAN, CFA
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Mid Cap Growth Portfolio, which he has managed since February 2002. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa.
     As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Large Cap Growth Portfolio, which he has managed since February 2006. Mr. Corkins was Portfolio Manager of Growth and Income Portfolio from May 1998 to
     December 2003. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of International
     Growth Portfolio, which he has managed or co-managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined
     Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

THOMAS R. MALLEY, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Global Life Sciences Portfolio, which he has managed since its inception and co-managed since October 2004. Mr. Malley is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1991 as a research analyst. Mr. Malley holds a Bachelor of Science degree in Biology from Stanford University. Mr. Malley and Andrew Acker are jointly and primarily responsible for day-to-day management of the Portfolio, with no limitations on the authority of one co-portfolio manager in relation to the other. He holds the Chartered Financial Analyst designation.

                                                Management of the Portfolios  45

MARC PINTO, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Balanced
     Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Portfolio. He holds the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Forty Portfolio, which he has managed since its inception. Mr. Schoelzel is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994. Mr. Schoelzel holds a Bachelor of Arts degree in Business from Colorado College.

J. BRADLEY SLINGERLEND, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Global
     Technology Portfolio, which he has co-managed since February 2006. In addition, Mr. Slingerlend performs duties as an equity research analyst, focusing primarily on technology companies. He is also Portfolio Manager of other Janus accounts. Mr. Slingerlend joined Janus Capital in 2000 as a research analyst. He holds a Bachelor's degree in Economics and Astrophysics from Williams College. Mr. Slingerlend and Burton H. Wilson are jointly and primarily responsible for the day-to-day management of Global Technology Portfolio, with no limitations on the authority of one co-portfolio manager in relation to the other. Mr. Slingerlend holds the Chartered Financial Analyst designation.

GIBSON SMITH
-----------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. Mr. Smith is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. He is also Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. In addition, Mr. Smith is Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Darrell Watters are jointly and primarily responsible for the day-to-day management of Flexible Bond Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of Balanced Portfolio.

MINYOUNG SOHN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Growth and Income Portfolio and Fundamental Equity Portfolio, which he has managed since January 2004 and May 2005, respectively. Mr. Sohn is also Portfolio
     Manager of other Janus accounts. He joined Janus Capital in 1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree (cum laude) in Government and Economics from Dartmouth College. Mr. Sohn holds the Chartered Financial Analyst designation.

RONALD V. SPEAKER, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Flexible Bond Portfolio until May 15, 2007. He has managed or co-managed Flexible Bond Portfolio since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado.
     Mr. Speaker holds the Chartered Financial Analyst designation.

 46  Janus Aspen Series

DARRELL WATTERS
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. He is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University. Mr. Watters and Gibson Smith are jointly and primarily responsible for the day-to-day management of Flexible Bond Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.

BURTON H. WILSON
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Global
     Technology Portfolio, which he has co-managed since February 2006. In addition, Mr. Wilson performs duties as an equity research analyst, focusing primarily on technology companies. He is also Portfolio Manager of other Janus accounts. Mr. Wilson joined Janus Capital in 2005 as a research analyst. Prior to joining Janus Capital, he was a research analyst at Lincoln Equity Management from 2000 to 2004. Mr. Wilson holds a Bachelor of Arts degree in Mathematics from the University of Virginia, a Law degree from the University of Virginia School of Law, and a Master's degree in Business Administration from the University of California at Berkeley's Haas School of Business. Mr. Wilson and J.
     Bradley Slingerlend are jointly and primarily responsible for the day-to-day management of Global Technology Portfolio, with no limitations on the authority of one co-portfolio manager in relation to the other.

JASON P. YEE, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, which he has managed since July 2004. Mr. Yee is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1992, working as a research analyst until 1996. He re-joined Janus
     Capital in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.

PERKINS PORTFOLIO MANAGERS

JEFFREY R. KAUTZ, CFA
--------------------------------------------------------------------------------
     is Co-Manager of Mid Cap Value Portfolio, which he has co-managed since its inception. He is also Co-Portfolio Manager of other Janus accounts.
     Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a co-portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois, and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Kautz holds the Chartered Financial Analyst designation.

THOMAS M. PERKINS
--------------------------------------------------------------------------------
     has been the lead Co-Manager of Mid Cap Value Portfolio since its inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a co-portfolio manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Portfolio, and as lead Co-Manager, exercises final decision-making authority over the Portfolio as necessary.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers is included in the SAI.

                                                Management of the Portfolios  47

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers one, two, or three classes of shares, one of which, the Service Shares, is offered pursuant to this Prospectus. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited

 48  Janus Aspen Series
   to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al.
   v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a

                                                           Other information  49

   Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 50  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  51

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

 52  Janus Aspen Series

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC, the Portfolios' transfer agent, receives an administrative services fee at an annual rate of up to 0.10% of the average daily net assets of Mid Cap Value Portfolio for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to retirement or pension plan participants, variable contract owners, or other underlying investors investing through institutional channels.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one

                                                         Shareholder's guide  53
   shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular

 54  Janus Aspen Series
   intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

                                                         Shareholder's guide  55

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

 56  Janus Aspen Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $20.62           $19.85           $19.04           $14.48           $19.76
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.02           (0.02)           (0.04)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            2.26             0.82             0.85             4.59           (5.24)
 Total from investment operations            2.28             0.80             0.81             4.56           (5.28)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.06)           (0.03)               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Total distributions                       (0.06)           (0.03)               --               --               --
 NET ASSET VALUE, END OF PERIOD            $22.84           $20.62           $19.85           $19.04           $14.48
 Total return                              11.08%            4.01%            4.25%           31.49%         (26.72)%
 Net assets, end of period (in
   thousands)                            $149,718         $157,041         $183,028         $211,100         $177,327
 Average net assets for the period
   (in thousands)                        $148,875         $163,753         $191,544         $188,994         $219,594
 Ratio of gross expenses to average
   net assets(1)(2)                         0.94%            0.91%            0.92%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(3)                            0.94%            0.91%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.24%            0.06%          (0.11)%          (0.13)%          (0.33)%
 Portfolio turnover rate                      54%              87%              33%              24%              36%
---------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(3) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  57

FORTY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------
                                                             Years ended December 31
                                           2006          2005          2004          2003          2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.45        $24.39        $20.68        $17.24        $20.57
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.03            --(1)         --(1)       0.03          0.06
 Net gain/(loss) on securities
   (both realized and unrealized)            2.47          3.06          3.72          3.46        (3.33)
 Total from investment operations            2.50          3.06          3.72          3.49        (3.27)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.04)            --(1)     (0.01)        (0.05)        (0.06)
 Distributions (from capital gains)            --            --            --            --            --
 Total distributions                       (0.04)            --        (0.01)        (0.05)        (0.06)
 NET ASSET VALUE, END OF PERIOD            $29.91        $27.45        $24.39        $20.68        $17.24
 Total return                               9.12%        12.56%        17.97%        20.23%      (15.93)%
 Net assets, end of period (in
   thousands)                            $446,909      $465,001      $437,777      $427,292      $367,266
 Average net assets for the period
   (in thousands)                        $439,970      $441,936      $423,061      $390,044      $432,801
 Ratio of gross expenses to average
   net assets(2)(3)                         0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net expenses to average
   net assets(5)                            0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.12%       (0.01)%         0.00%         0.15%         0.30%
 Portfolio turnover rate                      44%           42%           16%           41%           62%
---------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) and Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) Ratio of gross expenses to average net assets and Ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 0.95% and 0.95%, respectively, without the inclusion of dividends on short positions.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 58  Janus Aspen Series

MID CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $28.41           $25.36           $21.05           $15.62           $21.73
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)              (0.09)           (0.05)           (0.05)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            3.87             3.10             4.36             5.46           (6.07)
 Total from investment operations            3.78             3.05             4.31             5.43           (6.11)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                     --               --               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --               --(1)            --               --               --
 Total distributions and other                 --               --               --               --               --
 NET ASSET VALUE, END OF PERIOD            $32.19           $28.41           $25.36           $21.05           $15.62
 Total return                              13.31%           12.03%(2)        20.48%           34.76%         (28.12)%
 Net assets, end of period (in
   thousands)                            $254,484         $256,225         $240,418         $204,838         $137,089
 Average net assets for the period
   (in thousands)                        $253,611         $244,487         $211,792         $167,689         $149,682
 Ratio of gross expenses to average
   net assets(3)(4)                         0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                 (0.28)%          (0.23)%          (0.28)%          (0.35)%          (0.32)%
 Portfolio turnover rate                      41%              32%              25%              36%              63%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  59

GROWTH AND INCOME PORTFOLIO - SERVICE SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                  Years ended December 31
                                          2006            2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $17.66          $15.77           $14.22           $11.56           $14.87
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.31            0.07             0.06             0.06             0.08
 Net gain/(loss) on securities
   (both realized and unrealized)           1.06            1.87             1.55             2.66           (3.31)
 Total from investment operations           1.37            1.94             1.61             2.72           (3.23)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                (0.24)          (0.06)           (0.06)           (0.06)           (0.08)
 Distributions (from capital gains)           --              --               --               --               --
 Payment from affiliate                       --            0.01               --               --               --
 Total distributions and other            (0.24)          (0.05)           (0.06)           (0.06)           (0.08)
 NET ASSET VALUE, END OF PERIOD           $18.79          $17.66           $15.77           $14.22           $11.56
 Total return                              7.83%          12.40%(1)        11.32%           23.60%         (21.77)%
 Net assets, end of period (in
   thousands)                            $37,176         $55,551          $55,596          $62,223          $62,087
 Average net assets for the period
   (in thousands)                        $44,953         $53,705          $56,017          $61,252          $78,089
 Ratio of gross expenses to average
   net assets(2)(3)                        1.09%           0.99%            1.02%            1.10%            1.01%
 Ratio of net expenses to average
   net assets(4)                           1.09%           0.99%            1.02%            1.10%            1.01%
 Ratio of net investment
   income/(loss) to average net
   assets                                  1.70%           0.37%            0.36%            0.44%            0.57%
 Portfolio turnover rate                     58%             37%              48%              43%              54%
-------------------------------------------------------------------------------------------------------------------

(1) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.05%.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 60  Janus Aspen Series

FUNDAMENTAL EQUITY PORTFOLIO - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
                                                                 Years ended December 31
                                          2006            2005           2004            2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $21.44         $18.59         $16.42           $13.16           $16.15
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)             (0.01)             --(1)      (0.01)               --(1)          0.01
 Net gain/(loss) on securities
   (both realized and unrealized)           2.09           2.85           2.18             3.30           (2.99)
 Total from investment operations           2.08           2.85           2.17             3.30           (2.98)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                (0.02)             --(2)          --           (0.04)           (0.01)
 Distributions (from capital gains)           --             --             --               --               --
 Tax return of capital                        --             --             --               --(3)            --
 Payment from affiliate                       --             --(4)          --               --               --
 Total distributions and other            (0.02)             --             --           (0.04)           (0.01)
 NET ASSET VALUE, END OF PERIOD           $23.50         $21.44         $18.59           $16.42           $13.16
 Total return                              9.69%         15.35%(5)      13.22%           25.08%         (18.45)%
 Net assets, end of period (in
   thousands)                             $1,834         $1,049           $379             $289           $1,251
 Average net assets for the period
   (in thousands)                         $1,825           $667           $290             $219           $1,012
 Ratio of gross expenses to average
   net assets(6)(7)(8)                     1.45%          1.46%          1.48%            1.50%            1.50%
 Ratio of net expenses to average
   net assets(9)                           1.45%          1.45%          1.48%            1.50%            1.50%
 Ratio of net investment
   income/(loss) to average net
   assets                                (0.12)%         (0.21)%        (0.09)%         (0.39)%            0.09%
 Portfolio turnover rate                     51%            62%            65%              82%              97%
----------------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.
(4) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(5) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.03%.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 2.00% in 2006, 1.73% in 2005, 1.76% in 2004, 2.35% in 2003,
    and 2.12% in 2002 before waiver of certain fees incurred by the Portfolio.
(8) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(9) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  61

BALANCED PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $26.61           $25.24           $23.82           $21.32           $23.31
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.49             0.45             0.44             0.39             0.45
 Net gain/(loss) on securities
   (both realized and unrealized)            2.27             1.46             1.52             2.52           (2.00)
 Total from investment operations            2.76             1.91             1.96             2.91           (1.55)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --(1)            --(1)            --               --               --
 Total distributions and other             (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 NET ASSET VALUE, END OF PERIOD            $28.83           $26.61           $25.24           $23.82           $21.32
 Total return                              10.46%(2)         7.62%(2)         8.29%           13.72%          (6.67)%
 Net assets, end of period (in
   thousands)                            $509,087         $559,467         $514,135         $431,044         $282,367
 Average net assets for the period
   (in thousands)                        $515,319         $526,693         $465,719         $349,871         $237,813
 Ratio of gross expenses to average
   net assets(3)(4)                         0.83%            0.82%            0.86%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.82%            0.82%            0.86%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.79%            1.77%            1.85%            1.86%            2.28%
 Portfolio turnover rate                      52%              52%              64%              69%              94%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 62  Janus Aspen Series

MID CAP VALUE PORTFOLIO - SERVICE SHARES
------------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                          2006            2005            2004            2003
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $15.26          $15.52          $13.61          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.14            0.11              --(1)         0.02
 Net gain/(loss) on securities
   (both realized and unrealized)           2.06            1.32            2.37            3.60
 Total from investment operations           2.20            1.43            2.37            3.62
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                (0.16)          (0.10)              --(1)       (0.01)
 Distributions (from capital gains)       (0.74)          (1.59)          (0.46)              --
 Payment from affiliate                       --              --(2)           --              --
 Total distributions and other            (0.90)          (1.69)          (0.46)          (0.01)
 NET ASSET VALUE, END OF PERIOD           $16.56          $15.26          $15.52          $13.61
 Total return                             15.06%           9.93%(3)       17.79%          36.24%
 Net assets, end of period (in
   thousands)                            $69,217         $46,394         $31,465         $23,628
 Average net assets for the period
   (in thousands)                        $58,793         $36,590         $25,782         $14,025
 Ratio of gross expenses to average
   net assets(4)(5)(6)                     1.30%           1.22%           1.36%           1.50%
 Ratio of net expenses to average
   net assets(7)                           1.30%           1.22%           1.36%           1.50%
 Ratio of net investment
   income/(loss) to average net
   assets                                  1.08%           0.86%         (0.05)%           0.20%
 Portfolio turnover rate                     89%             74%             92%            120%
------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) and Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.90% in 2003 before waiver of certain fees incurred by the Portfolio.
(6) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(7) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  63

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
                                                                Years ended December 31
                                           2006          2005          2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.76        $26.62        $25.70           $20.95           $28.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.36          0.29          0.17             0.17             0.14
 Net gain/(loss) on securities
   (both realized and unrealized)            4.58          1.18          0.99             4.77           (7.43)
 Total from investment operations            4.94          1.47          1.16             4.94           (7.29)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 Distributions (from capital gains)            --            --            --               --               --
 Tax return of capital                         --            --            --               --(1)            --
 Payment from affiliate                        --            --(2)         --(2)            --               --
 Total distributions and other             (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 NET ASSET VALUE, END OF PERIOD            $32.22        $27.76        $26.62           $25.70           $20.95
 Total return                              17.97%         5.57%(3)      4.53%(4)        23.68%         (25.71)%
 Net assets, end of period (in
   thousands)                            $209,951      $201,382      $235,999         $236,991         $192,629
 Average net assets for the period
   (in thousands)                        $195,343      $206,310      $232,280         $207,451         $188,639
 Ratio of gross expenses to average
   net assets(5)(6)(7)                      0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net expenses to average
   net assets(8)                            0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.29%         1.11%         0.74%            0.80%            0.64%
 Portfolio turnover rate                      46%           41%          120%             126%              73%
---------------------------------------------------------------------------------------------------------------

(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) The ratio was 0.90% in 2006 before waiver of certain fees and/or reduction of adviser's fees.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

 64  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                    Years ended December 31
                                            2006              2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $35.17           $26.94           $22.89           $17.18           $23.30
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  0.46             0.31             0.20             0.18             0.13
 Net gain/(loss) on securities
   (both realized and unrealized)             15.79             8.24             4.05             5.71           (6.12)
 Total from investment operations             16.25             8.55             4.25             5.89           (5.99)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                   (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 Distributions (from capital gains)              --               --               --               --               --
 Payment from affiliate                          --(1)            --(1)            --(1)            --               --
 Total distributions and other               (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 NET ASSET VALUE, END OF PERIOD              $50.62           $35.17           $26.94           $22.89           $17.18
 Total return                                46.66%(2)        31.94%(2)        18.69%(2)        34.53%         (25.76)%
 Net assets, end of period (in
   thousands)                            $1,072,922         $635,357         $498,735         $457,965         $380,620
 Average net assets for the period
   (in thousands)                          $826,815         $523,662         $457,088         $391,922         $477,995
 Ratio of gross expenses to average
   net assets(3)(4)                           0.96%            0.95%            0.94%            1.01%            0.99%
 Ratio of net expenses to average
   net assets(5)                              0.96%            0.95%            0.93%            1.01%            0.99%
 Ratio of net investment
   income/(loss) to average net
   assets                                     1.49%            0.78%            0.77%            0.99%            0.67%
 Portfolio turnover rate                        60%              57%              65%             123%              74%
-----------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  65

GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                   $3.96            $3.55            $3.53            $2.41            $4.08
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  --(1)            --(1)            --(1)            --(1)            --(1)
 Net gain/(loss) on securities
   (both realized and unrealized)            0.31             0.41             0.02             1.12           (1.67)
 Total from investment operations            0.31             0.41             0.02             1.12           (1.67)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                     --               --               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Total distributions                           --               --               --               --               --
 NET ASSET VALUE, END OF PERIOD             $4.27            $3.96            $3.55            $3.53            $2.41
 Total return                               7.83%           11.55%            0.57%           46.47%         (40.93)%
 Net assets, end of period (in
   thousands)                            $132,281         $138,172         $151,354         $180,513         $127,656
 Average net assets for the period
   (in thousands)                        $134,175         $134,959         $161,072         $147,151         $191,037
 Ratio of gross expenses to average
   net assets(2)(3)                         1.08%            0.98%            0.97%            1.10%            0.97%
 Ratio of net expenses to average
   net assets(4)                            1.08%            0.98%            0.97%            1.10%            0.97%
 Ratio of net investment
   income/(loss) to average net
   assets                                 (0.12)%          (0.24)%          (0.06)%          (0.44)%          (0.29)%
 Portfolio turnover rate                      89%              42%              30%              46%              70%
---------------------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 66  Janus Aspen Series

GLOBAL LIFE SCIENCES PORTFOLIO - SERVICE SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                  Years ended December 31
                                          2006            2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $8.84           $7.87            $6.89            $5.46            $7.75
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)             (0.01)              --(1)            --(1)            --(1)            --(1)
 Net gain/(loss) on securities
   (both realized and unrealized)           0.57            0.97             0.98             1.43           (2.29)
 Total from investment operations           0.56            0.97             0.98             1.43           (2.29)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                    --              --               --               --               --
 Distributions (from capital gains)           --              --               --               --               --
 Total distributions                          --              --               --               --               --
 NET ASSET VALUE, END OF PERIOD            $9.40           $8.84            $7.87            $6.89            $5.46
 Total return                              6.33%          12.33%           14.22%           26.19%         (29.55)%
 Net assets, end of period (in
   thousands)                            $26,288         $30,522          $30,082          $31,282          $26,514
 Average net assets for the period
   (in thousands)                        $30,308         $30,905          $31,902          $28,604          $34,475
 Ratio of gross expenses to average
   net assets(2)(3)                        1.35%           1.20%            1.15%            1.22%            1.12%
 Ratio of net expenses to average
   net assets(4)                           1.35%           1.20%            1.15%            1.22%            1.12%
 Ratio of net investment
   income/(loss) to average net
   assets                                (0.73)%         (0.77)%          (0.66)%          (0.59)%          (0.63)%
 Portfolio turnover rate                     80%             89%             108%             110%             113%
-------------------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  67

FLEXIBLE BOND PORTFOLIO - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
                                                                 Years ended December 31
                                          2006            2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $11.91          $12.70          $13.11          $12.82          $11.98
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.51            0.53            0.54            0.53            0.34
 Net gain/(loss) on securities
   (both realized and unrealized)         (0.05)          (0.31)          (0.07)            0.26            0.87
 Total from investment operations           0.46            0.22            0.47            0.79            1.21
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                (0.49)          (0.58)          (0.73)          (0.50)          (0.37)
 Distributions (from capital gains)       (0.02)          (0.43)          (0.15)              --              --
 Payment from affiliate                       --              --(1)           --(1)           --              --
 Total distributions and other            (0.51)          (1.01)          (0.88)          (0.50)          (0.37)
 NET ASSET VALUE, END OF PERIOD           $11.86          $11.91          $12.70          $13.11          $12.82
 Total return                              3.98%           1.76%(2)        3.70%(2)        6.17%          10.16%
 Net assets, end of period (in
   thousands)                            $27,630         $32,909         $34,867         $31,272         $14,025
 Average net assets for the period
   (in thousands)                        $30,780         $33,352         $33,840         $23,523          $7,218
 Ratio of gross expenses to average
   net assets(3)(4)                        0.89%           0.83%           0.84%           0.89%           0.91%
 Ratio of net expenses to average
   net assets(5)                           0.89%           0.82%           0.84%           0.89%           0.91%
 Ratio of net investment
   income/(loss) to average net
   assets                                  4.36%           3.94%           4.03%           4.26%           4.61%
 Portfolio turnover rate                    163%(6)         171%(6)         171%            154%            229%
----------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.
(6) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 165% in 2006 and 177% in 2005.

 68  Janus Aspen Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

                                                Glossary of investment terms  69

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and

 70  Janus Aspen Series
   government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to

                                                Glossary of investment terms  71
   direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 72  Janus Aspen Series

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analysis and do not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

    BOND RATING                  EXPLANATION
    -----------------------------------------------------------------------------------------
    Investment Grade
    AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
    AA.......................... High quality; very strong capacity to pay principal and interest.
    A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
    BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                 BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                 outweighed by large uncertainties or major risk exposure to adverse conditions.
    D........................... In default.

FITCH, INC.

    BOND RATING                  EXPLANATION
    -----------------------------------------------------------------------------------------
    Investment Grade
    AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
    AA.......................... High quality; very strong capacity to pay principal and interest.
    A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
    BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                 BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                 outweighed by large uncertainties or major risk exposure to adverse conditions.
    D........................... In default.

                                            Explanation of rating categories  73

MOODY'S INVESTORS
SERVICE, INC.

    BOND RATING                  EXPLANATION
    -----------------------------------------------------------------------------------------
    Investment Grade
    Aaa......................... Highest quality, smallest degree of investment risk.
    Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
    A........................... Upper to medium-grade obligations; many favorable investment attributes.
    Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

    Non-Investment Grade
    Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
    B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
    Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
    Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
    C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

SECURITIES HOLDINGS BY RATING CATEGORY

   During the year ended December 31, 2006, the percentage of securities holdings for Flexible Bond Portfolio by rating category based upon a weighted monthly average was:

    FLEXIBLE BOND PORTFOLIO
    ---------------------------------------------------------------------
     BONDS-S&P RATING:
     AAA                                                           64.05%
     AA                                                             5.57%
     A                                                              4.50%
     BBB                                                           12.17%
     BB                                                             5.00%
     B                                                              3.49%
     CCC                                                            0.35%
     CC                                                             0.00%
     C                                                              0.00%
     Not Rated                                                      0.96%
     Preferred Stock                                                0.71%
     Cash and Options                                               3.20%
     TOTAL                                                        100.00%
    ---------------------------------------------------------------------

   No other Portfolio described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the year ended December 31, 2006.

 74  Janus Aspen Series

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                                                                              75

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 76

                      This page intentionally left blank.

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2007

                                         GROWTH & CORE
                                          Large Cap Growth Portfolio
                                          Mid Cap Growth Portfolio
                                          Balanced Portfolio
                                         VALUE
                                          Mid Cap Value Portfolio
                                          Small Company Value Portfolio
                                         INTERNATIONAL & GLOBAL
                                          Worldwide Growth Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes six series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with different investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio. Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC ("Perkins").

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Large Cap Growth Portfolio...............................    2
       Mid Cap Growth Portfolio.................................    4
       Balanced Portfolio.......................................    6
       Mid Cap Value Portfolio..................................    8
       Small Company Value Portfolio............................   10
       Worldwide Growth Portfolio...............................   12

    FEES AND EXPENSES...........................................   14

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   17
       Risks....................................................   20
       Frequently asked questions about certain risks...........   20
       General portfolio policies...............................   22

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   25
       Management expenses......................................   26
       Subadviser...............................................   28
       Investment personnel.....................................   28

    OTHER INFORMATION...........................................   30

    DISTRIBUTIONS AND TAXES.....................................   33

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   34
       Distribution and service fees............................   35
       Purchases................................................   35
       Redemptions..............................................   35
       Excessive trading........................................   36
       Shareholder communications...............................   39

    FINANCIAL HIGHLIGHTS........................................   40

    GLOSSARY OF INVESTMENT TERMS................................   46

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO

   Large Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $432.3 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 2  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  22.49%     35.59%     43.01%    (14.75)%   (24.90)%   (26.72)%    31.49%      4.25%      4.01%        11.13%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 27.71%    Worst Quarter:  3rd-2001 (24.83)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Large Cap Growth Portfolio - Service Shares               11.13%     3.02%      5.85%           8.23%
          Russell 1000(R) Growth Index(1)                            9.07%     2.69%      5.44%           8.80%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                       15.80%     6.19%      8.42%          10.81%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

MID CAP GROWTH PORTFOLIO

   Mid Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $21.5 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

 4  Janus Aspen Series
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   MID CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  12.53%     34.19%     123.16%   (31.78)%   (39.59)%   (28.12)%    34.76%     20.48%     12.03%        13.31%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 58.17%    Worst Quarter:  1st-2001 (32.17)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Mid Cap Growth Portfolio - Service Shares                13.31%     8.18%       7.48%         10.68%
          Russell Midcap(R) Growth Index(1)                        10.66%     8.22%       8.62%         10.28%
            (reflects no deduction for fees or expenses)
          S&P MidCap 400 Index(2)                                  10.32%    10.89%      13.47%         13.80%
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
   (2) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representation.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  5

BALANCED PORTFOLIO

   Balanced Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 6  Janus Aspen Series

   To the extent the Portfolio invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   BALANCED PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.96%     34.03%     26.03%     (1.37)%    (4.90)%    (6.67)%    13.72%      8.29%      7.62%        10.41%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 20.26%    Worst Quarter:  3rd-2001 (5.91)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Balanced Portfolio - Service Shares                       10.41%     6.44%      10.19%         11.30%
          S&P 500(R) Index(1)                                       15.80%     6.19%       8.42%         10.81%
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(2)                 3.78%     5.17%       6.26%          5.93%
            (reflects no deduction for fees or expenses)
          Balanced Index(3)                                         10.28%     6.00%       7.80%          8.88%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (3) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  7

MID CAP VALUE PORTFOLIO

   Mid Cap Value Portfolio (the "Portfolio") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP VALUE PORTFOLIO seeks capital appreciation.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $21.8 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The Portfolio focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. The Portfolio's portfolio managers generally look for companies with:

   - a low price relative to their assets, earnings, cash flow, or business franchise
   - products and services that give them a competitive advantage
   - quality balance sheets and strong management

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio managers' belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

 8  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   MID CAP VALUE PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                             36.24%     17.79%      9.93%        15.06%
                                              2003       2004       2005          2006

      Best Quarter:  2nd-2003 17.23%    Worst Quarter:  1st-2003 (6.00)%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year      (12/31/02)
          Mid Cap Value Portfolio - Service Shares                     15.06%        19.36%
          Russell Midcap(R) Value Index(1)                             20.22%        23.32%
            (reflects no deduction for fees or expenses)
                                                                       -------------------------

   (1) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

SMALL COMPANY VALUE PORTFOLIO

   Small Company Value Portfolio (the "Portfolio") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   SMALL COMPANY VALUE PORTFOLIO seeks capital appreciation.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $81.0 million to $3.8 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies:

   - that have reasonably solid fundamentals
   - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio's share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks.

 10  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                             43.15%     18.16%      3.49%        21.87%
                                              2003       2004       2005          2006

      Best Quarter:  2nd-2003 19.82%    Worst Quarter:  2nd-2006 (4.46)%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year      (12/31/02)
          Small Company Value Portfolio - Service Shares               21.87%        20.59%
          Russell 2000(R) Value Index(1)                               23.48%        23.26%
            (reflects no deduction for fees or expenses)
                                                                       -------------------------

   (1) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  11

WORLDWIDE GROWTH PORTFOLIO

   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 3.2% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 12  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.91%     28.71%     63.49%    (15.99)%   (22.62)%   (25.71)%    23.68%      4.53%      5.57%        17.94%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 41.62%    Worst Quarter:  3rd-2001 (20.50)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service Shares               17.94%     3.64%      7.15%          10.85%
          Morgan Stanley Capital International World Index(SM)(1)   20.07%     9.97%      7.64%           8.68%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  13

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 14  Janus Aspen Series

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

    ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                               Distribution                Acquired      Total Annual                Net Annual
                                  Management     (12b-1)       Other     Fund(3) Fees   Fund Operating   Expense   Fund Operating
                                   Fees(1)       Fees(2)      Expenses   and Expenses    Expenses(4)     Waivers    Expenses(4)
    GROWTH & CORE
      Large Cap Growth Portfolio    0.64%         0.25%         0.05%        0.00%           0.94%          N/A        0.94%
      Mid Cap Growth Portfolio      0.64%         0.25%         0.06%        0.00%           0.95%          N/A        0.95%
      Balanced Portfolio            0.55%         0.25%         0.03%        0.00%           0.83%          N/A        0.83%
    VALUE
      Mid Cap Value Portfolio(5)    0.64%         0.25%         0.41%(6)     0.02%           1.32%        0.00%        1.32%
      Small Company Value
        Portfolio                   0.74%         0.25%         1.20%(6)     0.01%           2.20%        0.50%        1.70%
    INTERNATIONAL & GLOBAL
      Worldwide Growth
        Portfolio(5)                0.60%         0.25%         0.05%        0.00%           0.90%          N/A        0.90%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.
   (5) Mid Cap Value Portfolio and Worldwide Growth Portfolio pay an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations. Refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information. Mid Cap Value Portfolio has entered into an agreement with Janus Capital to limit certain expenses (refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information). Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.
   (6) Included in Other Expenses is an administrative services fee of 0.10% of the average daily net assets of the Portfolio to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

                                                         Risk/return summary  15

   EXAMPLES:
   THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                               1 Year     3 Years    5 Years    10 Years
                                                               -----------------------------------------
    GROWTH & CORE
      Large Cap Growth Portfolio                                $  96     $   300    $   520    $ 1,155
      Mid Cap Growth Portfolio                                  $  97     $   303    $   525    $ 1,166
      Balanced Portfolio                                        $  85     $   265    $   460    $ 1,025
    VALUE
      Mid Cap Value Portfolio(1)                                $ 134     $   418    $   723    $ 1,590
      Small Company Value Portfolio                             $ 223     $   688    $ 1,180    $ 2,534
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                             $  92     $   287    $   498    $ 1,108

   (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

 16  Janus Aspen Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Certain Portfolios have a similar investment objective and similar principal investment strategies to a Janus retail fund:

  GROWTH & CORE
    Large Cap Growth Portfolio                                                 Janus Fund
    Mid Cap Growth Portfolio                                        Janus Enterprise Fund
    Balanced Portfolio                                                Janus Balanced Fund
  VALUE
    Mid Cap Value Portfolio                                      Janus Mid Cap Value Fund
  INTERNATIONAL & GLOBAL
    Worldwide Growth Portfolio                                       Janus Worldwide Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs, and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Small Company Value Portfolio does not have a corresponding Janus retail fund. Large Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Janus Fund can invest in companies of any size, although it generally invests in larger, more established companies. Mid Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies. Janus Enterprise Fund invests, under normal circumstances, at least 50% of its equity assets in medium-sized companies.

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS MANAGED BY JANUS?

   Unless its investment objective or policies prescribe otherwise, each of the Portfolios may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.

   BALANCED PORTFOLIO may emphasize some degree of income. In the case of Balanced Portfolio, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives.

   SMALL COMPANY VALUE PORTFOLIO'S portfolio manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Portfolio. The portfolio manager generally looks for companies with reasonably

                                   Principal investment strategies and risks  17
   solid fundamentals that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise value. To a certain degree, Small Company Value Portfolio invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

2. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE PORTFOLIO?

   Mid Cap Value Portfolio's portfolio managers focus on companies that have fallen out of favor with the market or appear to be temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Portfolio look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

3. ARE THE SAME CRITERIA USED BY JANUS AND PERKINS TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

4. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, and Small Company Value Portfolio. The other Portfolios offered by this Prospectus do not emphasize investments in companies of any particular size.

5. HOW DO THE PORTFOLIO MANAGERS OF MID CAP VALUE PORTFOLIO AND SMALL COMPANY VALUE PORTFOLIO DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

   A company may be undervalued when, in the opinion of the portfolio managers, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio managers believe that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Portfolios than those obtained by paying premium prices for companies currently in favor in the market.

6. WHAT IS A "SPECIAL SITUATION"?

   Certain Portfolios may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Portfolio's performance could suffer from its investments in "special situations."

 18  Janus Aspen Series

7. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S HOLDINGS?

   Balanced Portfolio shifts assets between the growth and income components of its portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, Balanced Portfolio will place a greater emphasis on the growth component. Balanced Portfolio's growth component will normally be 50-60% of its net assets. In addition, the Portfolio's income component may consist of dividend-paying stocks which exhibit growth characteristics.

8. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The growth component of Balanced Portfolio's holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.

9. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The income component of Balanced Portfolio's holdings will consist primarily of fixed-income securities.

10. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY BALANCED PORTFOLIO
    INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Balanced Portfolio's holdings includes fixed-income securities.

11. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

12. WHAT ARE U.S. GOVERNMENT SECURITIES?

   Certain Portfolios may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

                                   Principal investment strategies and risks  19

RISKS

   Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Portfolio normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.

2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio managers' perception of a company's worth is not realized in the time frame they expect, the overall performance of Mid Cap Value Portfolio and Small Company Value Portfolio may suffer. In general, the portfolio managers believe this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

3. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic

 20  Janus Aspen Series
   securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

   Within the parameters of their specific investment policies, the Portfolios, particularly Worldwide Growth Portfolio, may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that a Portfolio invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Portfolio's investments by country is contained in the Portfolios' shareholder reports and in the Portfolios' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more

                                   Principal investment strategies and risks  21
   vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

6. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

7. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements, and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

8. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Portfolios may not always stay fully invested in stocks or bonds. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

 22  Janus Aspen Series

   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (20% or less of Large Cap Growth Portfolio's, Mid Cap Growth Portfolio's, Mid Cap Value Portfolio's, and Small Company Value Portfolio's assets and 35% or less of each of the other Portfolios' assets)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (for Balanced Portfolio only, no more than 20% of the Portfolio's total assets)

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from

                                   Principal investment strategies and risks  23
   bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers. Changes are made in a Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

 24  Janus Aspen Series

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments for all the Portfolios except Mid Cap Value Portfolio. Perkins is responsible for the day-to-day management of the investment portfolio of Mid Cap Value Portfolio. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of all the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

                                                Management of the Portfolios  25

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay. Mid Cap Value Portfolio pays Perkins a subadvisory fee directly for managing the Portfolio.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the administrative services fee for Mid Cap Value Portfolio and Small Company Value Portfolio, the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital (net of fee waivers, if applicable) based on each Portfolio's average net assets. Under the advisory agreement with Janus Capital and the subadvisory agreement with Perkins, Mid Cap Value Portfolio paid management fees to Janus Capital and Perkins. The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees (as applicable) paid by a Portfolio.

                                                                                            Actual Investment
                                                                         Contractual         Advisory Fee (%)
                                                     Average Daily        Investment       (for the fiscal year
                                                      Net Assets       Advisory Fee (%)     ended December 31,
    Portfolio Name                                   of Portfolio       (annual rate)             2006)
    GROWTH & CORE
      Large Cap Growth Portfolio                   All Asset Levels         0.64                    0.64
      Mid Cap Growth Portfolio                     All Asset Levels         0.64                    0.64
      Balanced Portfolio                           All Asset Levels         0.55                    0.55
    VALUE
      Mid Cap Value Portfolio(1)                   All Asset Levels         0.64 (2)                0.64
      Small Company Value Portfolio                All Asset Levels         0.74 (2)                0.24
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                All Asset Levels         0.60                    0.57(3)

   (1) The Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index. Any such adjustment to this fee rate commenced February 2007. Details discussing this performance fee are included below with a further description in the Statement of Additional Information.
   (2) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to a certain level until at least May 1, 2008. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.
   (3) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Portfolio's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Portfolio for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than performance of the Portfolio's primary benchmark index for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI").

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements and subadvisory agreements (as applicable) is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

 26  Janus Aspen Series

   For Mid Cap Value Portfolio and Worldwide Growth Portfolio, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well each Portfolio has performed relative to its benchmark as shown below:

    Portfolio Name                                     Benchmark Index
    ----------------------------------------------------------------------------------------------------
    Mid Cap Value Portfolio                            Russell Midcap(R) Value Index
    Worldwide Growth Portfolio                         MSCI World Index(SM)

   Only the base fee rate applied until February 2007 for each Portfolio, at which time the calculation of the performance adjustment is applied as follows:

   Investment Advisory Fee = Base Fee +/- Performance Adjustment

   The investment advisory fee paid to Janus Capital by each of Mid Cap Value Portfolio and Worldwide Growth Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Portfolio's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until a Portfolio's performance-based fee structure has been in effect for at least 12 months. When a Portfolio's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for each Portfolio.

   No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Portfolio's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Portfolio's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Portfolio is calculated net of expenses whereas a Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of a Portfolio and the Portfolio's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.

   The investment performance of a Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Portfolio's performance was above or below its benchmark index by comparing the investment performance of the Portfolio's Service Shares against the investment record of that Portfolio's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Portfolio relative to the record of the Portfolio's benchmark index and future changes to the size of each Portfolio.

   The Portfolios' Statement of Additional Information contains additional information about performance-based fees.

                                                Management of the Portfolios  27

SUBADVISER

   PERKINS, WOLF, MCDONNELL AND COMPANY, LLC serves as subadviser to Mid Cap Value Portfolio, and has served in such capacity since the Portfolio's inception. Perkins, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, has been in the investment management business since 1984 and provides day-to-day management of the portfolio operations, as well as other mutual funds and separate accounts. Janus Capital has a 30% ownership stake in Perkins.

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

JANUS PORTFOLIO MANAGERS

JONATHAN D. COLEMAN, CFA
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Mid Cap Growth Portfolio, which he has managed since February 2002. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa.
     As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Large Cap Growth Portfolio, which he has managed since February 2006. Mr. Corkins was Portfolio Manager of Growth and Income Portfolio from May 1998 to
     December 2003. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

JAKOB V. HOLM, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Small Company Value Portfolio, which he has managed or co-managed since its inception. Mr.
     Holm is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 2005. Prior to joining Janus Capital, Mr. Holm co-managed the Portfolio (2002-2005) and worked as a research analyst, analyzing equity and fixed-income securities (2000-2005) at Bay Isle Financial LLC. He holds a Bachelor of Arts degree in Economics from Augustana College and a Master of International Management degree from Thunderbird, The Garvin School of International Management. Mr. Holm holds the Chartered Financial Analyst designation.

MARC PINTO, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Balanced
     Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Portfolio. He holds the Chartered Financial Analyst designation.

 28  Janus Aspen Series

GIBSON SMITH
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of the Portfolio.

JASON P. YEE, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, which he has managed since July 2004. Mr. Yee is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1992, working as a research analyst until 1996. He re-joined Janus
     Capital in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.

PERKINS PORTFOLIO MANAGERS

JEFFREY R. KAUTZ, CFA
--------------------------------------------------------------------------------
     is Co-Manager of Mid Cap Value Portfolio, which he has co-managed since its inception. He is also Co-Portfolio Manager of other Janus accounts.
     Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. Previously, he was a co-portfolio manager for Berger Mid Cap Value Fund. Mr. Kautz holds a Bachelor of Science degree in Mechanical Engineering from the University of Illinois, and a Master of Business Administration in Finance from the University of Chicago. Mr. Kautz is jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Kautz holds the Chartered Financial Analyst designation.

THOMAS M. PERKINS
--------------------------------------------------------------------------------
     has been the lead Co-Manager of Mid Cap Value Portfolio since its inception. He is also Co-Portfolio Manager of other Janus accounts. Mr. Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. Previously, he was a co-portfolio manager for Berger Mid Cap Value Fund. Mr. Perkins holds a Bachelor of Arts degree in History from Harvard University. Mr. Perkins is jointly and primarily responsible for the day-to-day management of the Portfolio, and as lead Co-Manager, exercises final decision-making authority over the Portfolio as necessary.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers is included in the SAI.

                                                Management of the Portfolios  29

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers one, two, or three classes of shares, one of which, the Service Shares, is offered pursuant to this Prospectus. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

 30  Janus Aspen Series

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

                                                           Other information  31

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 32  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  33

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and

 34  Janus Aspen Series
   procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC, the Portfolios' transfer agent, receives an administrative services fee at an annual rate of up to 0.10% of the average daily net assets of Mid Cap Value Portfolio and Small Company Value Portfolio for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to retirement or pension plan participants, variable contract owners, or other underlying investors investing through institutional channels.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or

                                                         Shareholder's guide  35
   its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be

 36  Janus Aspen Series
   rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and

                                                         Shareholder's guide  37
   procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are

 38  Janus Aspen Series
   included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  39

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $20.62           $19.85           $19.04           $14.48           $19.76
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.02           (0.02)           (0.04)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            2.26             0.82             0.85             4.59           (5.24)
 Total from investment operations            2.28             0.80             0.81             4.56           (5.28)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.06)           (0.03)               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Total distributions                       (0.06)           (0.03)               --               --               --
 NET ASSET VALUE, END OF PERIOD            $22.84           $20.62           $19.85           $19.04           $14.48
 Total return                              11.08%            4.01%            4.25%           31.49%         (26.72)%
 Net assets, end of period (in
   thousands)                            $149,718         $157,041         $183,028         $211,100         $177,327
 Average net assets for the period
   (in thousands)                        $148,875         $163,753         $191,544         $188,994         $219,594
 Ratio of gross expenses to average
   net assets(1)(2)                         0.94%            0.91%            0.92%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(3)                            0.94%            0.91%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.24%            0.06%          (0.11)%          (0.13)%          (0.33)%
 Portfolio turnover rate                      54%              87%              33%              24%              36%
---------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 40  Janus Aspen Series

MID CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $28.41           $25.36           $21.05           $15.62           $21.73
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)              (0.09)           (0.05)           (0.05)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            3.87             3.10             4.36             5.46           (6.07)
 Total from investment operations            3.78             3.05             4.31             5.43           (6.11)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                     --               --               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --               --(1)            --               --               --
 Total distributions and other                 --               --               --               --               --
 NET ASSET VALUE, END OF PERIOD            $32.19           $28.41           $25.36           $21.05           $15.62
 Total return                              13.31%           12.03%(2)        20.48%           34.76%         (28.12)%
 Net assets, end of period (in
   thousands)                            $254,484         $256,225         $240,418         $204,838         $137,089
 Average net assets for the period
   (in thousands)                        $253,611         $244,487         $211,792         $167,689         $149,682
 Ratio of gross expenses to average
   net assets(3)(4)                         0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                 (0.28)%          (0.23)%          (0.28)%          (0.35)%          (0.32)%
 Portfolio turnover rate                      41%              32%              25%              36%              63%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  41

BALANCED PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $26.61           $25.24           $23.82           $21.32           $23.31
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.49             0.45             0.44             0.39             0.45
 Net gain/(loss) on securities
   (both realized and unrealized)            2.27             1.46             1.52             2.52           (2.00)
 Total from investment operations            2.76             1.91             1.96             2.91           (1.55)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --(1)            --(1)            --               --               --
 Total distributions and other             (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 NET ASSET VALUE, END OF PERIOD            $28.83           $26.61           $25.24           $23.82           $21.32
 Total return                              10.46%(2)         7.62%(2)         8.29%           13.72%          (6.67)%
 Net assets, end of period (in
   thousands)                            $509,087         $559,467         $514,135         $431,044         $282,367
 Average net assets for the period
   (in thousands)                        $515,319         $526,693         $465,719         $349,871         $237,813
 Ratio of gross expenses to average
   net assets(3)(4)                         0.83%            0.82%            0.86%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.82%            0.82%            0.86%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.79%            1.77%            1.85%            1.86%            2.28%
 Portfolio turnover rate                      52%              52%              64%              69%              94%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 42  Janus Aspen Series

MID CAP VALUE PORTFOLIO - SERVICE SHARES
------------------------------------------------------------------------------------------------
                                                         Years ended December 31
                                          2006            2005            2004            2003
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $15.26          $15.52          $13.61          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.14            0.11              --(1)         0.02
 Net gain/(loss) on securities
   (both realized and unrealized)           2.06            1.32            2.37            3.60
 Total from investment operations           2.20            1.43            2.37            3.62
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                (0.16)          (0.10)              --(1)       (0.01)
 Distributions (from capital gains)       (0.74)          (1.59)          (0.46)              --
 Payment from affiliate                       --              --(2)           --              --
 Total distributions and other            (0.90)          (1.69)          (0.46)          (0.01)
 NET ASSET VALUE, END OF PERIOD           $16.56          $15.26          $15.52          $13.61
 Total return                             15.06%           9.93%(3)       17.79%          36.24%
 Net assets, end of period (in
   thousands)                            $69,217         $46,394         $31,465         $23,628
 Average net assets for the period
   (in thousands)                        $58,793         $36,590         $25,782         $14,025
 Ratio of gross expenses to average
   net assets(4)(5)(6)                     1.30%           1.22%           1.36%           1.50%
 Ratio of net expenses to average
   net assets(7)                           1.30%           1.22%           1.36%           1.50%
 Ratio of net investment
   income/(loss) to average net
   assets                                  1.08%           0.86%         (0.05)%           0.20%
 Portfolio turnover rate                     89%             74%             92%            120%
------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) and Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(4) The expense ratio reflects expenses prior to any expense offset arrangements.
(5) The ratio was 1.90% in 2003 before waiver of certain fees incurred by the Portfolio.
(6) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(7) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  43

SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------
                                                     Years or Period ended December 31
                                          2006         2005         2004         2003       2002(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $16.45       $15.90      $14.20        $9.92       $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)             (0.01)           --(2)     0.01         0.02           --(2)
 Net gain/(loss) on securities
   (both realized and unrealized)           3.60         0.55        2.51         4.26       (0.08)
 Total from investment operations           3.59         0.55        2.52         4.28       (0.08)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                    --           --      (0.02)           --           --
 Distributions (from capital gains)       (0.15)           --(3)   (0.80)           --           --
 Total distributions                      (0.15)           --      (0.82)           --           --
 NET ASSET VALUE, END OF PERIOD           $19.89       $16.45      $15.90       $14.20        $9.92
 Total return(4)                          21.80%        3.49%      18.16%       43.15%      (0.80)%
 Net assets, end of period (in
   thousands)                            $16,845       $9,013      $2,755       $1,626         $496
 Average net assets for the period
   (in thousands)                        $13,106       $5,120      $2,062         $856          $--
 Ratio of gross expenses to average
   net assets(5)(6)(7)(8)                  1.69%        1.69%       1.60%        1.60%          N/A
 Ratio of net expenses to average
   net assets(5)(9)                        1.69%        1.69%       1.59%        1.60%          N/A
 Ratio of net investment
   income/(loss) to average net
   assets(5)                             (0.32)%      (0.25)%      (0.05)%       0.14%          N/A
 Portfolio turnover rate(5)                  59%          53%         43%          50%           0%
---------------------------------------------------------------------------------------------------

(1) Portfolio commenced operations on December 31, 2002 (inception date).
(2) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal year or period end.
(3) Distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.
(4) Total return is not annualized for periods of less than one full year.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 2.19% in 2006, 2.79% in 2005, 4.49% in 2004, and 12.61% in
    2003 before waiver of certain fees incurred by the Portfolio.
(8) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(9) The expense ratio reflects expenses after any expense offset arrangements.

 44  Janus Aspen Series

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
                                                                Years ended December 31
                                           2006          2005          2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.76        $26.62        $25.70           $20.95           $28.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.36          0.29          0.17             0.17             0.14
 Net gain/(loss) on securities
   (both realized and unrealized)            4.58          1.18          0.99             4.77           (7.43)
 Total from investment operations            4.94          1.47          1.16             4.94           (7.29)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 Distributions (from capital gains)            --            --            --               --               --
 Tax return of capital                         --            --            --               --(1)            --
 Payment from affiliate                        --            --(2)         --(2)            --               --
 Total distributions and other             (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 NET ASSET VALUE, END OF PERIOD            $32.22        $27.76        $26.62           $25.70           $20.95
 Total return                              17.97%         5.57%(3)      4.53%(4)        23.68%         (25.71)%
 Net assets, end of period (in
   thousands)                            $209,951      $201,382      $235,999         $236,991         $192,629
 Average net assets for the period
   (in thousands)                        $195,343      $206,310      $232,280         $207,451         $188,639
 Ratio of gross expenses to average
   net assets(5)(6)(7)                      0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net expenses to average
   net assets(8)                            0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.29%         1.11%         0.74%            0.80%            0.64%
 Portfolio turnover rate                      46%           41%          120%             126%              73%
---------------------------------------------------------------------------------------------------------------

(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) The ratio was 0.90% in 2006 before waiver of certain fees and/or reduction of adviser's fees.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  45

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

 46  Janus Aspen Series

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

                                                Glossary of investment terms  47

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

 48  Janus Aspen Series

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the

                                                Glossary of investment terms  49
   cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 50  Janus Aspen Series

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                                                                              51

                      This page intentionally left blank.

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2007

                                         GROWTH & CORE
                                          Large Cap Growth Portfolio
                                          Forty Portfolio
                                          Mid Cap Growth Portfolio
                                         INTERNATIONAL & GLOBAL
                                          Worldwide Growth Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes four series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with different investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio.

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Large Cap Growth Portfolio...............................    2
       Forty Portfolio..........................................    4
       Mid Cap Growth Portfolio.................................    6
       Worldwide Growth Portfolio...............................    8

    FEES AND EXPENSES...........................................   10

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   12
       Risks....................................................   13
       Frequently asked questions about certain risks...........   13
       General portfolio policies...............................   15

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   18
       Management expenses......................................   19
       Investment personnel.....................................   21

    OTHER INFORMATION...........................................   22

    DISTRIBUTIONS AND TAXES.....................................   25

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   26
       Distribution fee.........................................   27
       Purchases................................................   27
       Redemptions..............................................   27
       Excessive trading........................................   28
       Shareholder communications...............................   31

    FINANCIAL HIGHLIGHTS........................................   32

    GLOSSARY OF INVESTMENT TERMS................................   36

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO

   Large Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $432.3 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 2  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  22.49%     35.59%     43.01%    (14.75)%   (24.90)%   (26.72)%    31.49%      4.25%      4.01%        11.13%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 27.71%    Worst Quarter:  3rd-2001 (24.83)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Large Cap Growth Portfolio - Service Shares               11.13%     3.02%      5.85%           8.23%
          Russell 1000(R) Growth Index(1)                            9.07%     2.69%      5.44%           8.80%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                       15.80%     6.19%      8.42%          10.81%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

FORTY PORTFOLIO

   Forty Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FORTY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return. Although the Portfolio may satisfy the requirements for a diversified portfolio, its nondiversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 4  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FORTY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  57.91%     64.60%    (18.37)%   (21.83)%   (15.93)%    20.23%     17.97%     12.56%         9.12%
                   1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 40.00%    Worst Quarter:  3rd-2001 (18.74)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Forty Portfolio - Service Shares                              9.12%     7.93%         12.35%
          Russell 1000(R) Growth Index(1)                               9.07%     2.69%          4.90%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                          15.80%     6.19%          7.82%
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  5

MID CAP GROWTH PORTFOLIO

   Mid Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $21.5 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

 6  Janus Aspen Series
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   MID CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  12.53%     34.19%     123.16%   (31.78)%   (39.59)%   (28.12)%    34.76%     20.48%     12.03%        13.31%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 58.17%    Worst Quarter:  1st-2001 (32.17)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Mid Cap Growth Portfolio - Service Shares                13.31%     8.18%       7.48%         10.68%
          Russell Midcap(R) Growth Index(1)                        10.66%     8.22%       8.62%         10.28%
            (reflects no deduction for fees or expenses)
          S&P MidCap 400 Index(2)                                  10.32%    10.89%      13.47%         13.80%
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
   (2) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representation.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  7

WORLDWIDE GROWTH PORTFOLIO

   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 3.2% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 8  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.91%     28.71%     63.49%    (15.99)%   (22.62)%   (25.71)%    23.68%      4.53%      5.57%        17.94%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 41.62%    Worst Quarter:  3rd-2001 (20.50)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service Shares               17.94%     3.64%      7.15%          10.85%
          Morgan Stanley Capital International World Index(SM)(1)   20.07%     9.97%      7.64%           8.68%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006.

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 10  Janus Aspen Series

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

                ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                                         Distribution                Acquired      Total Annual
                                            Management     (12b-1)       Other     Fund(3) Fees   Fund Operating
                                             Fees(1)       Fees(2)      Expenses   and Expenses      Expenses
    GROWTH & CORE
      Large Cap Growth Portfolio              0.64%         0.25%        0.05%        0.00%           0.94%
      Forty Portfolio                         0.64%         0.25%        0.06%        0.00%           0.95%
      Mid Cap Growth Portfolio                0.64%         0.25%        0.06%        0.00%           0.95%
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(4)           0.60%         0.25%        0.05%        0.00%           0.90%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations. Refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information.

   EXAMPLES:
   These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                 1 Year     3 Years    5 Years    10 Years
                                                                 -----------------------------------------
    GROWTH & CORE
      Large Cap Growth Portfolio                                  $ 96       $ 300      $ 520     $ 1,155
      Forty Portfolio                                             $ 97       $ 303      $ 525     $ 1,166
      Mid Cap Growth Portfolio                                    $ 97       $ 303      $ 525     $ 1,166
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                               $ 92       $ 287      $ 498     $ 1,108

   (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

                                                         Risk/return summary  11

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:

GROWTH & CORE
  Large Cap Growth Portfolio                                                   Janus Fund
  Forty Portfolio                                                       Janus Twenty Fund
  Mid Cap Growth Portfolio                                          Janus Enterprise Fund
INTERNATIONAL & GLOBAL
  Worldwide Growth Portfolio                                         Janus Worldwide Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs, and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Large Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Janus Fund can invest in companies of any size, although it generally invests in larger, more established companies. Forty Portfolio invests primarily in a core group of 20-40 common stocks selected for their growth potential. Janus Twenty Fund invests primarily in a core group of 20-30 common stocks selected for their growth potential. Mid Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies. Janus Enterprise Fund invests, under normal circumstances, at least 50% of its equity assets in medium-sized companies.

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS?

   Unless its investment objective or policies prescribe otherwise, each of the Portfolios may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.

   Realization of income is not a significant consideration when choosing investments for the Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined

 12  Janus Aspen Series
   allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Portfolio and Mid Cap Growth Portfolio. The other Portfolios offered by this Prospectus do not emphasize investments in companies of any particular size.

RISKS

   Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

                                   Principal investment strategies and risks  13

2. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF FORTY PORTFOLIO AFFECT ITS RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of the Portfolio. Since the Portfolio normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

3. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

   Within the parameters of their specific investment policies, the Portfolios, particularly Worldwide Growth Portfolio, may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that a Portfolio invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Portfolio's investments by country is contained in the Portfolios' shareholder reports and in the Portfolios' Form N-Q reports, which are filed with the SEC.

 14  Janus Aspen Series

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

5. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements, and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

6. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Portfolios may not always stay fully invested in stocks or bonds. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may

                                   Principal investment strategies and risks  15
   benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (20% or less of Large Cap Growth Portfolio's and Mid Cap Growth Portfolio's assets and 35% or less of each of the other Portfolios' assets)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

 16  Janus Aspen Series

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers. Changes are made in a Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

                                   Principal investment strategies and risks  17

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

 18  Janus Aspen Series

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital based on each Portfolio's average net assets.

                                                                                            Actual Investment
                                                                         Contractual         Advisory Fee (%)
                                                     Average Daily        Investment       (for the fiscal year
                                                      Net Assets       Advisory Fee (%)     ended December 31,
    Portfolio Name                                   of Portfolio       (annual rate)             2006)
    GROWTH & CORE
      Large Cap Growth Portfolio                   All Asset Levels         0.64                    0.64
      Forty Portfolio                              All Asset Levels         0.64                    0.64
      Mid Cap Growth Portfolio                     All Asset Levels         0.64                    0.64
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                All Asset Levels         0.60                    0.57(2)

   (1) The Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index. Any such adjustment to this fee rate commenced February 2007. Details discussing this performance fee are included below with a further description in the Statement of Additional Information.
   (2) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Portfolio's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Portfolio for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than performance of the Portfolio's primary benchmark index for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI").

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

                                                Management of the Portfolios  19

   For Worldwide Growth Portfolio, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Portfolio has performed relative to its benchmark as shown below:

    Portfolio Name                                     Benchmark Index
    ----------------------------------------------------------------------------------------------------
    Worldwide Growth Portfolio                         MSCI World Index(SM)

   Only the base fee rate applied until February 2007 for the Portfolio, at which time the calculation of the performance adjustment is applied as follows:

   Investment Advisory Fee = Base Fee +/- Performance Adjustment

   The investment advisory fee paid to Janus Capital by Worldwide Growth Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Portfolio's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Portfolio's performance-based fee structure has been in effect for at least 12 months. When the Portfolio's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for the Portfolio.

   No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Portfolio's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Portfolio's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Portfolio and the Portfolio's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.

   The investment performance of the Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Portfolio's performance was above or below its benchmark index by comparing the investment performance of the Portfolio's Service Shares against the investment record of the Portfolio's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Portfolio relative to the record of the Portfolio's benchmark index and future changes to the size of the Portfolio.

   The Portfolio's Statement of Additional Information contains additional information about performance-based fees.

 20  Janus Aspen Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

PORTFOLIO MANAGERS

JONATHAN D. COLEMAN, CFA
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Mid Cap Growth Portfolio, which he has managed since February 2002. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa.
     As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

DAVID J. CORKINS
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Large Cap Growth Portfolio, which he has managed since February 2006. Mr. Corkins was Portfolio Manager of Growth and Income Portfolio from May 1998 to
     December 2003. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Forty Portfolio, which he has managed since its inception. Mr. Schoelzel is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994. Mr. Schoelzel holds a Bachelor of Arts degree in Business from Colorado College.

JASON P. YEE, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, which he has managed since July 2004. Mr. Yee is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1992, working as a research analyst until 1996. He re-joined Janus
     Capital in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers is included in the SAI.

                                                Management of the Portfolios  21

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers two or three classes of shares, one of which, the Service Shares, is offered pursuant to this Prospectus. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

 22  Janus Aspen Series

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

                                                           Other information  23

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 24  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  25

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and

 26  Janus Aspen Series
   procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION FEE

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one
                                                         Shareholder's guide  27
   shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such

 28  Janus Aspen Series
   restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage

                                                         Shareholder's guide  29
   intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

 30  Janus Aspen Series

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  31

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $20.62           $19.85           $19.04           $14.48           $19.76
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.02           (0.02)           (0.04)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            2.26             0.82             0.85             4.59           (5.24)
 Total from investment operations            2.28             0.80             0.81             4.56           (5.28)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.06)           (0.03)               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Total distributions                       (0.06)           (0.03)               --               --               --
 NET ASSET VALUE, END OF PERIOD            $22.84           $20.62           $19.85           $19.04           $14.48
 Total return                              11.08%            4.01%            4.25%           31.49%         (26.72)%
 Net assets, end of period (in
   thousands)                            $149,718         $157,041         $183,028         $211,100         $177,327
 Average net assets for the period
   (in thousands)                        $148,875         $163,753         $191,544         $188,994         $219,594
 Ratio of gross expenses to average
   net assets(1)(2)                         0.94%            0.91%            0.92%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(3)                            0.94%            0.91%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.24%            0.06%          (0.11)%          (0.13)%          (0.33)%
 Portfolio turnover rate                      54%              87%              33%              24%              36%
---------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 32  Janus Aspen Series

FORTY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------
                                                             Years ended December 31
                                           2006          2005          2004          2003          2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.45        $24.39        $20.68        $17.24        $20.57
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.03            --(1)         --(1)       0.03          0.06
 Net gain/(loss) on securities
   (both realized and unrealized)            2.47          3.06          3.72          3.46        (3.33)
 Total from investment operations            2.50          3.06          3.72          3.49        (3.27)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.04)            --(1)     (0.01)        (0.05)        (0.06)
 Distributions (from capital gains)            --            --            --            --            --
 Total distributions                       (0.04)            --        (0.01)        (0.05)        (0.06)
 NET ASSET VALUE, END OF PERIOD            $29.91        $27.45        $24.39        $20.68        $17.24
 Total return                               9.12%        12.56%        17.97%        20.23%      (15.93)%
 Net assets, end of period (in
   thousands)                            $446,909      $465,001      $437,777      $427,292      $367,266
 Average net assets for the period
   (in thousands)                        $439,970      $441,936      $423,061      $390,044      $432,801
 Ratio of gross expenses to average
   net assets(2)(3)                         0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net expenses to average
   net assets(5)                            0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.12%       (0.01)%         0.00%         0.15%         0.30%
 Portfolio turnover rate                      44%           42%           16%           41%           62%
---------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) and Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) Ratio of gross expenses to average net assets and Ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 0.95% and 0.95%, respectively, without the inclusion of dividends on short positions.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  33

MID CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $28.41           $25.36           $21.05           $15.62           $21.73
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)              (0.09)           (0.05)           (0.05)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            3.87             3.10             4.36             5.46           (6.07)
 Total from investment operations            3.78             3.05             4.31             5.43           (6.11)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                     --               --               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --               --(1)            --               --               --
 Total distributions and other                 --               --               --               --               --
 NET ASSET VALUE, END OF PERIOD            $32.19           $28.41           $25.36           $21.05           $15.62
 Total return                              13.31%           12.03%(2)        20.48%           34.76%         (28.12)%
 Net assets, end of period (in
   thousands)                            $254,484         $256,225         $240,418         $204,838         $137,089
 Average net assets for the period
   (in thousands)                        $253,611         $244,487         $211,792         $167,689         $149,682
 Ratio of gross expenses to average
   net assets(3)(4)                         0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                 (0.28)%          (0.23)%          (0.28)%          (0.35)%          (0.32)%
 Portfolio turnover rate                      41%              32%              25%              36%              63%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 34  Janus Aspen Series

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
                                                                Years ended December 31
                                           2006          2005          2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.76        $26.62        $25.70           $20.95           $28.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.36          0.29          0.17             0.17             0.14
 Net gain/(loss) on securities
   (both realized and unrealized)            4.58          1.18          0.99             4.77           (7.43)
 Total from investment operations            4.94          1.47          1.16             4.94           (7.29)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 Distributions (from capital gains)            --            --            --               --               --
 Tax return of capital                         --            --            --               --(1)            --
 Payment from affiliate                        --            --(2)         --(2)            --               --
 Total distributions and other             (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 NET ASSET VALUE, END OF PERIOD            $32.22        $27.76        $26.62           $25.70           $20.95
 Total return                              17.97%         5.57%(3)      4.53%(4)        23.68%         (25.71)%
 Net assets, end of period (in
   thousands)                            $209,951      $201,382      $235,999         $236,991         $192,629
 Average net assets for the period
   (in thousands)                        $195,343      $206,310      $232,280         $207,451         $188,639
 Ratio of gross expenses to average
   net assets(5)(6)(7)                      0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net expenses to average
   net assets(8)                            0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.29%         1.11%         0.74%            0.80%            0.64%
 Portfolio turnover rate                      46%           41%          120%             126%              73%
---------------------------------------------------------------------------------------------------------------

(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) The ratio was 0.90% in 2006 before waiver of certain fees and/or reduction of adviser's fees.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  35

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

 36  Janus Aspen Series

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

                                                Glossary of investment terms  37

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

 38  Janus Aspen Series

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the

                                                Glossary of investment terms  39
   cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 40  Janus Aspen Series

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                                                                              41

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 42

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

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2007

                                         GROWTH & CORE
                                          Forty Portfolio
                                          Mid Cap Growth Portfolio
                                          Growth and Income Portfolio
                                         INTERNATIONAL & GLOBAL
                                          Worldwide Growth Portfolio
                                         BOND
                                          Flexible Bond Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes five series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with different investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio.

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Forty Portfolio..........................................    2
       Mid Cap Growth Portfolio.................................    4
       Growth and Income Portfolio..............................    7
       Worldwide Growth Portfolio...............................   10
       Flexible Bond Portfolio..................................   12

    FEES AND EXPENSES...........................................   14

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   16
       Risks....................................................   19
       Frequently asked questions about certain risks...........   19
       General portfolio policies...............................   22

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   25
       Management expenses......................................   26
       Investment personnel.....................................   28

    OTHER INFORMATION...........................................   30

    DISTRIBUTIONS AND TAXES.....................................   33

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   34
       Distribution fee.........................................   35
       Purchases................................................   35
       Redemptions..............................................   35
       Excessive trading........................................   36
       Shareholder communications...............................   39

    FINANCIAL HIGHLIGHTS........................................   40

    GLOSSARY OF INVESTMENT TERMS................................   45

    EXPLANATION OF RATINGS CATEGORIES...........................   50

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

FORTY PORTFOLIO

   Forty Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FORTY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return. Although the Portfolio may satisfy the requirements for a diversified portfolio, its nondiversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 2  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FORTY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  57.91%     64.60%    (18.37)%   (21.83)%   (15.93)%    20.23%     17.97%     12.56%         9.12%
                   1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 40.00%    Worst Quarter:  3rd-2001 (18.74)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Forty Portfolio - Service Shares                              9.12%     7.93%         12.35%
          Russell 1000(R) Growth Index(1)                               9.07%     2.69%          4.90%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                          15.80%     6.19%          7.82%
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

MID CAP GROWTH PORTFOLIO

   Mid Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $21.5 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries

 4  Janus Aspen Series
   or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  5

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   MID CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  12.53%     34.19%     123.16%   (31.78)%   (39.59)%   (28.12)%    34.76%     20.48%     12.03%        13.31%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 58.17%    Worst Quarter:  1st-2001 (32.17)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Mid Cap Growth Portfolio - Service Shares                13.31%     8.18%       7.48%         10.68%
          Russell Midcap(R) Growth Index(1)                        10.66%     8.22%       8.62%         10.28%
            (reflects no deduction for fees or expenses)
          S&P MidCap 400 Index(2)                                  10.32%    10.89%      13.47%         13.80%
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
   (2) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representation.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 6  Janus Aspen Series

GROWTH AND INCOME PORTFOLIO

   Growth and Income Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   GROWTH AND INCOME PORTFOLIO seeks long-term capital growth and current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally emphasizing investments in common stocks. The Portfolio will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities may make up part or all of this income component if they currently pay dividends or the portfolio manager believes they have potential for increasing or commencing dividend payments. All or part of the Portfolio's income component may consist of structured securities such as equity-linked structured notes. The Portfolio is not designed for investors who need consistent income, and the Portfolio's investment strategies could result in significant fluctuations of income.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The income component of the Portfolio's holdings may include fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due. Equity-linked structured notes may be more volatile and less liquid than other types of fixed-income securities. Such securities may have no guaranteed return of principal and may exhibit price behavior that does not correlate with other fixed-income securities.

                                                          Risk/return summary  7

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 6.6% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 8  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   GROWTH AND INCOME PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  73.09%    (14.31)%   (13.58)%   (21.77)%    23.60%     11.32%     12.40%         7.78%
                   1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 37.51%    Worst Quarter:  3rd-2002 (16.67)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/98)
          Growth and Income Portfolio - Service Shares                  7.78%     5.45%          8.35%
          S&P 500(R) Index(1)                                          15.80%     6.19%          4.38%
            (reflects no deduction for fees or expenses)
          Russell 1000(R) Growth Index(2)                               9.07%     2.69%          1.24%
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

WORLDWIDE GROWTH PORTFOLIO

   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 3.2% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 10  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.91%     28.71%     63.49%    (15.99)%   (22.62)%   (25.71)%    23.68%      4.53%      5.57%        17.94%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 41.62%    Worst Quarter:  3rd-2001 (20.50)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service Shares               17.94%     3.64%      7.15%          10.85%
          Morgan Stanley Capital International World Index(SM)(1)   20.07%     9.97%      7.64%           8.68%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  11

FLEXIBLE BOND PORTFOLIO

   Flexible Bond Portfolio (the "Portfolio") is designed for long-term investors who primarily seek total return.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLEXIBLE BOND PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

MAIN INVESTMENT RISKS

   Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.

   The Portfolio invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Portfolio is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Portfolio will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Portfolio may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 12  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in Flexible Bond Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FLEXIBLE BOND PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  11.52%      8.85%      1.30%      6.00%      7.49%     10.16%      6.17%      3.70%      1.76%        3.98%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  3rd-2002 5.66%    Worst Quarter:  2nd-2004 (2.97)%

                                                               Average annual total return for periods ended 12/31/06
                                                               ------------------------------------------------------
                                                                                                      Since Inception
                                                                     1 year    5 years    10 years       (9/13/93)
          Flexible Bond Portfolio - Service Shares                   3.98%      5.11%      6.04%           6.89%
          Lehman Brothers Aggregate Bond Index(1)                    4.33%      5.06%      6.24%           6.01%
            (reflects no deduction for fees or expenses)
                                                                     ------------------------------------------------

   (1) The Lehman Brothers Aggregate Bond Index is made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  13

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 14  Janus Aspen Series

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

                ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                                        Distribution                 Acquired      Total Annual
                                          Management      (12b-1)        Other     Fund(3) Fees   Fund Operating
                                           Fees(1)        Fees(2)       Expenses   and Expenses      Expenses
    GROWTH & CORE
      Forty Portfolio                       0.64%          0.25%         0.06%        0.00%           0.95%
      Mid Cap Growth Portfolio              0.64%          0.25%         0.06%        0.00%           0.95%
      Growth and Income Portfolio           0.62%          0.25%         0.22%        0.01%           1.10%
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(4)         0.60%          0.25%         0.05%        0.00%           0.90%
    BOND
      Flexible Bond Portfolio               0.55%          0.25%         0.10%        0.00%           0.90%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations. Refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information.

   EXAMPLES:
   These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                  1 Year     3 Years    5 Years    10 Years
                                                                  -----------------------------------------
    GROWTH & CORE
      Forty Portfolio                                              $ 97       $303      $  525      $1,166
      Mid Cap Growth Portfolio                                     $ 97       $303      $  525      $1,166
      Growth and Income Portfolio                                  $112       $350      $  606      $1,340
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                                $ 92       $287      $  498      $1,108
    BOND
      Flexible Bond Portfolio                                      $ 92       $287      $  498      $1,108

   (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

                                                         Risk/return summary  15

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:

  GROWTH & CORE
    Forty Portfolio                                                     Janus Twenty Fund
    Mid Cap Growth Portfolio                                        Janus Enterprise Fund
    Growth and Income Portfolio                              Janus Growth and Income Fund
  INTERNATIONAL & GLOBAL
    Worldwide Growth Portfolio                                       Janus Worldwide Fund
  BOND
    Flexible Bond Portfolio                                      Janus Flexible Bond Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs, and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Forty Portfolio invests primarily in a core group of 20-40 common stocks selected for their growth potential. Janus Twenty Fund invests primarily in a core group of 20-30 common stocks selected for their growth potential. Mid Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies. Janus Enterprise Fund invests, under normal circumstances, at least 50% of its equity assets in medium-sized companies.

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS?

   Unless its investment objective or policies prescribe otherwise, each of the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.

   GROWTH AND INCOME PORTFOLIO may emphasize some degree of income. In the case of Growth and Income Portfolio, the portfolio manager may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives.

 16  Janus Aspen Series

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Mid Cap Growth Portfolio. The other Portfolios offered by this Prospectus do not emphasize investments in companies of any particular size.

4. WHAT IS A "SPECIAL SITUATION"?

   Certain Portfolios may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Portfolio's performance could suffer from its investments in "special situations."

5. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF GROWTH AND INCOME PORTFOLIO'S HOLDINGS?

   Growth and Income Portfolio shifts assets between the growth and income components of its portfolio holdings based on the portfolio manager's analyses of relevant market, financial, and economic conditions. If the portfolio manager believes that growth securities will provide better returns than the yields then available or expected on income-producing securities, Growth and Income Portfolio will place a greater emphasis on the growth component. Growth and Income Portfolio's growth component will normally be up to 75% of its net assets. In addition, the Portfolio's income component may consist of dividend-paying stocks which exhibit growth characteristics.

6. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF GROWTH AND INCOME PORTFOLIO'S HOLDINGS?

   The growth component of Growth and Income Portfolio's holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.

7. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF GROWTH AND INCOME PORTFOLIO'S HOLDINGS?

   The income component of the Portfolio's holdings will consist largely of equities and other securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities, equity derivatives, and all types of debt securities.

   Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid. Accordingly, Growth and Income Portfolio's income component may also exhibit growth

                                   Principal investment strategies and risks  17
   characteristics. The Portfolio's income component may consist of structured securities such as equity-linked structured notes. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities. Equity-linked structured notes are further described in the "Glossary of Investment Terms."

8. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY GROWTH AND INCOME PORTFOLIO OR FLEXIBLE BOND PORTFOLIO INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Growth and Income Portfolio's holdings may include fixed-income securities.

9. HOW DOES FLEXIBLE BOND PORTFOLIO MANAGE INTEREST RATE RISK?

   The portfolio managers may vary the average-weighted effective maturity of the portfolio to reflect their analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Portfolio may also use futures, options, and other derivatives to manage interest rate risk.

10. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds in the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

11. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "DURATION"?

   A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the portfolio with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.

12. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

13. WHAT ARE U.S. GOVERNMENT SECURITIES?

   Certain Portfolios may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be

 18  Janus Aspen Series
   able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

   Because Flexible Bond Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF FORTY PORTFOLIO AFFECT ITS RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as

                                   Principal investment strategies and risks  19
   diversified. This fluctuation, if significant, may affect the performance of the Portfolio. Since the Portfolio normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

3. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

4. HOW IS CREDIT QUALITY MEASURED?

   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

5. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

 20  Janus Aspen Series

6. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

   Within the parameters of their specific investment policies, the Portfolios, particularly Worldwide Growth Portfolio, may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that a Portfolio invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Portfolio's investments by country is contained in the Portfolios' shareholder reports and in the Portfolios' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

7. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

8. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements (including, but not limited to, credit default swaps with respect to Flexible Bond Portfolio), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

9. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk.

                                   Principal investment strategies and risks  21

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Portfolios may not always stay fully invested in stocks or bonds. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio, with the exception of Flexible Bond Portfolio, may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (20% or less of Mid Cap Growth Portfolio's assets and 35% or less of each of the other Portfolios' assets)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   Unless otherwise stated within its specific investment policies, Flexible Bond Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may

 22  Janus Aspen Series
   benefit the Portfolio by earning a return on the Portfolio's assets or reducing risk; however, they may not achieve the Portfolio's objective. These securities and strategies may include:

   - equity securities

   - pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls

   - zero coupon, pay-in-kind, and step coupon securities

   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps with values not to exceed 10% of the net assets of the Portfolio), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (no more than 20% of the Portfolio's total assets)

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

                                   Principal investment strategies and risks  23

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers. Changes are made in a Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Due to the nature of the securities in which Flexible Bond Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

 24  Janus Aspen Series

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

                                                Management of the Portfolios  25

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital (net of fee waivers, if applicable) based on each Portfolio's average net assets.

                                                                                              Actual Investment
                                                                           Contractual         Advisory Fee (%)
                                                      Average Daily         Investment       (for the fiscal year
                                                       Net Assets        Advisory Fee (%)     ended December 31,
    Portfolio Name                                    of Portfolio        (annual rate)             2006)
    GROWTH & CORE
      Forty Portfolio                              All Asset Levels           0.64                    0.64
      Mid Cap Growth Portfolio                     All Asset Levels           0.64                    0.64
      Growth and Income Portfolio                  All Asset Levels           0.62                    0.62
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                All Asset Levels           0.60                    0.57(2)
    BOND
      Flexible Bond Portfolio                      First $300 Million         0.55 (3)                0.55
                                                   Over $300 Million          0.45

   (1) The Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index. Any such adjustment to this fee rate commenced February 2007. Details discussing this performance fee are included below with a further description in the Statement of Additional Information.
   (2) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Portfolio's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Portfolio for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than performance of the Portfolio's primary benchmark index for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI").
   (3) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to a certain level until at least May 1, 2008. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

   For Worldwide Growth Portfolio, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the investment advisory

 26  Janus Aspen Series
   fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Portfolio has performed relative to its benchmark as shown below:

    Portfolio Name                                     Benchmark Index
    ----------------------------------------------------------------------------------------------------
    Worldwide Growth Portfolio                         MCSI World Index(SM)

   Only the base fee rate applied until February 2007 for the Portfolio, at which time the calculation of the performance adjustment is applied as follows:

   Investment Advisory Fee = Base Fee +/- Performance Adjustment

   The investment advisory fee paid to Janus Capital by Worldwide Growth Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Portfolio's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Portfolio's performance-based fee structure has been in effect for at least 12 months. When the Portfolio's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for the Portfolio.

   No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Portfolio's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Portfolio's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Portfolio and the Portfolio's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.

   The investment performance of the Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Portfolio's performance was above or below its benchmark index by comparing the investment performance of the Portfolio's Service Shares against the investment record of the Portfolio's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Portfolio relative to the record of the Portfolio's benchmark index and future changes to the size of the Portfolio.

   The Portfolio's Statement of Additional Information contains additional information about performance-based fees.

                                                Management of the Portfolios  27

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

PORTFOLIO MANAGERS

JONATHAN D. COLEMAN, CFA
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Mid Cap Growth Portfolio, which he has managed since February 2002. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa.
     As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Forty Portfolio, which he has managed since its inception. Mr. Schoelzel is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994. Mr. Schoelzel holds a Bachelor of Arts degree in Business from Colorado College.

GIBSON SMITH
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. Mr. Smith is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. In addition, Mr. Smith is Portfolio Manager of other Janus accounts. He joined Janus Capital in
     2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Darrell Watters are jointly and primarily responsible for the day-to-day management of Flexible Bond Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.

MINYOUNG SOHN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Growth and Income Portfolio, which he has managed since January 2004. Mr. Sohn is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree
     (cum laude) in Government and Economics from Dartmouth College. Mr. Sohn holds the Chartered Financial Analyst designation.

RONALD V. SPEAKER, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Flexible Bond Portfolio until May 15, 2007. He has managed or co-managed Flexible Bond Portfolio since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado.
     Mr. Speaker holds the Chartered Financial Analyst designation.

 28  Janus Aspen Series

DARRELL WATTERS
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. He is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University. Mr. Watters and Gibson Smith are jointly and primarily responsible for the day-to-day management of Flexible Bond Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.

JASON P. YEE, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, which he has managed since July 2004. Mr. Yee is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1992, working as a research analyst until 1996. He re-joined Janus
     Capital in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers is included in the SAI.

                                                Management of the Portfolios  29

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers two or three classes of shares, one of which, the Service Shares, is offered pursuant to this Prospectus. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

 30  Janus Aspen Series

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

                                                           Other information  31

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 32  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  33

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and

 34  Janus Aspen Series
   procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION FEE

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one
                                                         Shareholder's guide  35
   shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such

 36  Janus Aspen Series
   restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage

                                                         Shareholder's guide  37
   intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

 38  Janus Aspen Series

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  39

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

FORTY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------
                                                             Years ended December 31
                                           2006          2005          2004          2003          2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.45        $24.39        $20.68        $17.24        $20.57
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.03            --(1)         --(1)       0.03          0.06
 Net gain/(loss) on securities
   (both realized and unrealized)            2.47          3.06          3.72          3.46        (3.33)
 Total from investment operations            2.50          3.06          3.72          3.49        (3.27)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.04)            --(1)     (0.01)        (0.05)        (0.06)
 Distributions (from capital gains)            --            --            --            --            --
 Total distributions                       (0.04)            --        (0.01)        (0.05)        (0.06)
 NET ASSET VALUE, END OF PERIOD            $29.91        $27.45        $24.39        $20.68        $17.24
 Total return                               9.12%        12.56%        17.97%        20.23%      (15.93)%
 Net assets, end of period (in
   thousands)                            $446,909      $465,001      $437,777      $427,292      $367,266
 Average net assets for the period
   (in thousands)                        $439,970      $441,936      $423,061      $390,044      $432,801
 Ratio of gross expenses to average
   net assets(2)(3)                         0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net expenses to average
   net assets(5)                            0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.12%       (0.01)%         0.00%         0.15%         0.30%
 Portfolio turnover rate                      44%           42%           16%           41%           62%
---------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) and Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) Ratio of gross expenses to average net assets and Ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 0.95% and 0.95%, respectively, without the inclusion of dividends on short positions.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 40  Janus Aspen Series

MID CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $28.41           $25.36           $21.05           $15.62           $21.73
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)              (0.09)           (0.05)           (0.05)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            3.87             3.10             4.36             5.46           (6.07)
 Total from investment operations            3.78             3.05             4.31             5.43           (6.11)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                     --               --               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --               --(1)            --               --               --
 Total distributions and other                 --               --               --               --               --
 NET ASSET VALUE, END OF PERIOD            $32.19           $28.41           $25.36           $21.05           $15.62
 Total return                              13.31%           12.03%(2)        20.48%           34.76%         (28.12)%
 Net assets, end of period (in
   thousands)                            $254,484         $256,225         $240,418         $204,838         $137,089
 Average net assets for the period
   (in thousands)                        $253,611         $244,487         $211,792         $167,689         $149,682
 Ratio of gross expenses to average
   net assets(3)(4)                         0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                 (0.28)%          (0.23)%          (0.28)%          (0.35)%          (0.32)%
 Portfolio turnover rate                      41%              32%              25%              36%              63%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  41

GROWTH AND INCOME PORTFOLIO - SERVICE SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                  Years ended December 31
                                          2006            2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $17.66          $15.77           $14.22           $11.56           $14.87
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.31            0.07             0.06             0.06             0.08
 Net gain/(loss) on securities
   (both realized and unrealized)           1.06            1.87             1.55             2.66           (3.31)
 Total from investment operations           1.37            1.94             1.61             2.72           (3.23)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                (0.24)          (0.06)           (0.06)           (0.06)           (0.08)
 Distributions (from capital gains)           --              --               --               --               --
 Payment from affiliate                       --            0.01               --               --               --
 Total distributions and other            (0.24)          (0.05)           (0.06)           (0.06)           (0.08)
 NET ASSET VALUE, END OF PERIOD           $18.79          $17.66           $15.77           $14.22           $11.56
 Total return                              7.83%          12.40%(1)        11.32%           23.60%         (21.77)%
 Net assets, end of period (in
   thousands)                            $37,176         $55,551          $55,596          $62,223          $62,087
 Average net assets for the period
   (in thousands)                        $44,953         $53,705          $56,017          $61,252          $78,089
 Ratio of gross expenses to average
   net assets(2)(3)                        1.09%           0.99%            1.02%            1.10%            1.01%
 Ratio of net expenses to average
   net assets(4)                           1.09%           0.99%            1.02%            1.10%            1.01%
 Ratio of net investment
   income/(loss) to average net
   assets                                  1.70%           0.37%            0.36%            0.44%            0.57%
 Portfolio turnover rate                     58%             37%              48%              43%              54%
-------------------------------------------------------------------------------------------------------------------

(1) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.05%.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 42  Janus Aspen Series

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
                                                                Years ended December 31
                                           2006          2005          2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.76        $26.62        $25.70           $20.95           $28.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.36          0.29          0.17             0.17             0.14
 Net gain/(loss) on securities
   (both realized and unrealized)            4.58          1.18          0.99             4.77           (7.43)
 Total from investment operations            4.94          1.47          1.16             4.94           (7.29)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 Distributions (from capital gains)            --            --            --               --               --
 Tax return of capital                         --            --            --               --(1)            --
 Payment from affiliate                        --            --(2)         --(2)            --               --
 Total distributions and other             (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 NET ASSET VALUE, END OF PERIOD            $32.22        $27.76        $26.62           $25.70           $20.95
 Total return                              17.97%         5.57%(3)      4.53%(4)        23.68%         (25.71)%
 Net assets, end of period (in
   thousands)                            $209,951      $201,382      $235,999         $236,991         $192,629
 Average net assets for the period
   (in thousands)                        $195,343      $206,310      $232,280         $207,451         $188,639
 Ratio of gross expenses to average
   net assets(5)(6)(7)                      0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net expenses to average
   net assets(8)                            0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.29%         1.11%         0.74%            0.80%            0.64%
 Portfolio turnover rate                      46%           41%          120%             126%              73%
---------------------------------------------------------------------------------------------------------------

(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) The ratio was 0.90% in 2006 before waiver of certain fees and/or reduction of adviser's fees.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  43

FLEXIBLE BOND PORTFOLIO - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
                                                                 Years ended December 31
                                          2006            2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $11.91          $12.70          $13.11          $12.82          $11.98
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.51            0.53            0.54            0.53            0.34
 Net gain/(loss) on securities
   (both realized and unrealized)         (0.05)          (0.31)          (0.07)            0.26            0.87
 Total from investment operations           0.46            0.22            0.47            0.79            1.21
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                (0.49)          (0.58)          (0.73)          (0.50)          (0.37)
 Distributions (from capital gains)       (0.02)          (0.43)          (0.15)              --              --
 Payment from affiliate                       --              --(1)           --(1)           --              --
 Total distributions and other            (0.51)          (1.01)          (0.88)          (0.50)          (0.37)
 NET ASSET VALUE, END OF PERIOD           $11.86          $11.91          $12.70          $13.11          $12.82
 Total return                              3.98%           1.76%(2)        3.70%(2)        6.17%          10.16%
 Net assets, end of period (in
   thousands)                            $27,630         $32,909         $34,867         $31,272         $14,025
 Average net assets for the period
   (in thousands)                        $30,780         $33,352         $33,840         $23,523          $7,218
 Ratio of gross expenses to average
   net assets(3)(4)                        0.89%           0.83%           0.84%           0.89%           0.91%
 Ratio of net expenses to average
   net assets(5)                           0.89%           0.82%           0.84%           0.89%           0.91%
 Ratio of net investment
   income/(loss) to average net
   assets                                  4.36%           3.94%           4.03%           4.26%           4.61%
 Portfolio turnover rate                    163%(6)         171%(6)         171%            154%            229%
----------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.
(6) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 165% in 2006 and 177% in 2005.

 44  Janus Aspen Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

                                                Glossary of investment terms  45

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

 46  Janus Aspen Series

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

                                                Glossary of investment terms  47

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the

 48  Janus Aspen Series
   cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  49

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

FITCH, INC.

    BOND RATING                  EXPLANATION
    -----------------------------------------------------------------------------------------
    Investment Grade
    AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
    AA.......................... High quality; very strong capacity to pay principal and interest.
    A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
    BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                 BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                 outweighed by large uncertainties or major risk exposure to adverse conditions.
    D........................... In default.

 50  Janus Aspen Series

MOODY'S INVESTORS
SERVICE, INC.

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper to medium-grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

SECURITIES HOLDINGS BY RATING CATEGORY

   During the year ended December 31, 2006, the percentage of securities holdings for Flexible Bond Portfolio by rating category based upon a weighted monthly average was:

    FLEXIBLE BOND PORTFOLIO
    ---------------------------------------------------------------------
     BONDS-S&P RATING:
     AAA                                                           64.05%
     AA                                                             5.57%
     A                                                              4.50%
     BBB                                                           12.17%
     BB                                                             5.00%
     B                                                              3.49%
     CCC                                                            0.35%
     CC                                                             0.00%
     C                                                              0.00%
     Not Rated                                                      0.96%
     Preferred Stock                                                0.71%
     Cash and Options                                               3.20%
     TOTAL                                                        100.00%
    ---------------------------------------------------------------------

     No other Portfolio described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the year ended December 31, 2006.

                                            Explanation of rating categories  51

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 52

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

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2007

                                         GROWTH & CORE
                                          Mid Cap Growth Portfolio
                                          Balanced Portfolio
                                         INTERNATIONAL & GLOBAL
                                          Worldwide Growth Portfolio
                                          International Growth Portfolio
                                         BOND
                                          Flexible Bond Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes five series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with different investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio.

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Mid Cap Growth Portfolio.................................    2
       Balanced Portfolio.......................................    5
       Worldwide Growth Portfolio...............................    8
       International Growth Portfolio...........................   10
       Flexible Bond Portfolio..................................   13

    FEES AND EXPENSES...........................................   15

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   17
       Risks....................................................   19
       Frequently asked questions about certain risks...........   20
       General portfolio policies...............................   22

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   25
       Management expenses......................................   26
       Investment personnel.....................................   28

    OTHER INFORMATION...........................................   30

    DISTRIBUTIONS AND TAXES.....................................   33

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   34
       Distribution fee.........................................   35
       Purchases................................................   35
       Redemptions..............................................   35
       Excessive trading........................................   36
       Shareholder communications...............................   39

    FINANCIAL HIGHLIGHTS........................................   40

    GLOSSARY OF INVESTMENT TERMS................................   45

    EXPLANATION OF RATING CATEGORIES............................   50

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

MID CAP GROWTH PORTFOLIO

   Mid Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $21.5 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries

 2  Janus Aspen Series
   or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  3

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

MID CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  12.53%     34.19%     123.16%   (31.78)%   (39.59)%   (28.12)%    34.76%     20.48%     12.03%        13.31%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 58.17%    Worst Quarter:  1st-2001 (32.17)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Mid Cap Growth Portfolio - Service Shares                13.31%     8.18%       7.48%         10.68%
          Russell Midcap(R) Growth Index(1)                        10.66%     8.22%       8.62%         10.28%
            (reflects no deduction for fees or expenses)
          S&P MidCap 400 Index(2)                                  10.32%    10.89%      13.47%         13.80%
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
   (2) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representation.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 4  Janus Aspen Series

BALANCED PORTFOLIO

   Balanced Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

                                                          Risk/return summary  5
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   To the extent the Portfolio invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 6  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   BALANCED PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.96%     34.03%     26.03%     (1.37)%    (4.90)%    (6.67)%    13.72%      8.29%      7.62%        10.41%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 20.26%    Worst Quarter:  3rd-2001 (5.91)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Balanced Portfolio - Service Shares                       10.41%     6.44%      10.19%         11.30%
          S&P 500(R) Index(1)                                       15.80%     6.19%       8.42%         10.81%
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(2)                 3.78%     5.17%       6.26%          5.93%
            (reflects no deduction for fees or expenses)
          Balanced Index(3)                                         10.28%     6.00%       7.80%          8.88%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (3) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  7

WORLDWIDE GROWTH PORTFOLIO

   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 3.2% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 8  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.91%     28.71%     63.49%    (15.99)%   (22.62)%   (25.71)%    23.68%      4.53%      5.57%        17.94%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 41.62%    Worst Quarter:  3rd-2001 (20.50)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service Shares               17.94%     3.64%      7.15%          10.85%
          Morgan Stanley Capital International World Index(SM)(1)   20.07%     9.97%      7.64%           8.68%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

INTERNATIONAL GROWTH PORTFOLIO

   International Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 34.0% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 10  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

                                                         Risk/return summary  11

   INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  18.36%     16.88%     79.52%    (16.14)%   (23.43)%   (25.76)%    34.53%     18.69%     31.94%        46.63%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 56.24%    Worst Quarter:  3rd-2001 (20.44)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (5/2/94)
          International Growth Portfolio - Service Shares          46.63%    18.06%      13.85%         15.32%
          Morgan Stanley Capital International EAFE(R) Index(1)    26.34%    14.98%       7.71%          7.42%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International All Country World   26.65%    16.42%        N/A           8.35%(3)
            ex-U.S. Index(SM)(2) (reflects no deduction for fees
               or expenses)
          Morgan Stanley Capital International EAFE(R) Growth
            Index(4)                                               22.33%    12.27%       5.07%          5.06%(5)
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (2) Effective June 30, 2006, International Growth Portfolio changed its secondary benchmark from the MSCI EAFE(R) Growth Index to the MSCI All Country World ex-U.S. Index(SM). The new secondary benchmark provides a more appropriate representation of the Portfolio's investments. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).
   (4) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index, which are categorized as growth securities. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (5) The average annual total return was calculated based on historical information from April 30, 1994 to December 31, 2006 for the MSCI EAFE(R) Growth Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 12  Janus Aspen Series

FLEXIBLE BOND PORTFOLIO

   Flexible Bond Portfolio (the "Portfolio") is designed for long-term investors who primarily seek total return.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLEXIBLE BOND PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

MAIN INVESTMENT RISKS

   Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.

   The Portfolio invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Portfolio is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Portfolio will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Portfolio may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  13

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in Flexible Bond Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FLEXIBLE BOND PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  11.52%      8.85%      1.30%      6.00%      7.49%     10.16%      6.17%      3.70%      1.76%        3.98%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  3rd-2002 5.66%    Worst Quarter:  2nd-2004 (2.97)%

                                                               Average annual total return for periods ended 12/31/06
                                                               ------------------------------------------------------
                                                                                                      Since Inception
                                                                     1 year    5 years    10 years       (9/13/93)
          Flexible Bond Portfolio - Service Shares                   3.98%      5.11%      6.04%           6.89%
          Lehman Brothers Aggregate Bond Index(1)                    4.33%      5.06%      6.24%           6.01%
            (reflects no deduction for fees or expenses)
                                                                     ------------------------------------------------

   (1) The Lehman Brothers Aggregate Bond Index is made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 14  Janus Aspen Series

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

                                                         Risk/return summary  15

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

                ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                                         Distribution                Acquired      Total Annual
                                            Management     (12b-1)       Other     Fund(3) Fees   Fund Operating
                                             Fees(1)       Fees(2)      Expenses   and Expenses      Expenses
    GROWTH & CORE
      Mid Cap Growth Portfolio                0.64%         0.25%        0.06%        0.00%           0.95%
      Balanced Portfolio                      0.55%         0.25%        0.03%        0.00%           0.83%
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(4)           0.60%         0.25%        0.05%        0.00%           0.90%
      International Growth Portfolio          0.64%         0.25%        0.07%        0.00%           0.96%
    BOND
      Flexible Bond Portfolio                 0.55%         0.25%        0.10%        0.00%           0.90%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations. Refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information.

   EXAMPLES:
   These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                 1 Year     3 Years    5 Years    10 Years
                                                                 -----------------------------------------
    GROWTH & CORE
      Mid Cap Growth Portfolio                                    $ 97       $ 303      $ 525     $ 1,166
      Balanced Portfolio                                          $ 85       $ 265      $ 460     $ 1,025
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                               $ 92       $ 287      $ 498     $ 1,108
      International Growth Portfolio                              $ 98       $ 306      $ 531     $ 1,178
    BOND
      Flexible Bond Portfolio                                     $ 92       $ 287      $ 498     $ 1,108

   (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

 16  Janus Aspen Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:

    GROWTH & CORE
      Mid Cap Growth Portfolio                                        Janus Enterprise Fund
      Balanced Portfolio                                                Janus Balanced Fund
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                       Janus Worldwide Fund
      International Growth Portfolio                                    Janus Overseas Fund
    BOND
      Flexible Bond Portfolio                                      Janus Flexible Bond Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs, and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Mid Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies. Janus Enterprise Fund invests, under normal circumstances, at least 50% of its equity assets in medium-sized companies.

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS?

   Unless its investment objective or policies prescribe otherwise, each of the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.

   BALANCED PORTFOLIO may emphasize some degree of income. In the case of Balanced Portfolio, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined

                                   Principal investment strategies and risks  17
   allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Mid Cap Growth Portfolio. The other Portfolios offered by this Prospectus do not emphasize investments in companies of any particular size.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S HOLDINGS?

   Balanced Portfolio shifts assets between the growth and income components of its portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, Balanced Portfolio will place a greater emphasis on the growth component. Balanced Portfolio's growth component will normally be 50-60% of its net assets. In addition, the Portfolio's income component may consist of dividend-paying stocks which exhibit growth characteristics.

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The growth component of Balanced Portfolio's holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The income component of Balanced Portfolio's holdings will consist primarily of fixed-income securities.

7. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY BALANCED PORTFOLIO OR FLEXIBLE BOND PORTFOLIO INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Balanced Portfolio's holdings includes fixed-income securities.

8. HOW DOES FLEXIBLE BOND PORTFOLIO MANAGE INTEREST RATE RISK?

   The portfolio managers may vary the average-weighted effective maturity of the portfolio to reflect their analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Portfolio may also use futures, options, and other derivatives to manage interest rate risk.

9. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds in the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

 18  Janus Aspen Series

10. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "DURATION"?

   A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the portfolio with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.

11. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

12. WHAT ARE U.S. GOVERNMENT SECURITIES?

   Certain Portfolios may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

   Because Flexible Bond Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

                                   Principal investment strategies and risks  19

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

3. HOW IS CREDIT QUALITY MEASURED?

   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

4. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

 20  Janus Aspen Series

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

   Within the parameters of their specific investment policies, the Portfolios, particularly Worldwide Growth Portfolio and International Growth Portfolio, may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that a Portfolio invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Portfolio's investments by country is contained in the Portfolios' shareholder reports and in the Portfolios' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

6. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

7. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements (including, but not limited to, credit default swaps with respect to Flexible Bond Portfolio), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a

                                   Principal investment strategies and risks  21
   variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

8. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Portfolios may not always stay fully invested in stocks or bonds. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio, with the exception of Flexible Bond Portfolio, may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (20% or less of Mid Cap Growth Portfolio's assets and 35% or less of each of the other Portfolios' assets)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

 22  Janus Aspen Series

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (for Balanced Portfolio only, no more than 20% of the Portfolio's total assets)

   Unless otherwise stated within its specific investment policies, Flexible Bond Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio's assets or reducing risk; however, they may not achieve the Portfolio's objective. These securities and strategies may include:

   - equity securities

   - pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls

   - zero coupon, pay-in-kind, and step coupon securities

   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps with values not to exceed 10% of the net assets of the Portfolio), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (no more than 20% of the Portfolio's total assets)

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change

                                   Principal investment strategies and risks  23
   or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers. Changes are made in a Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Due to the nature of the securities in which Flexible Bond Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

 24  Janus Aspen Series

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

                                                Management of the Portfolios  25

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital (net of fee waivers, if applicable) based on each Portfolio's average net assets.

                                                                                             Actual Investment
                                                                         Contractual          Advisory Fee (%)
                                                 Average Daily           Investment         (for the fiscal year
                                                  Net Assets          Advisory Fee (%)       ended December 31,
    Portfolio Name                               of Portfolio           (annual rate)              2006)
    GROWTH & CORE
      Mid Cap Growth Portfolio                All Asset Levels              0.64                     0.64
      Balanced Portfolio                      All Asset Levels              0.55                     0.55
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)           All Asset Levels              0.60                     0.57(2)
      International Growth Portfolio          All Asset Levels              0.64                     0.64
    BOND
      Flexible Bond Portfolio                 First $300 Million            0.55(3)                  0.55
                                              Over $300 Million             0.45

   (1) The Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index. Any such adjustment to this fee rate commenced February 2007. Details discussing this performance fee are included below with a further description in the Statement of Additional Information.
   (2) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Portfolio's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Portfolio for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than performance of the Portfolio's primary benchmark index for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI").
   (3) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to a certain level until at least May 1, 2008. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

 26  Janus Aspen Series

   For Worldwide Growth Portfolio, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Portfolio has performed relative to its benchmark as shown below:

    Portfolio Name                                     Benchmark Index
    ----------------------------------------------------------------------------------------------------
    Worldwide Growth Portfolio                         MSCI World Index(SM)

   Only the base fee rate applied until February 2007 for the Portfolio, at which time the calculation of the performance adjustment is applied as follows:

   Investment Advisory Fee = Base Fee +/- Performance Adjustment

   The investment advisory fee paid to Janus Capital by Worldwide Growth Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Portfolio's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Portfolio's performance-based fee structure has been in effect for at least 12 months. When the Portfolio's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for the Portfolio.

   No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Portfolio's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Portfolio's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Portfolio and the Portfolio's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.

   The investment performance of the Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Portfolio's performance was above or below its benchmark index by comparing the investment performance of the Portfolio's Service Shares against the investment record of the Portfolio's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Portfolio relative to the record of the Portfolio's benchmark index and future changes to the size of the Portfolio.

   The Portfolio's Statement of Additional Information contains additional information about performance-based fees.

                                                Management of the Portfolios  27

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

PORTFOLIO MANAGERS

JONATHAN D. COLEMAN, CFA
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Mid Cap Growth Portfolio, which he has managed since February 2002. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa.
     As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of International
     Growth Portfolio, which he has managed or co-managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined
     Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

MARC PINTO, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Balanced
     Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Portfolio. He holds the Chartered Financial Analyst designation.

GIBSON SMITH
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. Mr. Smith is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. He is also Executive Vice
     President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. In addition, Mr. Smith is Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Darrell Watters are jointly and primarily responsible for the day-to-day management of Flexible Bond Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of Balanced Portfolio.

 28  Janus Aspen Series

RONALD V. SPEAKER, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Flexible Bond Portfolio until May 15, 2007. He has managed or co-managed Flexible Bond Portfolio since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado.
     Mr. Speaker holds the Chartered Financial Analyst designation.

DARRELL WATTERS
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. He is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University. Mr. Watters and Gibson Smith are jointly and primarily responsible for the day-to-day management of Flexible Bond Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.

JASON P. YEE, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, which he has managed since July 2004. Mr. Yee is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1992, working as a research analyst until 1996. He re-joined Janus
     Capital in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers is included in the SAI.

                                                Management of the Portfolios  29

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers two or three classes of shares, one of which, the Service Shares, is offered pursuant to this Prospectus. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

 30  Janus Aspen Series

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

                                                           Other information  31

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 32  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  33

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and

 34  Janus Aspen Series
   procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION FEE

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one
                                                         Shareholder's guide  35
   shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such

 36  Janus Aspen Series
   restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage

                                                         Shareholder's guide  37
   intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

 38  Janus Aspen Series

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  39

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

MID CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $28.41           $25.36           $21.05           $15.62           $21.73
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)              (0.09)           (0.05)           (0.05)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            3.87             3.10             4.36             5.46           (6.07)
 Total from investment operations            3.78             3.05             4.31             5.43           (6.11)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                     --               --               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --               --(1)            --               --               --
 Total distributions and other                 --               --               --               --               --
 NET ASSET VALUE, END OF PERIOD            $32.19           $28.41           $25.36           $21.05           $15.62
 Total return                              13.31%           12.03%(2)        20.48%           34.76%         (28.12)%
 Net assets, end of period (in
   thousands)                            $254,484         $256,225         $240,418         $204,838         $137,089
 Average net assets for the period
   (in thousands)                        $253,611         $244,487         $211,792         $167,689         $149,682
 Ratio of gross expenses to average
   net assets(3)(4)                         0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                 (0.28)%          (0.23)%          (0.28)%          (0.35)%          (0.32)%
 Portfolio turnover rate                      41%              32%              25%              36%              63%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 40  Janus Aspen Series

BALANCED PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $26.61           $25.24           $23.82           $21.32           $23.31
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.49             0.45             0.44             0.39             0.45
 Net gain/(loss) on securities
   (both realized and unrealized)            2.27             1.46             1.52             2.52           (2.00)
 Total from investment operations            2.76             1.91             1.96             2.91           (1.55)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --(1)            --(1)            --               --               --
 Total distributions and other             (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 NET ASSET VALUE, END OF PERIOD            $28.83           $26.61           $25.24           $23.82           $21.32
 Total return                              10.46%(2)         7.62%(2)         8.29%           13.72%          (6.67)%
 Net assets, end of period (in
   thousands)                            $509,087         $559,467         $514,135         $431,044         $282,367
 Average net assets for the period
   (in thousands)                        $515,319         $526,693         $465,719         $349,871         $237,813
 Ratio of gross expenses to average
   net assets(3)(4)                         0.83%            0.82%            0.86%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.82%            0.82%            0.86%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.79%            1.77%            1.85%            1.86%            2.28%
 Portfolio turnover rate                      52%              52%              64%              69%              94%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  41

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
                                                                Years ended December 31
                                           2006          2005          2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.76        $26.62        $25.70           $20.95           $28.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.36          0.29          0.17             0.17             0.14
 Net gain/(loss) on securities
   (both realized and unrealized)            4.58          1.18          0.99             4.77           (7.43)
 Total from investment operations            4.94          1.47          1.16             4.94           (7.29)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 Distributions (from capital gains)            --            --            --               --               --
 Tax return of capital                         --            --            --               --(1)            --
 Payment from affiliate                        --            --(2)         --(2)            --               --
 Total distributions and other             (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 NET ASSET VALUE, END OF PERIOD            $32.22        $27.76        $26.62           $25.70           $20.95
 Total return                              17.97%         5.57%(3)      4.53%(4)        23.68%         (25.71)%
 Net assets, end of period (in
   thousands)                            $209,951      $201,382      $235,999         $236,991         $192,629
 Average net assets for the period
   (in thousands)                        $195,343      $206,310      $232,280         $207,451         $188,639
 Ratio of gross expenses to average
   net assets(5)(6)(7)                      0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net expenses to average
   net assets(8)                            0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.29%         1.11%         0.74%            0.80%            0.64%
 Portfolio turnover rate                      46%           41%          120%             126%              73%
---------------------------------------------------------------------------------------------------------------

(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) The ratio was 0.90% in 2006 before waiver of certain fees and/or reduction of adviser's fees.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

 42  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                    Years ended December 31
                                            2006              2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $35.17           $26.94           $22.89           $17.18           $23.30
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  0.46             0.31             0.20             0.18             0.13
 Net gain/(loss) on securities
   (both realized and unrealized)             15.79             8.24             4.05             5.71           (6.12)
 Total from investment operations             16.25             8.55             4.25             5.89           (5.99)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                   (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 Distributions (from capital gains)              --               --               --               --               --
 Payment from affiliate                          --(1)            --(1)            --(1)            --               --
 Total distributions and other               (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 NET ASSET VALUE, END OF PERIOD              $50.62           $35.17           $26.94           $22.89           $17.18
 Total return                                46.66%(2)        31.94%(2)        18.69%(2)        34.53%         (25.76)%
 Net assets, end of period (in
   thousands)                            $1,072,922         $635,357         $498,735         $457,965         $380,620
 Average net assets for the period
   (in thousands)                          $826,815         $523,662         $457,088         $391,922         $477,995
 Ratio of gross expenses to average
   net assets(3)(4)                           0.96%            0.95%            0.94%            1.01%            0.99%
 Ratio of net expenses to average
   net assets(5)                              0.96%            0.95%            0.93%            1.01%            0.99%
 Ratio of net investment
   income/(loss) to average net
   assets                                     1.49%            0.78%            0.77%            0.99%            0.67%
 Portfolio turnover rate                        60%              57%              65%             123%              74%
-----------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  43

FLEXIBLE BOND PORTFOLIO - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
                                                                 Years ended December 31
                                          2006            2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $11.91          $12.70          $13.11          $12.82          $11.98
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.51            0.53            0.54            0.53            0.34
 Net gain/(loss) on securities
   (both realized and unrealized)         (0.05)          (0.31)          (0.07)            0.26            0.87
 Total from investment operations           0.46            0.22            0.47            0.79            1.21
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                (0.49)          (0.58)          (0.73)          (0.50)          (0.37)
 Distributions (from capital gains)       (0.02)          (0.43)          (0.15)              --              --
 Payment from affiliate                       --              --(1)           --(1)           --              --
 Total distributions and other            (0.51)          (1.01)          (0.88)          (0.50)          (0.37)
 NET ASSET VALUE, END OF PERIOD           $11.86          $11.91          $12.70          $13.11          $12.82
 Total return                              3.98%           1.76%(2)        3.70%(2)        6.17%          10.16%
 Net assets, end of period (in
   thousands)                            $27,630         $32,909         $34,867         $31,272         $14,025
 Average net assets for the period
   (in thousands)                        $30,780         $33,352         $33,840         $23,523          $7,218
 Ratio of gross expenses to average
   net assets(3)(4)                        0.89%           0.83%           0.84%           0.89%           0.91%
 Ratio of net expenses to average
   net assets(5)                           0.89%           0.82%           0.84%           0.89%           0.91%
 Ratio of net investment
   income/(loss) to average net
   assets                                  4.36%           3.94%           4.03%           4.26%           4.61%
 Portfolio turnover rate                    163%(6)         171%(6)         171%            154%            229%
----------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.
(6) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 165% in 2006 and 177% in 2005.

 44  Janus Aspen Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

                                                Glossary of investment terms  45

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

 46  Janus Aspen Series

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

                                                Glossary of investment terms  47

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the

 48  Janus Aspen Series
   cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  49

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

FITCH, INC.

    BOND RATING                  EXPLANATION
    -----------------------------------------------------------------------------------------
    Investment Grade
    AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
    AA.......................... High quality; very strong capacity to pay principal and interest.
    A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
    BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                 BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                 outweighed by large uncertainties or major risk exposure to adverse conditions.
    D........................... In default.

 50  Janus Aspen Series

MOODY'S INVESTORS
SERVICE, INC.

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper to medium-grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

SECURITIES HOLDINGS BY RATING CATEGORY

   During the year ended December 31, 2006, the percentage of securities holdings for Flexible Bond Portfolio by rating category based upon a weighted monthly average was:

    FLEXIBLE BOND PORTFOLIO
    ---------------------------------------------------------------------
     BONDS-S&P RATING:
     AAA                                                           64.05%
     AA                                                             5.57%
     A                                                              4.50%
     BBB                                                           12.17%
     BB                                                             5.00%
     B                                                              3.49%
     CCC                                                            0.35%
     CC                                                             0.00%
     C                                                              0.00%
     Not Rated                                                      0.96%
     Preferred Stock                                                0.71%
     Cash and Options                                               3.20%
     TOTAL                                                        100.00%
    ---------------------------------------------------------------------

   No other Portfolio described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the year ended December 31, 2006.

                                            Explanation of rating categories  51

                      This page intentionally left blank.

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2007

                                         GROWTH & CORE
                                          Mid Cap Growth Portfolio
                                          Balanced Portfolio
                                         INTERNATIONAL & GLOBAL
                                          Worldwide Growth Portfolio
                                          International Growth Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes four series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with different investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio.

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Mid Cap Growth Portfolio.................................    2
       Balanced Portfolio.......................................    5
       Worldwide Growth Portfolio...............................    8
       International Growth Portfolio...........................   10

    FEES AND EXPENSES...........................................   13

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   15
       Risks....................................................   17
       Frequently asked questions about certain risks...........   17
       General portfolio policies...............................   19

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   22
       Management expenses......................................   23
       Investment personnel.....................................   25

    OTHER INFORMATION...........................................   26

    DISTRIBUTIONS AND TAXES.....................................   29

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   30
       Distribution fee.........................................   31
       Purchases................................................   31
       Redemptions..............................................   31
       Excessive trading........................................   32
       Shareholder communications...............................   35

    FINANCIAL HIGHLIGHTS........................................   36

    GLOSSARY OF INVESTMENT TERMS................................   40

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

MID CAP GROWTH PORTFOLIO

   Mid Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   MID CAP GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $21.5 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. The Portfolio's investments may often be focused in a small number of business sectors, which may pose greater market and liquidity risks.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries

 2  Janus Aspen Series
   or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  3

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   MID CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  12.53%     34.19%     123.16%   (31.78)%   (39.59)%   (28.12)%    34.76%     20.48%     12.03%        13.31%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 58.17%    Worst Quarter:  1st-2001 (32.17)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (9/13/93)
          Mid Cap Growth Portfolio - Service Shares                13.31%     8.18%       7.48%         10.68%
          Russell Midcap(R) Growth Index(1)                        10.66%     8.22%       8.62%         10.28%
            (reflects no deduction for fees or expenses)
          S&P MidCap 400 Index(2)                                  10.32%    10.89%      13.47%         13.80%
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.
   (2) The S&P MidCap 400 Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity, and industry group representation.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 4  Janus Aspen Series

BALANCED PORTFOLIO

   Balanced Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

                                                          Risk/return summary  5
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   To the extent the Portfolio invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 6  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   BALANCED PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.96%     34.03%     26.03%     (1.37)%    (4.90)%    (6.67)%    13.72%      8.29%      7.62%        10.41%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 20.26%    Worst Quarter:  3rd-2001 (5.91)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Balanced Portfolio - Service Shares                       10.41%     6.44%      10.19%         11.30%
          S&P 500(R) Index(1)                                       15.80%     6.19%       8.42%         10.81%
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(2)                 3.78%     5.17%       6.26%          5.93%
            (reflects no deduction for fees or expenses)
          Balanced Index(3)                                         10.28%     6.00%       7.80%          8.88%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (3) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  7

WORLDWIDE GROWTH PORTFOLIO

   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 3.2% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 8  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.91%     28.71%     63.49%    (15.99)%   (22.62)%   (25.71)%    23.68%      4.53%      5.57%        17.94%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 41.62%    Worst Quarter:  3rd-2001 (20.50)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service Shares               17.94%     3.64%      7.15%          10.85%
          Morgan Stanley Capital International World Index(SM)(1)   20.07%     9.97%      7.64%           8.68%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

INTERNATIONAL GROWTH PORTFOLIO

   International Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 34.0% of the Portfolio's investments were in emerging markets.

 10  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

                                                         Risk/return summary  11

   INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  18.36%     16.88%     79.52%    (16.14)%   (23.43)%   (25.76)%    34.53%     18.69%     31.94%        46.63%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 56.24%    Worst Quarter:  3rd-2001 (20.44)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (5/2/94)
          International Growth Portfolio - Service Shares          46.63%    18.06%      13.85%         15.32%
          Morgan Stanley Capital International EAFE(R) Index(1)    26.34%    14.98%       7.71%          7.42%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International All Country World   26.65%    16.42%        N/A           8.35%(3)
            ex-U.S. Index(SM)(2) (reflects no deduction for fees
               or expenses)
          Morgan Stanley Capital International EAFE(R) Growth
            Index(4)                                               22.33%    12.27%       5.07%          5.06%(5)
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (2) Effective June 30, 2006, International Growth Portfolio changed its secondary benchmark from the MSCI EAFE(R) Growth Index to the MSCI All Country World ex-U.S. Index(SM). The new secondary benchmark provides a more appropriate representation of the Portfolio's investments. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).
   (4) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index, which are categorized as growth securities. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (5) The average annual total return was calculated based on historical information from April 30, 1994 to December 31, 2006 for the MSCI EAFE(R) Growth Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 12  Janus Aspen Series

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006.

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

                                                         Risk/return summary  13

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

                ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                                         Distribution                Acquired      Total Annual
                                            Management     (12b-1)       Other     Fund(3) Fees   Fund Operating
                                             Fees(1)       Fees(2)      Expenses   and Expenses      Expenses
    GROWTH & CORE
      Mid Cap Growth Portfolio                0.64%         0.25%        0.06%        0.00%           0.95%
      Balanced Portfolio                      0.55%         0.25%        0.03%        0.00%           0.83%
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(4)           0.60%         0.25%        0.05%        0.00%           0.90%
      International Growth Portfolio          0.64%         0.25%        0.07%        0.00%           0.96%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations. Refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information.

   EXAMPLES:
   These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                 1 Year     3 Years    5 Years    10 Years
                                                                 -----------------------------------------
    GROWTH & CORE
      Mid Cap Growth Portfolio                                    $ 97       $ 303      $ 525     $ 1,166
      Balanced Portfolio                                          $ 85       $ 265      $ 460     $ 1,025
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                               $ 92       $ 287      $ 498     $ 1,108
      International Growth Portfolio                              $ 98       $ 306      $ 531     $ 1,178

   (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

 14  Janus Aspen Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:

    GROWTH & CORE
      Mid Cap Growth Portfolio                                        Janus Enterprise Fund
      Balanced Portfolio                                                Janus Balanced Fund
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                       Janus Worldwide Fund
      International Growth Portfolio                                    Janus Overseas Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs, and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Mid Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies. Janus Enterprise Fund invests, under normal circumstances, at least 50% of its equity assets in medium-sized companies.

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS?

   Unless its investment objective or policies prescribe otherwise, each of the Portfolios may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.

   BALANCED PORTFOLIO may emphasize some degree of income. In the case of Balanced Portfolio, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for

                                   Principal investment strategies and risks  15
   economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Mid Cap Growth Portfolio. The other Portfolios offered by this Prospectus do not emphasize investments in companies of any particular size.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S HOLDINGS?

   Balanced Portfolio shifts assets between the growth and income components of its portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, Balanced Portfolio will place a greater emphasis on the growth component. Balanced Portfolio's growth component will normally be 50-60% of its net assets. In addition, the Portfolio's income component may consist of dividend-paying stocks which exhibit growth characteristics.

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The growth component of Balanced Portfolio's holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The income component of Balanced Portfolio's holdings will consist primarily of fixed-income securities.

7. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY BALANCED PORTFOLIO
   INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Balanced Portfolio's holdings includes fixed-income securities.

8. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

9. WHAT ARE U.S. GOVERNMENT SECURITIES?

   Certain Portfolios may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

 16  Janus Aspen Series

RISKS

   Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few

                                   Principal investment strategies and risks  17
     industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

   Within the parameters of their specific investment policies, the Portfolios, particularly Worldwide Growth Portfolio and International Growth Portfolio, may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that a Portfolio invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Portfolio's investments by country is contained in the Portfolios' shareholder reports and in the Portfolios' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

 18  Janus Aspen Series

5. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

6. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements, and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

7. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Portfolios may not always stay fully invested in stocks or bonds. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

                                   Principal investment strategies and risks  19

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (20% or less of Mid Cap Growth Portfolio's assets and 35% or less of each of the other Portfolios' assets)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (for Balanced Portfolio only, no more than 20% of the Portfolio's total assets)

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

 20  Janus Aspen Series

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers. Changes are made in a Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

                                   Principal investment strategies and risks  21

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

 22  Janus Aspen Series

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital based on each Portfolio's average net assets.

                                                                                            Actual Investment
                                                                         Contractual         Advisory Fee (%)
                                                     Average Daily        Investment       (for the fiscal year
                                                      Net Assets       Advisory Fee (%)     ended December 31,
    Portfolio Name                                   of Portfolio       (annual rate)             2006)
    GROWTH & CORE
      Mid Cap Growth Portfolio                     All Asset Levels         0.64                    0.64
      Balanced Portfolio                           All Asset Levels         0.55                    0.55
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                All Asset Levels         0.60                    0.57(2)
      International Growth Portfolio               All Asset Levels         0.64                    0.64

   (1) The Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index. Any such adjustment to this fee rate commenced February 2007. Details discussing this performance fee are included below with a further description in the Statement of Additional Information.
   (2) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Portfolio's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Portfolio for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than performance of the Portfolio's primary benchmark index for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI").

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

   For Worldwide Growth Portfolio, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the investment advisory fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Portfolio has performed relative to its benchmark as shown below:

    Portfolio Name                                     Benchmark Index
    ----------------------------------------------------------------------------------------------------
    Worldwide Growth Portfolio                         MSCI World Index(SM)

   Only the base fee rate applied until February 2007 for the Portfolio, at which time the calculation of the performance adjustment is applied as follows:

   Investment Advisory Fee = Base Fee +/- Performance Adjustment

                                                Management of the Portfolios  23

   The investment advisory fee paid to Janus Capital by Worldwide Growth Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Portfolio's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Portfolio's performance-based fee structure has been in effect for at least 12 months. When the Portfolio's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for the Portfolio.

   No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Portfolio's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Portfolio's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Portfolio and the Portfolio's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.

   The investment performance of the Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Portfolio's performance was above or below its benchmark index by comparing the investment performance of the Portfolio's Service Shares against the investment record of the Portfolio's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Portfolio relative to the record of the Portfolio's benchmark index and future changes to the size of the Portfolio.

   The Portfolio's Statement of Additional Information contains additional information about performance-based fees.

 24  Janus Aspen Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

PORTFOLIO MANAGERS

JONATHAN D. COLEMAN, CFA
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Portfolio Manager of Mid Cap Growth Portfolio, which he has managed since February 2002. Mr. Coleman is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1994 as a research analyst. Mr. Coleman holds a Bachelor's degree in Political Economy and Spanish from Williams College, where he was a member of Phi Beta Kappa.
     As a Fulbright Fellow, he conducted research on economic integration in Central America. Mr. Coleman holds the Chartered Financial Analyst designation.

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of International
     Growth Portfolio, which he has managed or co-managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined
     Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

MARC PINTO, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Balanced
     Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Portfolio. He holds the Chartered Financial Analyst designation.

GIBSON SMITH
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of the Portfolio.

JASON P. YEE, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, which he has managed since July 2004. Mr. Yee is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1992, working as a research analyst until 1996. He re-joined Janus
     Capital in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers is included in the SAI.

                                                Management of the Portfolios  25

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers two or three classes of shares, one of which, the Service Shares, is offered pursuant to this Prospectus. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

 26  Janus Aspen Series

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

                                                           Other information  27

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 28  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  29

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and

 30  Janus Aspen Series
   procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION FEE

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one
                                                         Shareholder's guide  31
   shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such

 32  Janus Aspen Series
   restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage

                                                         Shareholder's guide  33
   intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

 34  Janus Aspen Series

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  35

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

MID CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $28.41           $25.36           $21.05           $15.62           $21.73
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)              (0.09)           (0.05)           (0.05)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            3.87             3.10             4.36             5.46           (6.07)
 Total from investment operations            3.78             3.05             4.31             5.43           (6.11)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                     --               --               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --               --(1)            --               --               --
 Total distributions and other                 --               --               --               --               --
 NET ASSET VALUE, END OF PERIOD            $32.19           $28.41           $25.36           $21.05           $15.62
 Total return                              13.31%           12.03%(2)        20.48%           34.76%         (28.12)%
 Net assets, end of period (in
   thousands)                            $254,484         $256,225         $240,418         $204,838         $137,089
 Average net assets for the period
   (in thousands)                        $253,611         $244,487         $211,792         $167,689         $149,682
 Ratio of gross expenses to average
   net assets(3)(4)                         0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.94%            0.92%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                 (0.28)%          (0.23)%          (0.28)%          (0.35)%          (0.32)%
 Portfolio turnover rate                      41%              32%              25%              36%              63%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 36  Janus Aspen Series

BALANCED PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $26.61           $25.24           $23.82           $21.32           $23.31
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.49             0.45             0.44             0.39             0.45
 Net gain/(loss) on securities
   (both realized and unrealized)            2.27             1.46             1.52             2.52           (2.00)
 Total from investment operations            2.76             1.91             1.96             2.91           (1.55)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --(1)            --(1)            --               --               --
 Total distributions and other             (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 NET ASSET VALUE, END OF PERIOD            $28.83           $26.61           $25.24           $23.82           $21.32
 Total return                              10.46%(2)         7.62%(2)         8.29%           13.72%          (6.67)%
 Net assets, end of period (in
   thousands)                            $509,087         $559,467         $514,135         $431,044         $282,367
 Average net assets for the period
   (in thousands)                        $515,319         $526,693         $465,719         $349,871         $237,813
 Ratio of gross expenses to average
   net assets(3)(4)                         0.83%            0.82%            0.86%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.82%            0.82%            0.86%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.79%            1.77%            1.85%            1.86%            2.28%
 Portfolio turnover rate                      52%              52%              64%              69%              94%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  37

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
                                                                Years ended December 31
                                           2006          2005          2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.76        $26.62        $25.70           $20.95           $28.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.36          0.29          0.17             0.17             0.14
 Net gain/(loss) on securities
   (both realized and unrealized)            4.58          1.18          0.99             4.77           (7.43)
 Total from investment operations            4.94          1.47          1.16             4.94           (7.29)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 Distributions (from capital gains)            --            --            --               --               --
 Tax return of capital                         --            --            --               --(1)            --
 Payment from affiliate                        --            --(2)         --(2)            --               --
 Total distributions and other             (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 NET ASSET VALUE, END OF PERIOD            $32.22        $27.76        $26.62           $25.70           $20.95
 Total return                              17.97%         5.57%(3)      4.53%(4)        23.68%         (25.71)%
 Net assets, end of period (in
   thousands)                            $209,951      $201,382      $235,999         $236,991         $192,629
 Average net assets for the period
   (in thousands)                        $195,343      $206,310      $232,280         $207,451         $188,639
 Ratio of gross expenses to average
   net assets(5)(6)(7)                      0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net expenses to average
   net assets(8)                            0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.29%         1.11%         0.74%            0.80%            0.64%
 Portfolio turnover rate                      46%           41%          120%             126%              73%
---------------------------------------------------------------------------------------------------------------

(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) The ratio was 0.90% in 2006 before waiver of certain fees and/or reduction of adviser's fees.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

 38  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                    Years ended December 31
                                            2006              2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $35.17           $26.94           $22.89           $17.18           $23.30
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  0.46             0.31             0.20             0.18             0.13
 Net gain/(loss) on securities
   (both realized and unrealized)             15.79             8.24             4.05             5.71           (6.12)
 Total from investment operations             16.25             8.55             4.25             5.89           (5.99)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                   (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 Distributions (from capital gains)              --               --               --               --               --
 Payment from affiliate                          --(1)            --(1)            --(1)            --               --
 Total distributions and other               (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 NET ASSET VALUE, END OF PERIOD              $50.62           $35.17           $26.94           $22.89           $17.18
 Total return                                46.66%(2)        31.94%(2)        18.69%(2)        34.53%         (25.76)%
 Net assets, end of period (in
   thousands)                            $1,072,922         $635,357         $498,735         $457,965         $380,620
 Average net assets for the period
   (in thousands)                          $826,815         $523,662         $457,088         $391,922         $477,995
 Ratio of gross expenses to average
   net assets(3)(4)                           0.96%            0.95%            0.94%            1.01%            0.99%
 Ratio of net expenses to average
   net assets(5)                              0.96%            0.95%            0.93%            1.01%            0.99%
 Ratio of net investment
   income/(loss) to average net
   assets                                     1.49%            0.78%            0.77%            0.99%            0.67%
 Portfolio turnover rate                        60%              57%              65%             123%              74%
-----------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  39

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

 40  Janus Aspen Series

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

                                                Glossary of investment terms  41

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

 42  Janus Aspen Series

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the

                                                Glossary of investment terms  43
   cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 44  Janus Aspen Series

                      This page intentionally left blank.

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2007

                                         GROWTH & CORE
                                          Forty Portfolio
                                          Fundamental Equity Portfolio
                                          Balanced Portfolio
                                         RISK-MANAGED
                                          Janus Aspen INTECH Risk-Managed Core
                                          Portfolio
                                         INTERNATIONAL & GLOBAL
                                          International Growth Portfolio
                                         SPECIALTY EQUITY
                                          Global Technology Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes six series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with different investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio. Janus Aspen INTECH Risk-Managed Core Portfolio is subadvised by Enhanced Investment Technologies, LLC ("INTECH").

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Forty Portfolio..........................................    2
       Fundamental Equity Portfolio.............................    4
       Balanced Portfolio.......................................    7
       Janus Aspen INTECH Risk-Managed Core Portfolio...........   10
       International Growth Portfolio...........................   12
       Global Technology Portfolio..............................   15

    FEES AND EXPENSES...........................................   18

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   21
       Risks....................................................   23
       Frequently asked questions about certain risks...........   24
       General portfolio policies...............................   26

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   30
       Management expenses......................................   31
       Subadviser...............................................   33
       Investment personnel.....................................   33

    OTHER INFORMATION...........................................   35

    DISTRIBUTIONS AND TAXES.....................................   38

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   39
       Distribution and service fees............................   40
       Purchases................................................   40
       Redemptions..............................................   40
       Excessive trading........................................   41
       Shareholder communications...............................   44

    FINANCIAL HIGHLIGHTS........................................   45

    GLOSSARY OF INVESTMENT TERMS................................   51

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

FORTY PORTFOLIO

   Forty Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FORTY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return. Although the Portfolio may satisfy the requirements for a diversified portfolio, its nondiversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 2  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FORTY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  57.91%     64.60%    (18.37)%   (21.83)%   (15.93)%    20.23%     17.97%     12.56%         9.12%
                   1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 40.00%    Worst Quarter:  3rd-2001 (18.74)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Forty Portfolio - Service Shares                              9.12%     7.93%         12.35%
          Russell 1000(R) Growth Index(1)                               9.07%     2.69%          4.90%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                          15.80%     6.19%          7.82%
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

FUNDAMENTAL EQUITY PORTFOLIO

   Fundamental Equity Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FUNDAMENTAL EQUITY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities selected for their growth potential. Eligible equity securities in which the Portfolio may invest include:

     - domestic and foreign common stocks;
     - preferred stocks;
     - securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; and
     - other securities with equity characteristics.

   The Portfolio may invest in companies of any size.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the

 4  Janus Aspen Series

   Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  5

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FUNDAMENTAL EQUITY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  45.99%     40.39%     (8.24)%   (12.04)%   (18.45)%    25.08%     13.22%     15.35%         9.69%
                   1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 28.47%    Worst Quarter:  3rd-2002 (15.40)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Fundamental Equity Portfolio - Service Shares                 9.69%     7.88%         12.96%
          S&P 500(R) Index(1)                                          15.80%     6.19%          7.82%
            (reflects no deduction for fees or expenses)
          Russell 1000(R) Growth Index(2)                               9.07%     2.69%          4.90%
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 6  Janus Aspen Series

BALANCED PORTFOLIO

   Balanced Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

                                                          Risk/return summary  7
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   To the extent the Portfolio invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 8  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   BALANCED PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.96%     34.03%     26.03%     (1.37)%    (4.90)%    (6.67)%    13.72%      8.29%      7.62%        10.41%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 20.26%    Worst Quarter:  3rd-2001 (5.91)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Balanced Portfolio - Service Shares                       10.41%     6.44%      10.19%         11.30%
          S&P 500(R) Index(1)                                       15.80%     6.19%       8.42%         10.81%
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(2)                 3.78%     5.17%       6.26%          5.93%
            (reflects no deduction for fees or expenses)
          Balanced Index(3)                                         10.28%     6.00%       7.80%          8.88%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (3) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

JANUS ASPEN INTECH RISK-MANAGED CORE PORTFOLIO

   Risk-Managed Core Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED CORE PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests primarily in common stocks from the universe of the Portfolio's benchmark index, which is the S&P 500(R) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.

   The Portfolio pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that produces returns in excess of its benchmark with an equal or lesser amount of risk.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Portfolio may not outperform the benchmark index.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 10  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                                   17.55%     10.92%        10.77%
                                                    2004       2005          2006

      Best Quarter:  4th-2004 9.48%    Worst Quarter:  2nd-2006 (2.64)%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (1/2/03)
          Risk-Managed Core Portfolio - Service Shares                 10.77%        15.91%
          S&P 500(R) Index(1)                                          15.80%        13.83%
            (reflects no deduction for fees or expenses)
                                                                       -------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  11

INTERNATIONAL GROWTH PORTFOLIO

   International Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 34.0% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 12  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

                                                         Risk/return summary  13

   INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  18.36%     16.88%     79.52%    (16.14)%   (23.43)%   (25.76)%    34.53%     18.69%     31.94%        46.63%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 56.24%    Worst Quarter:  3rd-2001 (20.44)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (5/2/94)
          International Growth Portfolio - Service Shares          46.63%    18.06%      13.85%         15.32%
          Morgan Stanley Capital International EAFE(R) Index(1)    26.34%    14.98%       7.71%          7.42%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International All Country World   26.65%    16.42%        N/A           8.35%(3)
            ex-U.S. Index(SM)(2) (reflects no deduction for fees
               or expenses)
          Morgan Stanley Capital International EAFE(R) Growth
            Index(4)                                               22.33%    12.27%       5.07%          5.06%(5)
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (2) Effective June 30, 2006, International Growth Portfolio changed its secondary benchmark from the MSCI EAFE(R) Growth Index to the MSCI All Country World ex-U.S. Index(SM). The new secondary benchmark provides a more appropriate representation of the Portfolio's investments. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).
   (4) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index, which are categorized as growth securities. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (5) The average annual total return was calculated based on historical information from April 30, 1994 to December 31, 2006 for the MSCI EAFE(R) Growth Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 14  Janus Aspen Series

GLOBAL TECHNOLOGY PORTFOLIO

   Global Technology Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   GLOBAL TECHNOLOGY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

   a. companies that the portfolio managers believe have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

   b. companies that the portfolio managers believe rely extensively on technology in connection with their operations or services.

   The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in
                                                         Risk/return summary  15
   currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 9.1% of the Portfolio's investments were in emerging markets.

   Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 16  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                (37.31)%   (40.93)%    46.47%      0.57%     11.55%         7.83%
                                  2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-2001 31.19%    Worst Quarter:  3rd-2001 (35.48)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (1/18/00)
          Global Technology Portfolio - Service Shares                  7.83%     0.91%        (11.36)%
          S&P 500(R) Index(1)                                          15.80%     6.19%           1.27%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International World Information
            Technology Index(2)                                         9.31%     1.33%        (10.29)%(3)
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Morgan Stanley Capital International ("MSCI") World Information Technology Index is a capitalization weighted index that monitors the performance of information technology stocks from developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from January 31, 2000 to December 31, 2006 for the MSCI World Information Technology Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  17

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 18  Janus Aspen Series

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

    ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                               Distribution                Acquired      Total Annual                Net Annual
                                  Management     (12b-1)       Other     Fund(3) Fees   Fund Operating   Expense   Fund Operating
                                   Fees(1)       Fees(2)      Expenses   and Expenses    Expenses(4)     Waivers    Expenses(4)
    GROWTH & CORE
      Forty Portfolio               0.64%         0.25%         0.06%        0.00%           0.95%          N/A        0.95%
      Fundamental Equity
        Portfolio                   0.60%         0.25%         1.15%        0.00%           2.00%        0.55%        1.45%
      Balanced Portfolio            0.55%         0.25%         0.03%        0.00%           0.83%          N/A        0.83%
    RISK-MANAGED
      Risk-Managed Core
        Portfolio(5)                0.50%         0.25%         1.11%(6)     0.00%           1.86%        0.41%        1.45%
    INTERNATIONAL & GLOBAL
      International Growth
        Portfolio                   0.64%         0.25%         0.07%        0.00%           0.96%          N/A        0.96%
    SPECIALTY EQUITY
      Global Technology
        Portfolio                   0.64%         0.25%         0.19%        0.02%           1.10%        0.00%        1.10%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.
   (5) Risk-Managed Core Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table. Any such adjustment to this fee rate commenced January 2007, and may increase or decrease the Management Fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations. Refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information. Risk-Managed Core Portfolio has entered into an agreement with Janus Capital to limit certain expenses (refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information). Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.
   (6) Included in Other Expenses is an administrative services fee of 0.10% of the average daily net assets of the Portfolio to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

                                                         Risk/return summary  19

   EXAMPLES:
   THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                1 Year     3 Years    5 Years    10 Years
                                                                -----------------------------------------
    GROWTH & CORE
      Forty Portfolio                                            $  97      $ 303     $   525    $ 1,166
      Fundamental Equity Portfolio                               $ 203      $ 627     $ 1,078    $ 2,327
      Balanced Portfolio                                         $  85      $ 265     $   460    $ 1,025
    RISK-MANAGED
      Risk-Managed Core Portfolio(1)                             $ 189      $ 585     $ 1,006    $ 2,180
    INTERNATIONAL & GLOBAL
      International Growth Portfolio                             $  98      $ 306     $   531    $ 1,178
    SPECIALTY EQUITY
      Global Technology Portfolio                                $ 112      $ 350     $   606    $ 1,340

   (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

 20  Janus Aspen Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Certain Portfolios have a similar investment objective and similar principal investment strategies to a Janus retail fund:

    GROWTH & CORE
      Forty Portfolio                                                     Janus Twenty Fund
      Fundamental Equity Portfolio                            Janus Fundamental Equity Fund
      Balanced Portfolio                                                Janus Balanced Fund
    INTERNATIONAL & GLOBAL
      International Growth Portfolio                                    Janus Overseas Fund
    SPECIALTY EQUITY
      Global Technology Portfolio                              Janus Global Technology Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs, and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Risk-Managed Core Portfolio does not have a corresponding Janus retail fund. Forty Portfolio invests primarily in a core group of 20-40 common stocks selected for their growth potential. Janus Twenty Fund invests primarily in a core group of 20-30 common stocks selected for their growth potential.

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS MANAGED BY JANUS?

   Unless its investment objective or policies prescribe otherwise, each of the Portfolios may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.

   BALANCED PORTFOLIO may emphasize some degree of income. In the case of Balanced Portfolio, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives.

2. ARE THE SAME CRITERIA USED BY JANUS TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined

                                   Principal investment strategies and risks  21
   allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

3. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR RISK-MANAGED CORE PORTFOLIO?

   INTECH applies a mathematical investment process to construct an investment portfolio for Risk-Managed Core Portfolio. INTECH developed the formulas underlying this mathematical investment process.

   The mathematical investment process is designed to take advantage of market volatility (variation in stock prices), rather than using fundamental research or market/economic trends to predict the future returns of stocks. The process seeks to generate a return in excess of Risk-Managed Core Portfolio's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical investment process involves:

   - selecting stocks primarily from stocks within Risk-Managed Core Portfolio's benchmark;

   - periodically determining a target weighting of these stocks and rebalancing to the target weighting; and

   - monitoring the total risk and volatility of Risk-Managed Core Portfolio's holdings with respect to its benchmark index.

   INTECH seeks to outperform the Portfolio's benchmark index through its mathematical investment process. INTECH seeks to identify stocks for the Portfolio in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical investment process used by INTECH may not achieve the desired results.

   Risk-Managed Core Portfolio may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

4. ARE THE SAME CRITERIA USED BY INTECH TO SELECT FOREIGN SECURITIES?

   Generally, yes. To the extent that foreign securities may be included in Risk-Managed Core Portfolio's benchmark index, INTECH's mathematical investment process may select foreign securities from within the benchmark index, regardless of where a company is located. There are no limitations on the countries in which Risk-Managed Core Portfolio may invest.

5. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolios do not emphasize investments in companies of any particular size.

6. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S HOLDINGS?

   Balanced Portfolio shifts assets between the growth and income components of its portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, Balanced Portfolio will place a greater emphasis on the growth component. Balanced Portfolio's growth component will normally be 50-60% of its net assets. In addition, the Portfolio's income component may consist of dividend-paying stocks which exhibit growth characteristics.

 22  Janus Aspen Series

7. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The growth component of Balanced Portfolio's holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.

8. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The income component of Balanced Portfolio's holdings will consist primarily of fixed-income securities.

9. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY BALANCED PORTFOLIO
   INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Balanced Portfolio's holdings includes fixed-income securities.

10. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?

   Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, the portfolio managers may have more flexibility to find companies that they believe will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

11. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

12. WHAT ARE U.S. GOVERNMENT SECURITIES?

   Certain Portfolios may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Technology Portfolio's performance may also be affected by industry risk to a greater extent than the other Portfolios.

                                   Principal investment strategies and risks  23

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF FORTY PORTFOLIO AFFECT ITS RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of the Portfolio. Since the Portfolio normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

3. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures,

 24  Janus Aspen Series
     national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

   Within the parameters of their specific investment policies, the Portfolios, particularly International Growth Portfolio and Global Technology Portfolio, may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that a Portfolio invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Portfolio's investments by country is contained in the Portfolios' shareholder reports and in the Portfolios' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

                                   Principal investment strategies and risks  25

6. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

7. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements, and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

   Risk-Managed Core Portfolio's subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

   Risk-Managed Core Portfolio normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, it may use futures and options and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Portfolio.

8. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   Risk-Managed Core Portfolio, which is subadvised by INTECH, normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. Risk-Managed Core Portfolio may use exchange-traded funds as well as futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Portfolio.

   Except as described above for Risk-Managed Core Portfolio, the Portfolios may not always stay fully invested in stocks or bonds. For example, when the portfolio managers and/or investment personnel believe that market conditions are

 26  Janus Aspen Series
   unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Partly because the portfolio managers and/or investment personnel act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (20% or less of Fundamental Equity Portfolio's assets and 35% or less of each of the other Portfolios' assets, with the exception of Risk-Managed Core Portfolio, which does not intend to invest in high-yield/high-risk bonds)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales), with the exception of Risk-Managed Core Portfolio, which does not intend to invest in short sales

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (for Balanced Portfolio only, no more than 20% of the Portfolio's total assets)

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit. Risk-Managed Core Portfolio does not intend to invest in illiquid investments.

                                   Principal investment strategies and risks  27

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies. Risk-Managed Core Portfolio's investments in foreign securities are limited to the extent those securities are included in its benchmark index.

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers and/or investment personnel, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers and/or investment personnel. Changes are made in a Portfolio's holdings whenever the portfolio managers and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Risk-Managed Core Portfolio generally intends to purchase securities for long-term investment, although, to a limited extent, portfolio securities may be held for relatively shorter periods. Short-term transactions may also result from liquidity needs, securities having reached a price objective, changes in the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment. As a result of INTECH's mathematical investment process, the Portfolio may sell one security and simultaneously purchase the same or a comparable security. Portfolio turnover may also be affected by market conditions, changes in the size of the Portfolio, and the nature of the Portfolio's investments. Portfolio turnover rates are not a factor in making buy and sell decisions.

   The rebalancing techniques used by Risk-Managed Core Portfolio may result in higher portfolio turnover compared to a "buy and hold" fund strategy. INTECH periodically rebalances the stocks in the portfolio to their target weighting versus the Portfolio's benchmark index, as determined by INTECH's mathematical investment process.

 28  Janus Aspen Series

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

                                   Principal investment strategies and risks  29

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments for all the Portfolios except Risk-Managed Core Portfolio. INTECH is responsible for the day-to-day management of the investment portfolio of Risk-Managed Core Portfolio. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of all the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

 30  Janus Aspen Series

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay. Janus Capital pays INTECH a subadvisory fee from its investment advisory fee for managing Risk-Managed Core Portfolio.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the administrative services fee for Risk-Managed Core Portfolio, the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital (net of fee waivers, if applicable) based on each Portfolio's average net assets. The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees (as applicable) paid by a Portfolio.

                                                                                            Actual Investment
                                                                         Contractual         Advisory Fee (%)
                                                     Average Daily        Investment       (for the fiscal year
                                                      Net Assets       Advisory Fee (%)     ended December 31,
    Portfolio Name                                   of Portfolio       (annual rate)             2006)
    GROWTH & CORE
      Forty Portfolio                              All Asset Levels          0.64                   0.64
      Fundamental Equity Portfolio                 All Asset Levels          0.60(1)                0.07
      Balanced Portfolio                           All Asset Levels          0.55                   0.55
    RISK-MANAGED
      Risk-Managed Core Portfolio(2)               All Asset Levels          0.50(1)                0.10
    INTERNATIONAL & GLOBAL
      International Growth Portfolio               All Asset Levels          0.64                   0.64
    SPECIALTY EQUITY
      Global Technology Portfolio                  All Asset Levels          0.64(1)                0.64

   (1) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to a certain level until at least May 1, 2008. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.
   (2) The Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index. Any such adjustment to this fee rate commenced January 2007. Details discussing this performance fee are included below with a further description in the Statement of Additional Information.

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements and subadvisory agreements (as applicable) is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

   For Risk-Managed Core Portfolio, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the investment advisory

                                                Management of the Portfolios  31
   fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Portfolio has performed relative to its benchmark as shown below:

    Portfolio Name                                     Benchmark Index
    ----------------------------------------------------------------------------------------------------
    Risk-Managed Core Portfolio                        S&P 500(R) Index

   Only the base fee rate applied until January 2007 for the Portfolio, at which time the calculation of the performance adjustment is applied as follows:

   Investment Advisory Fee = Base Fee +/- Performance Adjustment

   The investment advisory fee paid to Janus Capital by Risk-Managed Core Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Portfolio's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Portfolio's performance-based fee structure has been in effect for at least 12 months. When the Portfolio's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began January 2007 for the Portfolio.

   No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Portfolio's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Portfolio's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Portfolio and the Portfolio's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.

   The investment performance of the Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Portfolio's performance was above or below its benchmark index by comparing the investment performance of the Portfolio's Service Shares against the investment record of the Portfolio's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Portfolio relative to the record of the Portfolio's benchmark index and future changes to the size of the Portfolio.

   The Portfolio's Statement of Additional Information contains additional information about performance-based fees.

 32  Janus Aspen Series

SUBADVISER

   ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to Risk-Managed Core Portfolio and has served in such capacity since the Portfolio's inception. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of Risk-Managed Core Portfolio. Janus Capital indirectly owns approximately 86.5% of the outstanding voting shares of INTECH.

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

JANUS PORTFOLIO MANAGERS

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of International
     Growth Portfolio, which he has managed or co-managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined
     Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

MARC PINTO, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Balanced
     Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Portfolio. He holds the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Forty Portfolio, which he has managed since its inception. Mr. Schoelzel is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994. Mr. Schoelzel holds a Bachelor of Arts degree in Business from Colorado College.

J. BRADLEY SLINGERLEND, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Global
     Technology Portfolio, which he has co-managed since February 2006. In addition, Mr. Slingerlend performs duties as an equity research analyst, focusing primarily on technology companies. He is also Portfolio Manager of other Janus accounts. Mr. Slingerlend joined Janus Capital in 2000 as a research analyst. He holds a Bachelor's degree in Economics and Astrophysics from Williams College. Mr. Slingerlend and Burton H. Wilson are jointly and primarily responsible for the day-to-day management of Global Technology Portfolio, with no limitations on the authority of one co-portfolio manager in relation to the other. Mr. Slingerlend holds the Chartered Financial Analyst designation.

                                                Management of the Portfolios  33

GIBSON SMITH
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of the Portfolio.

MINYOUNG SOHN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Fundamental Equity Portfolio, which he has managed since May 2005. Mr. Sohn is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1998 as a research analyst. Mr. Sohn holds a Bachelor of Arts degree
     (cum laude) in Government and Economics from Dartmouth College. Mr. Sohn holds the Chartered Financial Analyst designation.

INTECH INVESTMENT TEAM

     No one person of the investment team is primarily responsible for implementing the investment strategies of Risk-Managed Core Portfolio. A team of investment professionals consisting of Dr. Robert Fernholz, David E. Hurley, Dr. Cary Maguire, and Joseph Runnels works together to implement the mathematical investment process.

     E. Robert Fernholz has been Chief Investment Officer ("CIO") of INTECH since January 1991. Dr. Fernholz joined INTECH in June 1987. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. As CIO, Dr. Fernholz sets policy for the investment strategy, reviews proposed changes, and assures adherence to policy. Dr. Fernholz implements and supervises the optimization process. David E. Hurley, CFA, has been Executive Vice President and Chief Operating Officer of INTECH since March 2002. Mr. Hurley, previously INTECH's Chief Compliance Officer from January 1996 to February 2003, joined INTECH in January 1988. He received his B.S. in Engineering from the United States Military Academy. Mr. Hurley is responsible for daily oversight of all aspects of the mathematical investment process from a portfolio management perspective. Mr. Hurley has oversight, supervisory, and support responsibility for the day-to-day implementation of the portfolio management and trading process. Mr. Hurley holds the Chartered Financial Analyst designation. Cary Maguire has been Senior Investment Officer of INTECH since August 2002. Dr. Maguire, previously Director of Research from January 1995 to July 2002, joined INTECH in November 1991. He received his Ph.D. in Physics from Princeton University. He holds an M.B.A. from Southern Methodist University. Dr. Maguire is a Phi Beta Kappa graduate of Stanford with degrees in Chemistry and Music. Dr. Maguire implements the optimization process and supervises implementation of the portfolio management and trading process. He conducts mathematical research on the mathematical investment process and reviews and recommends improvements to the CIO. Joseph W. Runnels, CFA, has been Vice President of Portfolio Management at INTECH since March 2003. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined INTECH in June 1998. Mr. Runnels holds a B.S. in Business Administration from Murray State University. Mr. Runnels implements the day-to-day portfolio management and trading process for client portfolios. He also handles brokerage relationships and supervises the daily execution of trading for client accounts. Mr. Runnels holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers and/or investment personnel is included in the SAI.

 34  Janus Aspen Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers one, two, or three classes of shares, one of which, the Service Shares, is offered pursuant to this Prospectus. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

                                                           Other information  35

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

 36  Janus Aspen Series

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  37

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 38  Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and

                                                         Shareholder's guide  39
   procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC, the Portfolios' transfer agent, receives an administrative services fee at an annual rate of up to 0.10% of the average daily net assets of Risk-Managed Core Portfolio for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to retirement or pension plan participants, variable contract owners, or other underlying investors investing through institutional channels.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 40  Janus Aspen Series

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through

                                                         Shareholder's guide  41
   the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts

 42  Janus Aspen Series
   traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type

                                                         Shareholder's guide  43

   N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

 44  Janus Aspen Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

FORTY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------
                                                             Years ended December 31
                                           2006          2005          2004          2003          2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.45        $24.39        $20.68        $17.24        $20.57
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.03            --(1)         --(1)       0.03          0.06
 Net gain/(loss) on securities
   (both realized and unrealized)            2.47          3.06          3.72          3.46        (3.33)
 Total from investment operations            2.50          3.06          3.72          3.49        (3.27)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.04)            --(1)     (0.01)        (0.05)        (0.06)
 Distributions (from capital gains)            --            --            --            --            --
 Total distributions                       (0.04)            --        (0.01)        (0.05)        (0.06)
 NET ASSET VALUE, END OF PERIOD            $29.91        $27.45        $24.39        $20.68        $17.24
 Total return                               9.12%        12.56%        17.97%        20.23%      (15.93)%
 Net assets, end of period (in
   thousands)                            $446,909      $465,001      $437,777      $427,292      $367,266
 Average net assets for the period
   (in thousands)                        $439,970      $441,936      $423,061      $390,044      $432,801
 Ratio of gross expenses to average
   net assets(2)(3)                         0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net expenses to average
   net assets(5)                            0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.12%       (0.01)%         0.00%         0.15%         0.30%
 Portfolio turnover rate                      44%           42%           16%           41%           62%
---------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) and Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) Ratio of gross expenses to average net assets and Ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 0.95% and 0.95%, respectively, without the inclusion of dividends on short positions.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  45

FUNDAMENTAL EQUITY PORTFOLIO - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
                                                                 Years ended December 31
                                          2006            2005           2004            2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $21.44         $18.59         $16.42           $13.16           $16.15
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)             (0.01)             --(1)      (0.01)               --(1)          0.01
 Net gain/(loss) on securities
   (both realized and unrealized)           2.09           2.85           2.18             3.30           (2.99)
 Total from investment operations           2.08           2.85           2.17             3.30           (2.98)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                (0.02)             --(2)          --           (0.04)           (0.01)
 Distributions (from capital gains)           --             --             --               --               --
 Tax return of capital                        --             --             --               --(3)            --
 Payment from affiliate                       --             --(4)          --               --               --
 Total distributions and other            (0.02)             --             --           (0.04)           (0.01)
 NET ASSET VALUE, END OF PERIOD           $23.50         $21.44         $18.59           $16.42           $13.16
 Total return                              9.69%         15.35%(5)      13.22%           25.08%         (18.45)%
 Net assets, end of period (in
   thousands)                             $1,834         $1,049           $379             $289           $1,251
 Average net assets for the period
   (in thousands)                         $1,825           $667           $290             $219           $1,012
 Ratio of gross expenses to average
   net assets(6)(7)(8)                     1.45%          1.46%          1.48%            1.50%            1.50%
 Ratio of net expenses to average
   net assets(9)                           1.45%          1.45%          1.48%            1.50%            1.50%
 Ratio of net investment
   income/(loss) to average net
   assets                                (0.12)%         (0.21)%        (0.09)%         (0.39)%            0.09%
 Portfolio turnover rate                     51%            62%            65%              82%              97%
----------------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.
(4) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(5) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.03%.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 2.00% in 2006, 1.73% in 2005, 1.76% in 2004, 2.35% in 2003,
    and 2.12% in 2002 before waiver of certain fees incurred by the Portfolio.
(8) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(9) The expense ratio reflects expenses after any expense offset arrangements.

 46  Janus Aspen Series

BALANCED PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $26.61           $25.24           $23.82           $21.32           $23.31
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.49             0.45             0.44             0.39             0.45
 Net gain/(loss) on securities
   (both realized and unrealized)            2.27             1.46             1.52             2.52           (2.00)
 Total from investment operations            2.76             1.91             1.96             2.91           (1.55)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --(1)            --(1)            --               --               --
 Total distributions and other             (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 NET ASSET VALUE, END OF PERIOD            $28.83           $26.61           $25.24           $23.82           $21.32
 Total return                              10.46%(2)         7.62%(2)         8.29%           13.72%          (6.67)%
 Net assets, end of period (in
   thousands)                            $509,087         $559,467         $514,135         $431,044         $282,367
 Average net assets for the period
   (in thousands)                        $515,319         $526,693         $465,719         $349,871         $237,813
 Ratio of gross expenses to average
   net assets(3)(4)                         0.83%            0.82%            0.86%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.82%            0.82%            0.86%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.79%            1.77%            1.85%            1.86%            2.28%
 Portfolio turnover rate                      52%              52%              64%              69%              94%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  47

RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
------------------------------------------------------------------------------------------------
                                                    Years or Period ended December 31
                                          2006            2005            2004           2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $12.47          $13.60          $12.49          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.02            0.04            0.02              --(2)
 Net gain/(loss) on securities
   (both realized and unrealized)           1.33            1.43            2.16            2.50
 Total from investment operations           1.35            1.47            2.18            2.50
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                (0.02)          (0.04)          (0.01)              --
 Distributions (from capital gains)       (1.09)          (2.35)          (1.06)          (0.01)
 Tax return of capital                        --          (0.21)              --              --
 Total distributions                      (1.11)          (2.60)          (1.07)          (0.01)
 NET ASSET VALUE, END OF PERIOD           $12.71          $12.47          $13.60          $12.49
 Total return(3)                          10.77%          10.92%          17.55%          24.99%
 Net assets, end of period (in
   thousands)                            $16,721         $19,754         $20,680         $11,337
 Average net assets for the period
   (in thousands)                        $18,260         $19,174         $15,270          $8,414
 Ratio of gross expenses to average
   net assets(4)(5)(6)(7)                  1.45%           1.35%           1.43%           1.50%
 Ratio of net expenses to average
   net assets(4)(8)                        1.45%           1.34%           1.43%           1.50%
 Ratio of net investment
   income/(loss) to average net
   assets(4)                               0.17%           0.42%           0.14%              0%
 Portfolio turnover rate(4)                 141%            109%             84%             61%
------------------------------------------------------------------------------------------------

(1) Fiscal period January 2, 2003 (inception date) to December 31, 2003.
(2) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal period end.
(3) Total return is not annualized for periods of less than one full year.
(4) Annualized for periods of less than one full year.
(5) The expense ratio reflects expenses prior to any expense offset arrangements.
(6) The ratio was 1.86% in 2006 and 2.62% in 2003 before waiver of certain fees incurred by the Portfolio.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

 48  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                    Years ended December 31
                                            2006              2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $35.17           $26.94           $22.89           $17.18           $23.30
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  0.46             0.31             0.20             0.18             0.13
 Net gain/(loss) on securities
   (both realized and unrealized)             15.79             8.24             4.05             5.71           (6.12)
 Total from investment operations             16.25             8.55             4.25             5.89           (5.99)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                   (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 Distributions (from capital gains)              --               --               --               --               --
 Payment from affiliate                          --(1)            --(1)            --(1)            --               --
 Total distributions and other               (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 NET ASSET VALUE, END OF PERIOD              $50.62           $35.17           $26.94           $22.89           $17.18
 Total return                                46.66%(2)        31.94%(2)        18.69%(2)        34.53%         (25.76)%
 Net assets, end of period (in
   thousands)                            $1,072,922         $635,357         $498,735         $457,965         $380,620
 Average net assets for the period
   (in thousands)                          $826,815         $523,662         $457,088         $391,922         $477,995
 Ratio of gross expenses to average
   net assets(3)(4)                           0.96%            0.95%            0.94%            1.01%            0.99%
 Ratio of net expenses to average
   net assets(5)                              0.96%            0.95%            0.93%            1.01%            0.99%
 Ratio of net investment
   income/(loss) to average net
   assets                                     1.49%            0.78%            0.77%            0.99%            0.67%
 Portfolio turnover rate                        60%              57%              65%             123%              74%
-----------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  49

GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                   $3.96            $3.55            $3.53            $2.41            $4.08
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  --(1)            --(1)            --(1)            --(1)            --(1)
 Net gain/(loss) on securities
   (both realized and unrealized)            0.31             0.41             0.02             1.12           (1.67)
 Total from investment operations            0.31             0.41             0.02             1.12           (1.67)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                     --               --               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Total distributions                           --               --               --               --               --
 NET ASSET VALUE, END OF PERIOD             $4.27            $3.96            $3.55            $3.53            $2.41
 Total return                               7.83%           11.55%            0.57%           46.47%         (40.93)%
 Net assets, end of period (in
   thousands)                            $132,281         $138,172         $151,354         $180,513         $127,656
 Average net assets for the period
   (in thousands)                        $134,175         $134,959         $161,072         $147,151         $191,037
 Ratio of gross expenses to average
   net assets(2)(3)                         1.08%            0.98%            0.97%            1.10%            0.97%
 Ratio of net expenses to average
   net assets(4)                            1.08%            0.98%            0.97%            1.10%            0.97%
 Ratio of net investment
   income/(loss) to average net
   assets                                 (0.12)%          (0.24)%          (0.06)%          (0.44)%          (0.29)%
 Portfolio turnover rate                      89%              42%              30%              46%              70%
---------------------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) The expense ratio reflects expenses after any expense offset arrangements.

 50  Janus Aspen Series

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

                                                Glossary of investment terms  51

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

 52  Janus Aspen Series

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

                                                Glossary of investment terms  53

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the

 54  Janus Aspen Series
   cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

                                                Glossary of investment terms  55

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 56

                      This page intentionally left blank.

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2007

                                         GROWTH & CORE
                                          Large Cap Growth Portfolio
                                          Balanced Portfolio
                                         INTERNATIONAL & GLOBAL
                                          Worldwide Growth Portfolio
                                          International Growth Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes four series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with different investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio.

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Large Cap Growth Portfolio...............................    2
       Balanced Portfolio.......................................    4
       Worldwide Growth Portfolio...............................    6
       International Growth Portfolio...........................    8

    FEES AND EXPENSES...........................................   11

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   13
       Risks....................................................   15
       Frequently asked questions about certain risks...........   15
       General portfolio policies...............................   17

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   20
       Management expenses......................................   21
       Investment personnel.....................................   23

    OTHER INFORMATION...........................................   24

    DISTRIBUTIONS AND TAXES.....................................   27

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   28
       Distribution fee.........................................   29
       Purchases................................................   29
       Redemptions..............................................   29
       Excessive trading........................................   30
       Shareholder communications...............................   33

    FINANCIAL HIGHLIGHTS........................................   34

    GLOSSARY OF INVESTMENT TERMS................................   38

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO

   Large Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $432.3 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 2  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  22.49%     35.59%     43.01%    (14.75)%   (24.90)%   (26.72)%    31.49%      4.25%      4.01%        11.13%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 27.71%    Worst Quarter:  3rd-2001 (24.83)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Large Cap Growth Portfolio - Service Shares               11.13%     3.02%      5.85%           8.23%
          Russell 1000(R) Growth Index(1)                            9.07%     2.69%      5.44%           8.80%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                       15.80%     6.19%      8.42%          10.81%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

BALANCED PORTFOLIO

   Balanced Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------

   BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 4  Janus Aspen Series

   To the extent the Portfolio invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   BALANCED PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.96%     34.03%     26.03%     (1.37)%    (4.90)%    (6.67)%    13.72%      8.29%      7.62%        10.41%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 20.26%    Worst Quarter:  3rd-2001 (5.91)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Balanced Portfolio - Service Shares                       10.41%     6.44%      10.19%         11.30%
          S&P 500(R) Index(1)                                       15.80%     6.19%       8.42%         10.81%
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(2)                 3.78%     5.17%       6.26%          5.93%
            (reflects no deduction for fees or expenses)
          Balanced Index(3)                                         10.28%     6.00%       7.80%          8.88%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (3) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  5

WORLDWIDE GROWTH PORTFOLIO

   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 3.2% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 6  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.91%     28.71%     63.49%    (15.99)%   (22.62)%   (25.71)%    23.68%      4.53%      5.57%        17.94%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 41.62%    Worst Quarter:  3rd-2001 (20.50)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service Shares               17.94%     3.64%      7.15%          10.85%
          Morgan Stanley Capital International World Index(SM)(1)   20.07%     9.97%      7.64%           8.68%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  7

INTERNATIONAL GROWTH PORTFOLIO

   International Growth Portfolio(the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 34.0% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 8  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

                                                          Risk/return summary  9

   INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  18.36%     16.88%     79.52%    (16.14)%   (23.43)%   (25.76)%    34.53%     18.69%     31.94%        46.63%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 56.24%    Worst Quarter:  3rd-2001 (20.44)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (5/2/94)
          International Growth Portfolio - Service Shares          46.63%    18.06%      13.85%         15.32%
          Morgan Stanley Capital International EAFE(R) Index(1)    26.34%    14.98%       7.71%          7.42%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International All Country World   26.65%    16.42%        N/A           8.35%(3)
            ex-U.S. Index(SM)(2) (reflects no deduction for fees
               or expenses)
          Morgan Stanley Capital International EAFE(R) Growth
            Index(4)                                               22.33%    12.27%       5.07%          5.06%(5)
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (2) Effective June 30, 2006, International Growth Portfolio changed its secondary benchmark from the MSCI EAFE(R) Growth Index to the MSCI All Country World ex-U.S. Index(SM). The new secondary benchmark provides a more appropriate representation of the Portfolio's investments. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).
   (4) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index, which are categorized as growth securities. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (5) The average annual total return was calculated based on historical information from April 30, 1994 to December 31, 2006 for the MSCI EAFE(R) Growth Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 10  Janus Aspen Series

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006.

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

                                                         Risk/return summary  11

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

                ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                                         Distribution                Acquired      Total Annual
                                            Management     (12b-1)       Other     Fund(3) Fees   Fund Operating
                                             Fees(1)       Fees(2)      Expenses   and Expenses      Expenses
    GROWTH & CORE
      Large Cap Growth Portfolio              0.64%         0.25%        0.05%        0.00%           0.94%
      Balanced Portfolio                      0.55%         0.25%        0.03%        0.00%           0.83%
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(4)           0.60%         0.25%        0.05%        0.00%           0.90%
      International Growth Portfolio          0.64%         0.25%        0.07%        0.00%           0.96%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations. Refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information.



   EXAMPLES:
   These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                 1 Year     3 Years    5 Years    10 Years
                                                                 -----------------------------------------
    GROWTH & CORE
      Large Cap Growth Portfolio                                  $ 96       $ 300      $ 520     $ 1,155
      Balanced Portfolio                                          $ 85       $ 265      $ 460     $ 1,025
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                               $ 92       $ 287      $ 498     $ 1,108
      International Growth Portfolio                              $ 98       $ 306      $ 531     $ 1,178

   (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

 12  Janus Aspen Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:

    GROWTH & CORE
      Large Cap Growth Portfolio                                                 Janus Fund
      Balanced Portfolio                                                Janus Balanced Fund
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                       Janus Worldwide Fund
      International Growth Portfolio                                    Janus Overseas Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs, and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Large Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Janus Fund can invest in companies of any size, although it generally invests in larger, more established companies.

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS?

   Unless its investment objective or policies prescribe otherwise, each of the Portfolios may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.

   BALANCED PORTFOLIO may emphasize some degree of income. In the case of Balanced Portfolio, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for

                                   Principal investment strategies and risks  13
   economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Portfolio. The other Portfolios offered by this Prospectus do not emphasize investments in companies of any particular size.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S HOLDINGS?

   Balanced Portfolio shifts assets between the growth and income components of its portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, Balanced Portfolio will place a greater emphasis on the growth component. Balanced Portfolio's growth component will normally be 50-60% of its net assets. In addition, the Portfolio's income component may consist of dividend-paying stocks which exhibit growth characteristics.

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The growth component of Balanced Portfolio's holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The income component of Balanced Portfolio's holdings will consist primarily of fixed-income securities.

7. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY BALANCED PORTFOLIO
   INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Balanced Portfolio's holdings includes fixed-income securities.

8. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

9. WHAT ARE U.S. GOVERNMENT SECURITIES?

   Certain Portfolios may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

 14  Janus Aspen Series

RISKS

   Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few

                                   Principal investment strategies and risks  15
     industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

   Within the parameters of their specific investment policies, the Portfolios, particularly Worldwide Growth Portfolio and International Growth Portfolio, may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that a Portfolio invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Portfolio's investments by country is contained in the Portfolios' shareholder reports and in the Portfolios' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

 16  Janus Aspen Series

5. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

6. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements, and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

7. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Portfolios may not always stay fully invested in stocks or bonds. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

                                   Principal investment strategies and risks  17

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (20% or less of Large Cap Growth Portfolio's assets and 35% or less of each of the other Portfolios' assets)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (for Balanced Portfolio only, no more than 20% of the Portfolio's total assets)

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

 18  Janus Aspen Series

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers. Changes are made in a Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

                                   Principal investment strategies and risks  19

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

 20  Janus Aspen Series

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital based on each Portfolio's average net assets.

                                                                                            Actual Investment
                                                                         Contractual         Advisory Fee (%)
                                                     Average Daily        Investment       (for the fiscal year
                                                      Net Assets       Advisory Fee (%)     ended December 31,
    Portfolio Name                                   of Portfolio       (annual rate)             2006)
    GROWTH & CORE
      Large Cap Growth Portfolio                   All Asset Levels         0.64                    0.64
      Balanced Portfolio                           All Asset Levels         0.55                    0.55
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                All Asset Levels         0.60                    0.57(2)
      International Growth Portfolio               All Asset Levels         0.64                    0.64

   (1) The Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index. Any such adjustment to this fee rate commenced February 2007. Details discussing this performance fee are included below with a further description in the Statement of Additional Information.
   (2) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Portfolio's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Portfolio for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than performance of the Portfolio's primary benchmark index for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI").

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

   For Worldwide Growth Portfolio, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the investment advisory

                                                Management of the Portfolios  21
   fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Portfolio has performed relative to its benchmark as shown below:

    Portfolio Name                                     Benchmark Index
    ----------------------------------------------------------------------------------------------------
    Worldwide Growth Portfolio                         MCSI World Index(SM)

   Only the base fee rate applied until February 2007 for the Portfolio, at which time the calculation of the performance adjustment is applied as follows:

   Investment Advisory Fee = Base Fee +/- Performance Adjustment

   The investment advisory fee paid to Janus Capital by Worldwide Growth Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Portfolio's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Portfolio's performance-based fee structure has been in effect for at least 12 months. When the Portfolio's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for the Portfolio.

   No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Portfolio's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Portfolio's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Portfolio and the Portfolio's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.

   The investment performance of the Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Portfolio's performance was above or below its benchmark index by comparing the investment performance of the Portfolio's Service Shares against the investment record of the Portfolio's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Portfolio relative to the record of the Portfolio's benchmark index and future changes to the size of the Portfolio.

   The Portfolio's Statement of Additional Information contains additional information about performance-based fees.

 22  Janus Aspen Series

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

PORTFOLIO MANAGERS

DAVID J. CORKINS
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Large Cap Growth Portfolio, which he has managed since February 2006. Mr. Corkins was Portfolio Manager of Growth and Income Portfolio from May 1998 to
     December 2003. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of International
     Growth Portfolio, which he has managed or co-managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined
     Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

MARC PINTO, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Balanced
     Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Portfolio. He holds the Chartered Financial Analyst designation.

GIBSON SMITH
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of the Portfolio.

JASON P. YEE, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, which he has managed since July 2004. Mr. Yee is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1992, working as a research analyst until 1996. He re-joined Janus
     Capital in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers is included in the SAI.

                                                Management of the Portfolios  23

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers two or three classes of shares, one of which, the Service Shares, is offered pursuant to this Prospectus. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

 24  Janus Aspen Series

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

                                                           Other information  25

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 26  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  27

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and

 28  Janus Aspen Series
   procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION FEE

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one
                                                         Shareholder's guide  29
   shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such

 30  Janus Aspen Series
   restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage

                                                         Shareholder's guide  31
   intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

 32  Janus Aspen Series

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  33

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $20.62           $19.85           $19.04           $14.48           $19.76
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.02           (0.02)           (0.04)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            2.26             0.82             0.85             4.59           (5.24)
 Total from investment operations            2.28             0.80             0.81             4.56           (5.28)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.06)           (0.03)               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Total distributions                       (0.06)           (0.03)               --               --               --
 NET ASSET VALUE, END OF PERIOD            $22.84           $20.62           $19.85           $19.04           $14.48
 Total return                              11.08%            4.01%            4.25%           31.49%         (26.72)%
 Net assets, end of period (in
   thousands)                            $149,718         $157,041         $183,028         $211,100         $177,327
 Average net assets for the period
   (in thousands)                        $148,875         $163,753         $191,544         $188,994         $219,594
 Ratio of gross expenses to average
   net assets(1)(2)                         0.94%            0.91%            0.92%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(3)                            0.94%            0.91%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.24%            0.06%          (0.11)%          (0.13)%          (0.33)%
 Portfolio turnover rate                      54%              87%              33%              24%              36%
---------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 34  Janus Aspen Series

BALANCED PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $26.61           $25.24           $23.82           $21.32           $23.31
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.49             0.45             0.44             0.39             0.45
 Net gain/(loss) on securities
   (both realized and unrealized)            2.27             1.46             1.52             2.52           (2.00)
 Total from investment operations            2.76             1.91             1.96             2.91           (1.55)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --(1)            --(1)            --               --               --
 Total distributions and other             (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 NET ASSET VALUE, END OF PERIOD            $28.83           $26.61           $25.24           $23.82           $21.32
 Total return                              10.46%(2)         7.62%(2)         8.29%           13.72%          (6.67)%
 Net assets, end of period (in
   thousands)                            $509,087         $559,467         $514,135         $431,044         $282,367
 Average net assets for the period
   (in thousands)                        $515,319         $526,693         $465,719         $349,871         $237,813
 Ratio of gross expenses to average
   net assets(3)(4)                         0.83%            0.82%            0.86%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.82%            0.82%            0.86%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.79%            1.77%            1.85%            1.86%            2.28%
 Portfolio turnover rate                      52%              52%              64%              69%              94%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  35

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
                                                                Years ended December 31
                                           2006          2005          2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.76        $26.62        $25.70           $20.95           $28.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.36          0.29          0.17             0.17             0.14
 Net gain/(loss) on securities
   (both realized and unrealized)            4.58          1.18          0.99             4.77           (7.43)
 Total from investment operations            4.94          1.47          1.16             4.94           (7.29)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 Distributions (from capital gains)            --            --            --               --               --
 Tax return of capital                         --            --            --               --(1)            --
 Payment from affiliate                        --            --(2)         --(2)            --               --
 Total distributions and other             (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 NET ASSET VALUE, END OF PERIOD            $32.22        $27.76        $26.62           $25.70           $20.95
 Total return                              17.97%         5.57%(3)      4.53%(4)        23.68%         (25.71)%
 Net assets, end of period (in
   thousands)                            $209,951      $201,382      $235,999         $236,991         $192,629
 Average net assets for the period
   (in thousands)                        $195,343      $206,310      $232,280         $207,451         $188,639
 Ratio of gross expenses to average
   net assets(5)(6)(7)                      0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net expenses to average
   net assets(8)                            0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.29%         1.11%         0.74%            0.80%            0.64%
 Portfolio turnover rate                      46%           41%          120%             126%              73%
---------------------------------------------------------------------------------------------------------------

(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) The ratio was 0.90% in 2006 before waiver of certain fees and/or reduction of adviser's fees.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

 36  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                    Years ended December 31
                                            2006              2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $35.17           $26.94           $22.89           $17.18           $23.30
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  0.46             0.31             0.20             0.18             0.13
 Net gain/(loss) on securities
   (both realized and unrealized)             15.79             8.24             4.05             5.71           (6.12)
 Total from investment operations             16.25             8.55             4.25             5.89           (5.99)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                   (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 Distributions (from capital gains)              --               --               --               --               --
 Payment from affiliate                          --(1)            --(1)            --(1)            --               --
 Total distributions and other               (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 NET ASSET VALUE, END OF PERIOD              $50.62           $35.17           $26.94           $22.89           $17.18
 Total return                                46.66%(2)        31.94%(2)        18.69%(2)        34.53%         (25.76)%
 Net assets, end of period (in
   thousands)                            $1,072,922         $635,357         $498,735         $457,965         $380,620
 Average net assets for the period
   (in thousands)                          $826,815         $523,662         $457,088         $391,922         $477,995
 Ratio of gross expenses to average
   net assets(3)(4)                           0.96%            0.95%            0.94%            1.01%            0.99%
 Ratio of net expenses to average
   net assets(5)                              0.96%            0.95%            0.93%            1.01%            0.99%
 Ratio of net investment
   income/(loss) to average net
   assets                                     1.49%            0.78%            0.77%            0.99%            0.67%
 Portfolio turnover rate                        60%              57%              65%             123%              74%
-----------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  37

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

 38  Janus Aspen Series

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

                                                Glossary of investment terms  39

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

 40  Janus Aspen Series

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the

                                                Glossary of investment terms  41
   cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 42  Janus Aspen Series

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                                                                              43

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 44

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

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2007

                                         GROWTH & CORE
                                          Large Cap Growth Portfolio
                                          Forty Portfolio
                                          Balanced Portfolio
                                         INTERNATIONAL & GLOBAL
                                          Worldwide Growth Portfolio
                                          International Growth Portfolio
                                         BOND
                                          Flexible Bond Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes six series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with different investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio.

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Large Cap Growth Portfolio...............................    2
       Forty Portfolio..........................................    4
       Balanced Portfolio.......................................    6
       Worldwide Growth Portfolio...............................    9
       International Growth Portfolio...........................   11
       Flexible Bond Portfolio..................................   14

    FEES AND EXPENSES...........................................   16

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   19
       Risks....................................................   21
       Frequently asked questions about certain risks...........   22
       General portfolio policies...............................   24

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   27
       Management expenses......................................   28
       Investment personnel.....................................   30

    OTHER INFORMATION...........................................   32

    DISTRIBUTIONS AND TAXES.....................................   35

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   36
       Distribution fee.........................................   37
       Purchases................................................   37
       Redemptions..............................................   37
       Excessive trading........................................   38
       Shareholder communications...............................   41

    FINANCIAL HIGHLIGHTS........................................   42

    GLOSSARY OF INVESTMENT TERMS................................   48

    EXPLANATION OF RATING CATEGORIES............................   53

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO

   Large Cap Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $1.2 billion to $432.3 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 2  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  22.49%     35.59%     43.01%    (14.75)%   (24.90)%   (26.72)%    31.49%      4.25%      4.01%        11.13%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 27.71%    Worst Quarter:  3rd-2001 (24.83)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Large Cap Growth Portfolio - Service Shares               11.13%     3.02%      5.85%           8.23%
          Russell 1000(R) Growth Index(1)                            9.07%     2.69%      5.44%           8.80%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                       15.80%     6.19%      8.42%          10.81%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

FORTY PORTFOLIO

   Forty Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FORTY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return. Although the Portfolio may satisfy the requirements for a diversified portfolio, its nondiversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 4  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FORTY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  57.91%     64.60%    (18.37)%   (21.83)%   (15.93)%    20.23%     17.97%     12.56%         9.12%
                   1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 40.00%    Worst Quarter:  3rd-2001 (18.74)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Forty Portfolio - Service Shares                              9.12%     7.93%         12.35%
          Russell 1000(R) Growth Index(1)                               9.07%     2.69%          4.90%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                          15.80%     6.19%          7.82%
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  5

BALANCED PORTFOLIO

   Balanced Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

 6  Janus Aspen Series
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   To the extent the Portfolio invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  7

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   BALANCED PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.96%     34.03%     26.03%     (1.37)%    (4.90)%    (6.67)%    13.72%      8.29%      7.62%        10.41%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 20.26%    Worst Quarter:  3rd-2001 (5.91)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Balanced Portfolio - Service Shares                       10.41%     6.44%      10.19%         11.30%
          S&P 500(R) Index(1)                                       15.80%     6.19%       8.42%         10.81%
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(2)                 3.78%     5.17%       6.26%          5.93%
            (reflects no deduction for fees or expenses)
          Balanced Index(3)                                         10.28%     6.00%       7.80%          8.88%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (3) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 8  Janus Aspen Series

WORLDWIDE GROWTH PORTFOLIO

   Worldwide Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 3.2% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  9

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.91%     28.71%     63.49%    (15.99)%   (22.62)%   (25.71)%    23.68%      4.53%      5.57%        17.94%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 41.62%    Worst Quarter:  3rd-2001 (20.50)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Worldwide Growth Portfolio - Service Shares               17.94%     3.64%      7.15%          10.85%
          Morgan Stanley Capital International World Index(SM)(1)   20.07%     9.97%      7.64%           8.68%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The Morgan Stanley Capital International World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 10  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO

   International Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 34.0% of the Portfolio's investments were in emerging markets.

                                                         Risk/return summary  11

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

 12  Janus Aspen Series

   INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  18.36%     16.88%     79.52%    (16.14)%   (23.43)%   (25.76)%    34.53%     18.69%     31.94%        46.63%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 56.24%    Worst Quarter:  3rd-2001 (20.44)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (5/2/94)
          International Growth Portfolio - Service Shares          46.63%    18.06%      13.85%         15.32%
          Morgan Stanley Capital International EAFE(R) Index(1)    26.34%    14.98%       7.71%          7.42%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International All Country World   26.65%    16.42%        N/A           8.35%(3)
            ex-U.S. Index(SM)(2) (reflects no deduction for fees
               or expenses)
          Morgan Stanley Capital International EAFE(R) Growth
            Index(4)                                               22.33%    12.27%       5.07%          5.06%(5)
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (2) Effective June 30, 2006, International Growth Portfolio changed its secondary benchmark from the MSCI EAFE(R) Growth Index to the MSCI All Country World ex-U.S. Index(SM). The new secondary benchmark provides a more appropriate representation of the Portfolio's investments. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).
   (4) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index, which are categorized as growth securities. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (5) The average annual total return was calculated based on historical information from April 30, 1994 to December 31, 2006 for the MSCI EAFE(R) Growth Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  13

FLEXIBLE BOND PORTFOLIO

   Flexible Bond Portfolio (the "Portfolio") is designed for long-term investors who primarily seek total return.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FLEXIBLE BOND PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in bonds. Bonds include, but are not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities, and zero-coupon bonds. The Portfolio will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will limit its investment in high-yield/high-risk bonds to 35% or less of its net assets. This Portfolio generates total return from a combination of current income and capital appreciation, but income is usually the dominant portion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   In addition to considering economic factors such as the effect of interest rates on the Portfolio's investments, the portfolio managers apply a "bottom up" approach in choosing investments. This means that the portfolio managers look at income-producing securities one at a time to determine if an income-producing security is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

MAIN INVESTMENT RISKS

   Although the Portfolio may be less volatile than funds that invest most of their assets in common stocks, the Portfolio's returns and yields will vary, and you could lose money.

   The Portfolio invests in a variety of fixed-income securities. A fundamental risk of these securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's net asset value ("NAV") will likewise decrease. Another fundamental risk associated with the Portfolio is credit risk or default risk, which is the risk that an issuer will be unable to make principal and interest payments when due.

   The Portfolio will limit its investments in high-yield/high-risk bonds, also known as "junk" bonds, to 35% or less of its net assets. High-yield/high-risk bonds may be sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities and are typically in poor financial health. Because of these factors, the performance and NAV of the Portfolio may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 14  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in Flexible Bond Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FLEXIBLE BOND PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  11.52%      8.85%      1.30%      6.00%      7.49%     10.16%      6.17%      3.70%      1.76%        3.98%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  3rd-2002 5.66%    Worst Quarter:  2nd-2004 (2.97)%

                                                               Average annual total return for periods ended 12/31/06
                                                               ------------------------------------------------------
                                                                                                      Since Inception
                                                                     1 year    5 years    10 years       (9/13/93)
          Flexible Bond Portfolio - Service Shares                   3.98%      5.11%      6.04%           6.89%
          Lehman Brothers Aggregate Bond Index(1)                    4.33%      5.06%      6.24%           6.01%
            (reflects no deduction for fees or expenses)
                                                                     ------------------------------------------------

   (1) The Lehman Brothers Aggregate Bond Index is made up of the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                         Risk/return summary  15

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 16  Janus Aspen Series

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

                ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                                         Distribution                Acquired      Total Annual
                                            Management     (12b-1)       Other     Fund(3) Fees   Fund Operating
                                             Fees(1)       Fees(2)      Expenses   and Expenses      Expenses
    GROWTH & CORE
      Large Cap Growth Portfolio              0.64%         0.25%        0.05%        0.00%           0.94%
      Forty Portfolio                         0.64%         0.25%        0.06%        0.00%           0.95%
      Balanced Portfolio                      0.55%         0.25%        0.03%        0.00%           0.83%
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(4)           0.60%         0.25%        0.05%        0.00%           0.90%
      International Growth Portfolio          0.64%         0.25%        0.07%        0.00%           0.96%
    BOND
      Flexible Bond Portfolio                 0.55%         0.25%        0.10%        0.00%           0.90%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations. Refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information.

                                                         Risk/return summary  17

   EXAMPLES:
   These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                 1 Year     3 Years    5 Years    10 Years
                                                                 -----------------------------------------
    GROWTH & CORE
      Large Cap Growth Portfolio                                  $ 96       $ 300      $ 520     $ 1,155
      Forty Portfolio                                             $ 97       $ 303      $ 525     $ 1,166
      Balanced Portfolio                                          $ 85       $ 265      $ 460     $ 1,025
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                               $ 92       $ 287      $ 498     $ 1,108
      International Growth Portfolio                              $ 98       $ 306      $ 531     $ 1,178
    BOND
      Flexible Bond Portfolio                                     $ 92       $ 287      $ 498     $ 1,108

   (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

 18  Janus Aspen Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:

    GROWTH & CORE
      Large Cap Growth Portfolio                                                 Janus Fund
      Forty Portfolio                                                     Janus Twenty Fund
      Balanced Portfolio                                                Janus Balanced Fund
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio                                       Janus Worldwide Fund
      International Growth Portfolio                                    Janus Overseas Fund
    BOND
      Flexible Bond Portfolio                                      Janus Flexible Bond Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs, and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Large Cap Growth Portfolio invests, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Janus Fund can invest in companies of any size, although it generally invests in larger, more established companies. Forty Portfolio invests primarily in a core group of 20-40 common stocks selected for their growth potential. Janus Twenty Fund invests primarily in a core group of 20-30 common stocks selected for their growth potential.

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS?

   Unless its investment objective or policies prescribe otherwise, each of the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.

   BALANCED PORTFOLIO may emphasize some degree of income. In the case of Balanced Portfolio, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives.

                                   Principal investment strategies and risks  19

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Large Cap Growth Portfolio. The other Portfolios offered by this Prospectus do not emphasize investments in companies of any particular size.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S HOLDINGS?

   Balanced Portfolio shifts assets between the growth and income components of its portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, Balanced Portfolio will place a greater emphasis on the growth component. Balanced Portfolio's growth component will normally be 50-60% of its net assets. In addition, the Portfolio's income component may consist of dividend-paying stocks which exhibit growth characteristics.

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The growth component of Balanced Portfolio's holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The income component of Balanced Portfolio's holdings will consist primarily of fixed-income securities.

7. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY BALANCED PORTFOLIO OR FLEXIBLE BOND PORTFOLIO INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Balanced Portfolio's holdings includes fixed-income securities.

8. HOW DOES FLEXIBLE BOND PORTFOLIO MANAGE INTEREST RATE RISK?

   The portfolio managers may vary the average-weighted effective maturity of the portfolio to reflect their analysis of interest rate trends and other factors. The Portfolio's average-weighted effective maturity will tend to be shorter when the portfolio managers expect interest rates to rise and longer when the portfolio managers expect interest rates to fall. The Portfolio may also use futures, options, and other derivatives to manage interest rate risk.

9. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "AVERAGE-WEIGHTED EFFECTIVE MATURITY"?

   The stated maturity of a bond is the date when the issuer must repay the bond's entire principal value to an investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date due to prepayment or call provisions. Securities without prepayment or call provisions generally have an effective maturity equal to their stated maturity. Average-weighted effective maturity is calculated by averaging the effective maturity of bonds in the Portfolio with each effective maturity "weighted" according to the percentage of net assets that it represents.

 20  Janus Aspen Series

10. WHAT IS MEANT BY FLEXIBLE BOND PORTFOLIO'S "DURATION"?

   A bond's duration indicates the time it will take an investor to recoup his investment. Unlike average maturity, duration reflects both principal and interest payments. Generally, the higher the coupon rate on a bond, the lower its duration will be. The duration of a bond portfolio is calculated by averaging the duration of bonds held by the portfolio with each duration "weighted" according to the percentage of net assets that it represents. Because duration accounts for interest payments, the Portfolio's duration is usually shorter than its average maturity.

11. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

12. WHAT ARE U.S. GOVERNMENT SECURITIES?

   Certain Portfolios may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Portfolios, with the exception of Flexible Bond Portfolio, may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

   Because Flexible Bond Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks, and decreased value due to interest rate increases. The Portfolio's performance may also be affected by risks to certain types of investments, such as foreign securities and derivative instruments.

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

                                   Principal investment strategies and risks  21

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF FORTY PORTFOLIO AFFECT ITS RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a portfolio which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of the Portfolio. Since the Portfolio normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

3. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

4. HOW IS CREDIT QUALITY MEASURED?

   Ratings published by nationally recognized statistical rating agencies such as Standard & Poor's, Fitch, and Moody's are widely accepted measures of credit risk. The lower a bond issue is rated by an agency, the more credit risk it is considered to represent. Lower rated bonds generally pay higher yields to compensate investors for the associated risk. Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

5. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated

 22  Janus Aspen Series
     securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

6. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

   Within the parameters of their specific investment policies, the Portfolios, particularly Worldwide Growth Portfolio and International Growth Portfolio, may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that a Portfolio invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Portfolio's investments by country is contained in the Portfolios' shareholder reports and in the Portfolios' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. The Portfolios may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

7. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade

                                   Principal investment strategies and risks  23
   securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of this Prospectus for a description of bond rating categories.

8. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements (including, but not limited to, credit default swaps with respect to Flexible Bond Portfolio), and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

9. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Portfolios may not always stay fully invested in stocks or bonds. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio, with the exception of Flexible Bond Portfolio, may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

 24  Janus Aspen Series

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (20% or less of Large Cap Growth Portfolio's assets and 35% or less of each of the other Portfolios' assets)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (for Balanced Portfolio only, no more than 20% of the Portfolio's total assets)

   Unless otherwise stated within its specific investment policies, Flexible Bond Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolio. If successful, they may benefit the Portfolio by earning a return on the Portfolio's assets or reducing risk; however, they may not achieve the Portfolio's objective. These securities and strategies may include:

   - equity securities

   - pass-through securities including mortgage- and asset-backed securities and mortgage dollar rolls

   - zero coupon, pay-in-kind, and step coupon securities

   - options, futures, forwards, swap agreements (including, but not limited to, credit default swaps with values not to exceed 10% of the net assets of the Portfolio), participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (no more than 20% of the Portfolio's total assets)

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

                                   Principal investment strategies and risks  25

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers. Changes are made in a Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Due to the nature of the securities in which Flexible Bond Portfolio invests, it may have relatively high portfolio turnover compared to other Portfolios.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

 26  Janus Aspen Series

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

                                                Management of the Portfolios  27

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital (net of fee waivers, if applicable) based on each Portfolio's average net assets.

                                                                                              Actual Investment
                                                                           Contractual         Advisory Fee (%)
                                                      Average Daily         Investment       (for the fiscal year
                                                       Net Assets        Advisory Fee (%)     ended December 31,
    Portfolio Name                                    of Portfolio        (annual rate)             2006)
    GROWTH & CORE
      Large Cap Growth Portfolio                   All Asset Levels           0.64                    0.64
      Forty Portfolio                              All Asset Levels           0.64                    0.64
      Balanced Portfolio                           All Asset Levels           0.55                    0.55
    INTERNATIONAL & GLOBAL
      Worldwide Growth Portfolio(1)                All Asset Levels           0.60                    0.57(2)
      International Growth Portfolio               All Asset Levels           0.64                    0.64
    BOND
      Flexible Bond Portfolio                      First $300 Million         0.55 (3)                0.55
                                                   Over $300 Million          0.45

   (1) The Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index. Any such adjustment to this fee rate commenced February 2007. Details discussing this performance fee are included below with a further description in the Statement of Additional Information.
   (2) The fee rate shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Portfolio's base management fee, at the annual rate of up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Portfolio for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than performance of the Portfolio's primary benchmark index for that period. Further details related to this waiver are included in the Statement of Additional Information ("SAI").
   (3) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to a certain level until at least May 1, 2008. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

   For Worldwide Growth Portfolio, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the investment advisory

 28  Janus Aspen Series
   fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Portfolio has performed relative to its benchmark as shown below:

    Portfolio Name                                     Benchmark Index
    ----------------------------------------------------------------------------------------------------
    Worldwide Growth Portfolio                         MSCI World Index(SM)

   Only the base fee rate applied until February 2007 for the Portfolio, at which time the calculation of the performance adjustment is applied as follows:

   Investment Advisory Fee = Base Fee +/- Performance Adjustment

   The investment advisory fee paid to Janus Capital by Worldwide Growth Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Portfolio's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Portfolio's performance-based fee structure has been in effect for at least 12 months. When the Portfolio's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began February 2007 for the Portfolio.

   No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Portfolio's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Portfolio's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Portfolio and the Portfolio's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.

   The investment performance of the Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Portfolio's performance was above or below its benchmark index by comparing the investment performance of the Portfolio's Service Shares against the investment record of the Portfolio's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Portfolio relative to the record of the Portfolio's benchmark index and future changes to the size of the Portfolio.

   The Portfolio's Statement of Additional Information contains additional information about performance-based fees.

                                                Management of the Portfolios  29

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

PORTFOLIO MANAGERS

DAVID J. CORKINS
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Large Cap Growth Portfolio, which he has managed since February 2006. Mr. Corkins was Portfolio Manager of Growth and Income Portfolio from May 1998 to
     December 2003. He is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1995 as a research analyst. Mr. Corkins holds a Bachelor of Arts degree in English and Russian from Dartmouth and he received his Master's degree in Business Administration from Columbia University.

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of International
     Growth Portfolio, which he has managed or co-managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined
     Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

MARC PINTO, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Balanced
     Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Portfolio. He holds the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Forty Portfolio, which he has managed since its inception. Mr. Schoelzel is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994. Mr. Schoelzel holds a Bachelor of Arts degree in Business from Colorado College.

 30  Janus Aspen Series

GIBSON SMITH
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. Mr. Smith is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. He is also Executive Vice
     President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. In addition, Mr. Smith is Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. Mr. Smith holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Darrell Watters are jointly and primarily responsible for the day-to-day management of Flexible Bond Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of Balanced Portfolio.

RONALD V. SPEAKER, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Flexible Bond Portfolio until May 15, 2007. He has managed or co-managed Flexible Bond Portfolio since its inception. Mr. Speaker is also Portfolio Manager of other Janus accounts. Mr. Speaker joined Janus Capital in 1986. He holds a Bachelor of Arts degree in Finance from the University of Colorado.
     Mr. Speaker holds the Chartered Financial Analyst designation.

DARRELL WATTERS
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Flexible Bond Portfolio, which he has co-managed since May 2007. He is also Portfolio Manager of other Janus accounts and performs duties as a fixed-income analyst. He joined Janus Capital in 1993 as a municipal bond trader. Mr. Watters holds a Bachelor's degree in Economics from Colorado State University. Mr. Watters and Gibson Smith are jointly and primarily responsible for the day-to-day management of Flexible Bond Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other.

JASON P. YEE, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Worldwide Growth Portfolio, which he has managed since July 2004. Mr. Yee is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1992, working as a research analyst until 1996. He re-joined Janus
     Capital in 2000 as a research analyst. He holds a Bachelor of Science in Mechanical Engineering from Stanford University. Mr. Yee holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers is included in the SAI.

                                                Management of the Portfolios  31

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers two or three classes of shares, one of which, the Service Shares, is offered pursuant to this Prospectus. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

 32  Janus Aspen Series

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

                                                           Other information  33

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 34  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  35

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and

 36  Janus Aspen Series
   procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION FEE

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one

                                                         Shareholder's guide  37
   shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for

 38  Janus Aspen Series
   a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage

                                                         Shareholder's guide  39
   intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

 40  Janus Aspen Series

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  41

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

LARGE CAP GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $20.62           $19.85           $19.04           $14.48           $19.76
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.02           (0.02)           (0.04)           (0.03)           (0.04)
 Net gain/(loss) on securities
   (both realized and unrealized)            2.26             0.82             0.85             4.59           (5.24)
 Total from investment operations            2.28             0.80             0.81             4.56           (5.28)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.06)           (0.03)               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Total distributions                       (0.06)           (0.03)               --               --               --
 NET ASSET VALUE, END OF PERIOD            $22.84           $20.62           $19.85           $19.04           $14.48
 Total return                              11.08%            4.01%            4.25%           31.49%         (26.72)%
 Net assets, end of period (in
   thousands)                            $149,718         $157,041         $183,028         $211,100         $177,327
 Average net assets for the period
   (in thousands)                        $148,875         $163,753         $191,544         $188,994         $219,594
 Ratio of gross expenses to average
   net assets(1)(2)                         0.94%            0.91%            0.92%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(3)                            0.94%            0.91%            0.91%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.24%            0.06%          (0.11)%          (0.13)%          (0.33)%
 Portfolio turnover rate                      54%              87%              33%              24%              36%
---------------------------------------------------------------------------------------------------------------------

(1) The expense ratio reflects expenses prior to any expense offset arrangements.
(2) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(3) The expense ratio reflects expenses after any expense offset arrangements.

 42  Janus Aspen Series

FORTY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------
                                                             Years ended December 31
                                           2006          2005          2004          2003          2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.45        $24.39        $20.68        $17.24        $20.57
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.03            --(1)         --(1)       0.03          0.06
 Net gain/(loss) on securities
   (both realized and unrealized)            2.47          3.06          3.72          3.46        (3.33)
 Total from investment operations            2.50          3.06          3.72          3.49        (3.27)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.04)            --(1)     (0.01)        (0.05)        (0.06)
 Distributions (from capital gains)            --            --            --            --            --
 Total distributions                       (0.04)            --        (0.01)        (0.05)        (0.06)
 NET ASSET VALUE, END OF PERIOD            $29.91        $27.45        $24.39        $20.68        $17.24
 Total return                               9.12%        12.56%        17.97%        20.23%      (15.93)%
 Net assets, end of period (in
   thousands)                            $446,909      $465,001      $437,777      $427,292      $367,266
 Average net assets for the period
   (in thousands)                        $439,970      $441,936      $423,061      $390,044      $432,801
 Ratio of gross expenses to average
   net assets(2)(3)                         0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net expenses to average
   net assets(5)                            0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.12%       (0.01)%         0.00%         0.15%         0.30%
 Portfolio turnover rate                      44%           42%           16%           41%           62%
---------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) and Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) Ratio of gross expenses to average net assets and Ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 0.95% and 0.95%, respectively, without the inclusion of dividends on short positions.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  43

BALANCED PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $26.61           $25.24           $23.82           $21.32           $23.31
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.49             0.45             0.44             0.39             0.45
 Net gain/(loss) on securities
   (both realized and unrealized)            2.27             1.46             1.52             2.52           (2.00)
 Total from investment operations            2.76             1.91             1.96             2.91           (1.55)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --(1)            --(1)            --               --               --
 Total distributions and other             (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 NET ASSET VALUE, END OF PERIOD            $28.83           $26.61           $25.24           $23.82           $21.32
 Total return                              10.46%(2)         7.62%(2)         8.29%           13.72%          (6.67)%
 Net assets, end of period (in
   thousands)                            $509,087         $559,467         $514,135         $431,044         $282,367
 Average net assets for the period
   (in thousands)                        $515,319         $526,693         $465,719         $349,871         $237,813
 Ratio of gross expenses to average
   net assets(3)(4)                         0.83%            0.82%            0.86%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.82%            0.82%            0.86%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.79%            1.77%            1.85%            1.86%            2.28%
 Portfolio turnover rate                      52%              52%              64%              69%              94%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 44  Janus Aspen Series

WORLDWIDE GROWTH PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------
                                                                Years ended December 31
                                           2006          2005          2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.76        $26.62        $25.70           $20.95           $28.38
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.36          0.29          0.17             0.17             0.14
 Net gain/(loss) on securities
   (both realized and unrealized)            4.58          1.18          0.99             4.77           (7.43)
 Total from investment operations            4.94          1.47          1.16             4.94           (7.29)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 Distributions (from capital gains)            --            --            --               --               --
 Tax return of capital                         --            --            --               --(1)            --
 Payment from affiliate                        --            --(2)         --(2)            --               --
 Total distributions and other             (0.48)        (0.33)        (0.24)           (0.19)           (0.14)
 NET ASSET VALUE, END OF PERIOD            $32.22        $27.76        $26.62           $25.70           $20.95
 Total return                              17.97%         5.57%(3)      4.53%(4)        23.68%         (25.71)%
 Net assets, end of period (in
   thousands)                            $209,951      $201,382      $235,999         $236,991         $192,629
 Average net assets for the period
   (in thousands)                        $195,343      $206,310      $232,280         $207,451         $188,639
 Ratio of gross expenses to average
   net assets(5)(6)(7)                      0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net expenses to average
   net assets(8)                            0.86%         0.86%         0.91%            0.96%            0.95%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.29%         1.11%         0.74%            0.80%            0.64%
 Portfolio turnover rate                      46%           41%          120%             126%              73%
---------------------------------------------------------------------------------------------------------------

(1) Tax return of capital aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(3) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by 0.02%.
(4) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(5) The ratio was 0.90% in 2006 before waiver of certain fees and/or reduction of adviser's fees.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  45

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                    Years ended December 31
                                            2006              2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $35.17           $26.94           $22.89           $17.18           $23.30
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  0.46             0.31             0.20             0.18             0.13
 Net gain/(loss) on securities
   (both realized and unrealized)             15.79             8.24             4.05             5.71           (6.12)
 Total from investment operations             16.25             8.55             4.25             5.89           (5.99)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                   (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 Distributions (from capital gains)              --               --               --               --               --
 Payment from affiliate                          --(1)            --(1)            --(1)            --               --
 Total distributions and other               (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 NET ASSET VALUE, END OF PERIOD              $50.62           $35.17           $26.94           $22.89           $17.18
 Total return                                46.66%(2)        31.94%(2)        18.69%(2)        34.53%         (25.76)%
 Net assets, end of period (in
   thousands)                            $1,072,922         $635,357         $498,735         $457,965         $380,620
 Average net assets for the period
   (in thousands)                          $826,815         $523,662         $457,088         $391,922         $477,995
 Ratio of gross expenses to average
   net assets(3)(4)                           0.96%            0.95%            0.94%            1.01%            0.99%
 Ratio of net expenses to average
   net assets(5)                              0.96%            0.95%            0.93%            1.01%            0.99%
 Ratio of net investment
   income/(loss) to average net
   assets                                     1.49%            0.78%            0.77%            0.99%            0.67%
 Portfolio turnover rate                        60%              57%              65%             123%              74%
-----------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 46  Janus Aspen Series

FLEXIBLE BOND PORTFOLIO - SERVICE SHARES
----------------------------------------------------------------------------------------------------------------
                                                                 Years ended December 31
                                          2006            2005            2004            2003            2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $11.91          $12.70          $13.11          $12.82          $11.98
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.51            0.53            0.54            0.53            0.34
 Net gain/(loss) on securities
   (both realized and unrealized)         (0.05)          (0.31)          (0.07)            0.26            0.87
 Total from investment operations           0.46            0.22            0.47            0.79            1.21
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                (0.49)          (0.58)          (0.73)          (0.50)          (0.37)
 Distributions (from capital gains)       (0.02)          (0.43)          (0.15)              --              --
 Payment from affiliate                       --              --(1)           --(1)           --              --
 Total distributions and other            (0.51)          (1.01)          (0.88)          (0.50)          (0.37)
 NET ASSET VALUE, END OF PERIOD           $11.86          $11.91          $12.70          $13.11          $12.82
 Total return                              3.98%           1.76%(2)        3.70%(2)        6.17%          10.16%
 Net assets, end of period (in
   thousands)                            $27,630         $32,909         $34,867         $31,272         $14,025
 Average net assets for the period
   (in thousands)                        $30,780         $33,352         $33,840         $23,523          $7,218
 Ratio of gross expenses to average
   net assets(3)(4)                        0.89%           0.83%           0.84%           0.89%           0.91%
 Ratio of net expenses to average
   net assets(5)                           0.89%           0.82%           0.84%           0.89%           0.91%
 Ratio of net investment
   income/(loss) to average net
   assets                                  4.36%           3.94%           4.03%           4.26%           4.61%
 Portfolio turnover rate                    163%(6)         171%(6)         171%            154%            229%
----------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.
(6) Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 165% in 2006 and 177% in 2005.

                                                        Financial highlights  47

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

 48  Janus Aspen Series

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

                                                Glossary of investment terms  49

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

 50  Janus Aspen Series

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the

                                                Glossary of investment terms  51
   cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 52  Janus Aspen Series

EXPLANATION OF RATING CATEGORIES
--------------------------------------------------------------------------------

   The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICE

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
          AA.......................... High quality; very strong capacity to pay principal and interest.
          A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
          BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

          Non-Investment Grade
          BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                       BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                       outweighed by large uncertainties or major risk exposure to adverse conditions.
          D........................... In default.

FITCH, INC.

    BOND RATING                  EXPLANATION
    -----------------------------------------------------------------------------------------
    Investment Grade
    AAA......................... Highest rating; extremely strong capacity to pay principal and interest.
    AA.......................... High quality; very strong capacity to pay principal and interest.
    A........................... Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
    BBB-........................ Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

    Non-Investment Grade
    BB+, B, CCC, CC, C.......... Predominantly speculative with respect to the issuer's capacity to meet required interest and principal payments.
                                 BB - lowest degree of speculation; C - the highest degree of speculation. Quality and protective characteristics
                                 outweighed by large uncertainties or major risk exposure to adverse conditions.
    D........................... In default.

                                            Explanation of rating categories  53

MOODY'S INVESTORS
SERVICE, INC.

          BOND RATING                  EXPLANATION
          -----------------------------------------------------------------------------------------
          Investment Grade
          Aaa......................... Highest quality, smallest degree of investment risk.
          Aa.......................... High quality; together with Aaa bonds, they compose the high-grade bond group.
          A........................... Upper to medium-grade obligations; many favorable investment attributes.
          Baa......................... Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

          Non-Investment Grade
          Ba.......................... More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
          B........................... Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
          Caa......................... Poor standing, may be in default; elements of danger with respect to principal or interest payments.
          Ca.......................... Speculative in a high degree; could be in default or have other marked shortcomings.
          C........................... Lowest rated; extremely poor prospects of ever attaining investment standing.

   Unrated securities will be treated as non-investment grade securities unless the portfolio managers determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security;
   (ii) the lowest rating if only two agencies provide a rating for the security; or (iii) the rating assigned if only one agency rates the security.

SECURITIES HOLDINGS BY RATING CATEGORY

   During the year ended December 31, 2006, the percentage of securities holdings for Flexible Bond Portfolio by rating category based upon a weighted monthly average was:

    FLEXIBLE BOND PORTFOLIO
    ---------------------------------------------------------------------
     BONDS-S&P RATING:
     AAA                                                           64.05%
     AA                                                             5.57%
     A                                                              4.50%
     BBB                                                           12.17%
     BB                                                             5.00%
     B                                                              3.49%
     CCC                                                            0.35%
     CC                                                             0.00%
     C                                                              0.00%
     Not Rated                                                      0.96%
     Preferred Stock                                                0.71%
     Cash and Options                                               3.20%
     TOTAL                                                        100.00%
    ---------------------------------------------------------------------

   No other Portfolio described in this Prospectus held 5% or more of its assets in bonds rated below investment grade for the year ended December 31, 2006.

 54  Janus Aspen Series

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                                                                              55

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 56

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

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.

                                       May 1, 2007

                                       RISK-MANAGED
                                         Janus Aspen INTECH Risk-Managed Growth
                                         Portfolio
                                         Janus Aspen INTECH Risk-Managed Core
                                         Portfolio
                                       VALUE
                                         Small Company Value Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes three series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with a variety of investment objectives, including growth of capital and capital appreciation. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio. Janus Aspen INTECH Risk-Managed Growth Portfolio and Janus Aspen INTECH Risk-Managed Core Portfolio (together, the "Risk-Managed Portfolios") are subadvised by Enhanced Investment Technologies, LLC ("INTECH").

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Janus Aspen INTECH Risk-Managed Growth Portfolio.........    2
       Janus Aspen INTECH Risk-Managed Core Portfolio...........    4
       Small Company Value Portfolio............................    6

    FEES AND EXPENSES...........................................    8

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
         strategies.............................................   10
       Risks....................................................   12
       Frequently asked questions about certain risks...........   12
       General portfolio policies...............................   13

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   16
       Management expenses......................................   17
       Subadviser...............................................   19
       Investment personnel.....................................   19

    OTHER INFORMATION...........................................   21

    DISTRIBUTIONS AND TAXES.....................................   24

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   25
       Distribution and service fees............................   26
       Purchases................................................   26
       Redemptions..............................................   26
       Excessive trading........................................   27
       Shareholder communications...............................   30

    FINANCIAL HIGHLIGHTS........................................   31

    GLOSSARY OF INVESTMENT TERMS................................   34

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

JANUS ASPEN INTECH RISK-MANAGED GROWTH PORTFOLIO

   Risk-Managed Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests primarily in common stocks from the universe of the Portfolio's benchmark index, which is the Russell 1000(R) Growth Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.

   The Portfolio pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that produces returns in excess of its benchmark with an equal or lesser amount of risk.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Portfolio may not outperform the benchmark index.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 2  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   RISK-MANAGED GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                                   12.00%      6.89%        6.31%
                                                    2004       2005          2006

      Best Quarter:  4th-2004 8.92%    Worst Quarter:  2nd-2006 (4.69)%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (1/2/03)
          Risk-Managed Growth Portfolio - Service Shares               6.31%         12.39%
          Russell 1000(R) Growth Index(1)                              9.07%         11.25%
            (reflects no deduction for fees or expenses)
                                                                       -------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                            Table of contents  3

JANUS ASPEN INTECH RISK-MANAGED CORE PORTFOLIO

   Risk-Managed Core Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   RISK-MANAGED CORE PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests primarily in common stocks from the universe of the Portfolio's benchmark index, which is the S&P 500(R) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.

   The Portfolio pursues its investment objective by applying a mathematical investment process to construct an investment portfolio from the universe of common stocks within its benchmark index. The goal of this process is to build a portfolio of stocks in a more efficient combination than the benchmark index. The process seeks to capitalize on the natural volatility of the market by searching for stocks within the index that have high relative volatility (providing the potential for excess returns) but that essentially move in opposite directions or have low correlation to each other (providing the potential for lower relative risk). By constructing the portfolio in this manner and continually rebalancing the portfolio to maintain potentially more efficient weightings, INTECH's mathematical investment process seeks to create a portfolio that produces returns in excess of its benchmark with an equal or lesser amount of risk.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The proprietary mathematical investment process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" fund strategy. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or its method of identifying stocks that tend to move in the same or opposite direction relative to each other (correlation) does not result in selecting stocks with continuing volatility or the expected correlation, the Portfolio may not outperform the benchmark index.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 4  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                                   17.55%     10.92%        10.77%
                                                    2004       2005          2006

      Best Quarter:  4th-2004 9.48%    Worst Quarter:  2nd-2006 (2.64)%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year       (1/2/03)
          Risk-Managed Core Portfolio - Service Shares                 10.77%        15.91%
          S&P 500(R) Index(1)                                          15.80%        13.83%
            (reflects no deduction for fees or expenses)
                                                                       -------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                            Table of contents  5

SMALL COMPANY VALUE PORTFOLIO

   Small Company Value Portfolio (the "Portfolio") is designed for long-term investors who primarily seek capital appreciation and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   SMALL COMPANY VALUE PORTFOLIO seeks capital appreciation.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the portfolio manager. The Portfolio invests, under normal circumstances, at least 80% of its assets plus the amount of any borrowings for investment purposes, in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of March 31, 2007, they ranged from approximately $81.0 million to $3.8 billion.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The Portfolio uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. The Portfolio's portfolio manager generally looks for companies:

   - that have reasonably solid fundamentals
   - whose stocks are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise values

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. "Value" stocks may perform differently from the market as a whole and other types of stocks, and can continue to be undervalued by the market for long periods of time.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio's share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity, and information risks because of narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

 6  Janus Aspen Series

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to a broad-based securities market index. The index is unmanaged and is not available for direct investment. All figures assume reinvestment of dividends and distributions.

   SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                             43.15%     18.16%      3.49%        21.87%
                                              2003       2004       2005          2006

      Best Quarter:  2nd-2003 19.82%    Worst Quarter:  2nd-2006 (4.46)%

                                          Average annual total return for periods ended 12/31/06
                                          ------------------------------------------------------
                                                                                 Since Inception
                                                                       1 year      (12/31/02)
          Small Company Value Portfolio - Service Shares               21.87%        20.59%
          Russell 2000(R) Value Index(1)                               23.48%        23.26%
            (reflects no deduction for fees or expenses)
                                                                       -------------------------

   (1) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                            Table of contents  7

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

 8  Janus Aspen Series

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

    ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                               Distribution                Acquired      Total Annual                Net Annual
                                  Management     (12b-1)       Other     Fund(3) Fees   Fund Operating   Expense   Fund Operating
                                   Fees(1)       Fees(2)      Expenses   and Expenses    Expenses(4)     Waivers    Expenses(4)
    RISK-MANAGED
      Risk-Managed Growth
        Portfolio                   0.50%         0.25%         1.48%(5)     0.00%           2.23%        0.78%        1.45%
      Risk-Managed Core
        Portfolio(6)                0.50%         0.25%         1.11%(5)     0.00%           1.86%        0.41%        1.45%
    VALUE
      Small Company Value
        Portfolio                   0.74%         0.25%         1.20%(5)     0.01%           2.20%        0.50%        1.70%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.
   (5) Included in Other Expenses is an administrative services fee of 0.10% of the average daily net assets of the Portfolio to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting, and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.
   (6) Risk-Managed Core Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is shown in the table. Any such adjustment to this fee rate commenced January 2007, and may increase or decrease the Management Fee rate shown in the table by a variable up to 0.15%, assuming constant assets. The Management Fee rate could be even higher or lower than this range, however, depending on asset fluctuations. Refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information. Risk-Managed Core Portfolio has entered into an agreement with Janus Capital to limit certain expenses (refer to the "Management Expenses" section in this Prospectus for additional information with further description in the Statement of Additional Information). Because a fee waiver will have a positive effect upon the Portfolio's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

   EXAMPLES:
   THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                              1 Year     3 Years     5 Years     10 Years
                                                              -------------------------------------------
    RISK-MANAGED
      Risk-Managed Growth Portfolio                            $ 226     $    697    $  1,195    $  2,565
      Risk-Managed Core Portfolio(1)                           $ 189     $    585    $  1,006    $  2,180
    VALUE
      Small Company Value Portfolio                            $ 223     $    688    $  1,180    $  2,534

   (1) The numbers shown do not include the impact of any future potential adjustments to the investment advisory fee as a result of the performance-based investment advisory fee.

                                                            Table of contents  9

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR SMALL COMPANY VALUE PORTFOLIO?

   SMALL COMPANY VALUE PORTFOLIO'S portfolio manager uses fundamental analysis and proprietary valuation models to select a core holding of stocks for the Portfolio. The portfolio manager generally looks for companies with reasonably solid fundamentals that are trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow, or franchise value. To a certain degree, Small Company Value Portfolio invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

   Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments may be incidental to its objective.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES FOR SMALL COMPANY VALUE PORTFOLIO?

   Generally, yes. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR THE RISK-MANAGED PORTFOLIOS?

   INTECH applies a mathematical investment process to construct an investment portfolio for each Risk-Managed Portfolio. INTECH developed the formulas underlying this mathematical investment process.

   The mathematical investment process is designed to take advantage of market volatility (variation in stock prices), rather than using fundamental research or market/economic trends to predict the future returns of stocks. The process seeks to generate a return in excess of each Portfolio's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical investment process involves:

   - selecting stocks primarily from stocks within a Portfolio's benchmark;

   - periodically determining a target weighting of these stocks and rebalancing to the target weighting; and

   - monitoring the total risk and volatility of a Portfolio's holdings with respect to its benchmark index.

   INTECH seeks to outperform each Portfolio's benchmark index through its mathematical investment process. INTECH seeks to identify stocks for each Portfolio in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant underperformance relative to the benchmark index. However, the proprietary mathematical investment process used by INTECH may not achieve the desired results.

 10  Janus Aspen Series

   The Portfolios may use exchange-traded funds, as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

4. ARE THE SAME CRITERIA USED BY INTECH TO SELECT FOREIGN SECURITIES?

   Generally, yes. To the extent that foreign securities may be included in a Portfolio's benchmark index, INTECH's mathematical investment process may select foreign securities from within the applicable benchmark index, regardless of where a company is located. There are no limitations on the countries in which the Portfolios may invest.

5. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criterion for Small Company Value Portfolio. The other Portfolios offered by this Prospectus do not emphasize investments in companies of any particular size.

6. HOW DOES THE PORTFOLIO MANAGER OF SMALL COMPANY VALUE PORTFOLIO DETERMINE THAT A COMPANY MAY BE UNDERVALUED?

   A company may be undervalued when, in the opinion of the portfolio manager, shares of the company are selling for a price that is below their intrinsic worth. A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company, or other factors. Such factors may provide buying opportunities at attractive prices compared to historical or market price-earnings ratios, price/free cash flow, book value, or return on equity. The portfolio manager believes that buying these securities at a price that is below their intrinsic worth may generate greater returns for the Portfolio than those obtained by paying premium prices for companies currently in favor in the market.

7. WHAT IS A "SPECIAL SITUATION"?

   Certain Portfolios may invest in special situations or turnarounds. A special situation arises when the portfolio managers believe that the securities of an issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Companies that are redirecting cash flows may be reducing debt, repurchasing shares, or paying dividends. Special situations may also result from: (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation, or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. A Portfolio's performance could suffer from its investments in "special situations."

                                   Principal investment strategies and risks  11

RISKS

   Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative. Because Small Company Value Portfolio normally invests at least 80% of its assets in equity securities of smaller or newer companies, these risks may be increased.

2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

   If the portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Small Company Value Portfolio may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends, and/or assets.

3. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - Currency Risk

   - Political and Economic Risk

 12  Janus Aspen Series

   - Regulatory Risk

   - Market Risk

   - Transaction Costs

4. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements, and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

   The Risk-Managed Portfolios' subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

   The Risk-Managed Portfolios normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, they may use futures and options and may invest in exchange-traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Portfolios.

5. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

   CASH POSITION
   The Risk-Managed Portfolios, subadvised by INTECH, normally remain as fully invested as possible and do not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Risk-Managed Portfolios may use exchange-traded funds as well as futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. There is no guarantee that these types of derivative investments will work and their use could cause lower returns or even losses to the Portfolios.

   Small Company Value Portfolio may not always stay fully invested in stocks or bonds. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after the Portfolio has committed available assets to desirable investment opportunities. When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

   In addition, Small Company Value Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. The Portfolio's cash position may also increase temporarily due to unusually large cash

                                   Principal investment strategies and risks  13
   inflows. Under unusual circumstances such as these, the Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (20% or less of Small Company Value Portfolio's assets; the Risk-Managed Portfolios do not intend to invest in high-yield/high-risk bonds)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales), with the exception of the Risk-Managed Portfolios, which do not intend to invest in short sales

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit. The Risk-Managed Portfolios do not intend to invest in illiquid investments.

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies. The Risk-Managed Portfolios' investments in foreign securities are limited to the extent those securities are included in their respective benchmark indices.

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio manager and/or investment personnel, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological

 14  Janus Aspen Series
   breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers and/or investment personnel. Changes are made in a Portfolio's holdings whenever the portfolio managers and/or investment personnel believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   The Risk-Managed Portfolios generally intend to purchase securities for long-term investment, although, to a limited extent, portfolio securities may be held for relatively shorter periods. Short-term transactions may also result from liquidity needs, securities having reached a price objective, changes in the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment. As a result of INTECH's mathematical investment process, the Portfolios may sell one security and simultaneously purchase the same or a comparable security. Portfolio turnover may also be affected by market conditions, changes in the size of the Portfolios, and the nature of the Portfolios' investments. Portfolio turnover rates are not a factor in making buy and sell decisions.

   The rebalancing techniques used by the Risk-Managed Portfolios may result in a higher portfolio turnover compared to a "buy and hold" fund strategy. INTECH periodically rebalances the stocks in the portfolios to their target weighting versus each Portfolio's benchmark index, as determined by INTECH's mathematical investment process.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

                                   Principal investment strategies and risks  15

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments for all the Portfolios except Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio. INTECH is responsible for the day-to-day management of the investment portfolios of Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of all the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

 16  Janus Aspen Series

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay. Janus Capital pays INTECH a subadvisory fee from its investment advisory fee for managing the Risk-Managed Portfolios.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the administrative services fee, the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital (net of fee waivers, if applicable) based on each Portfolio's average net assets. The investment advisory fee rate is aggregated to include all investment advisory and subadvisory fees (as applicable) paid by a Portfolio.

                                                                                            Actual Investment
                                                                        Contractual          Advisory Fee (%)
                                                  Average Daily         Investment         (for the fiscal year
                                                   Net Assets        Advisory Fee (%)       ended December 31,
    Portfolio Name                                of Portfolio         (annual rate)              2006)
    RISK-MANAGED
      Risk-Managed Growth Portfolio             All Asset Levels           0.50(1)                  0.00(2)
      Risk-Managed Core Portfolio(3)            All Asset Levels           0.50(1)                  0.10
    VALUE
      Small Company Value Portfolio             All Asset Levels           0.74(1)                  0.24

   (1) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, taxes, and extraordinary expenses) to a certain level until at least May 1, 2008. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.
   (2) For the fiscal year ended December 31, 2006, the Portfolio did not pay Janus Capital any investment advisory fees (net of fee waivers). The Portfolio's fee waiver exceeded the investment advisory fee.
   (3) The Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index. Any such adjustment to this fee rate commenced January 2007. Details discussing this performance fee are included below with a further description in the Statement of Additional Information.

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements and subadvisory agreements (as applicable) is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

   For Risk-Managed Core Portfolio, the investment advisory fee is determined by calculating a base fee and applying a performance adjustment (described in further detail below). The base fee rate is the same as the investment advisory

                                                Management of the Portfolios  17
   fee rate shown in the table above. The performance adjustment either increases or decreases the base fee depending on how well the Portfolio has performed relative to its benchmark as shown below:

    Portfolio Name                                     Benchmark Index
    ----------------------------------------------------------------------------------------------------
    Risk-Managed Core Portfolio                        S&P 500(R) Index

   Only the base fee rate applied until January 2007 for the Portfolio, at which time the calculation of the performance adjustment is applied as follows:

   Investment Advisory Fee = Base Fee +/- Performance Adjustment

   The investment advisory fee paid to Janus Capital by Risk-Managed Core Portfolio consists of two components: (1) a base fee calculated by applying the contractual fixed-rate of the advisory fee to the Portfolio's average daily net assets during the previous month ("Base Fee"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Portfolio's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the Portfolio's performance-based fee structure has been in effect for at least 12 months. When the Portfolio's performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. As noted above, any Performance Adjustment, as applicable, began January 2007 for the Portfolio.

   No Performance Adjustment will be applied unless the difference between the Portfolio's investment performance and the investment record of the Portfolio's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to the Portfolio's relative performance to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Portfolio's Shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Portfolio's Shares increase in value during the performance measurement period. For purposes of computing the Base Fee and the Performance Adjustment, net assets will be averaged over different periods (average daily net assets during the previous month for the Base Fee, versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of the Portfolio is calculated net of expenses whereas the Portfolio's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions are included in calculating both the performance of the Portfolio and the Portfolio's benchmark index. The Base Fee is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment fee is paid monthly in arrears.

   The investment performance of the Portfolio's Service Shares for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether the Portfolio's performance was above or below its benchmark index by comparing the investment performance of the Portfolio's Service Shares against the investment record of the Portfolio's benchmark index, Janus Capital will apply the same Performance Adjustment (positive or negative) across each other class of shares of the Portfolio, as applicable. It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of the Portfolio relative to the record of the Portfolio's benchmark index and future changes to the size of the Portfolio.

   The Portfolio's Statement of Additional Information contains additional information about performance-based fees.

 18  Janus Aspen Series

SUBADVISER

   ENHANCED INVESTMENT TECHNOLOGIES, LLC serves as subadviser to Risk-Managed Growth Portfolio and Risk-Managed Core Portfolio and has served in such capacity since the Portfolios' inception. INTECH, 2401 PGA Boulevard, Suite 100, Palm Beach Gardens, Florida 33410, also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts and registered investment companies. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Portfolios. Janus Capital indirectly owns approximately 86.5% of the outstanding voting shares of INTECH.

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

JANUS PORTFOLIO MANAGER

JAKOB V. HOLM, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Small Company Value Portfolio, which he has managed or co-managed since its inception. Mr.
     Holm is also Portfolio Manager of other Janus accounts. He joined Janus Capital in July 2005. Prior to joining Janus Capital, Mr. Holm co-managed the Portfolio (2002-2005) and worked as a research analyst, analyzing equity and fixed-income securities (2000-2005) at Bay Isle Financial LLC. He holds a Bachelor of Arts degree in Economics from Augustana College and a Master of International Management degree from Thunderbird, The Garvin School of International Management. Mr. Holm holds the Chartered Financial Analyst designation.

                                                Management of the Portfolios  19

INTECH INVESTMENT TEAM

     No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Portfolios. A team of investment professionals consisting of Dr. Robert Fernholz, David E. Hurley, Dr. Cary Maguire, and Joseph Runnels works together to implement the mathematical investment process.

     E. Robert Fernholz has been Chief Investment Officer ("CIO") of INTECH since January 1991. Dr. Fernholz joined INTECH in June 1987. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. As CIO, Dr. Fernholz sets policy for the investment strategy, reviews proposed changes, and assures adherence to policy. Dr. Fernholz implements and supervises the optimization process. David E. Hurley, CFA, has been Executive Vice President and Chief Operating Officer of INTECH since March 2002. Mr. Hurley, previously INTECH's Chief Compliance Officer from January 1996 to February 2003, joined INTECH in January 1988. He received his B.S. in Engineering from the United States Military Academy. Mr. Hurley is responsible for daily oversight of all aspects of the mathematical investment process from a portfolio management perspective. Mr. Hurley has oversight, supervisory, and support responsibility for the day-to-day implementation of the portfolio management and trading process. Mr. Hurley holds the Chartered Financial Analyst designation. Cary Maguire has been Senior Investment Officer of INTECH since August 2002. Dr. Maguire, previously Director of Research from January 1995 to July 2002, joined INTECH in November 1991. He received his Ph.D. in Physics from Princeton University. He holds an M.B.A. from Southern Methodist University. Dr. Maguire is a Phi Beta Kappa graduate of Stanford with degrees in Chemistry and Music. Dr. Maguire implements the optimization process and supervises implementation of the portfolio management and trading process. He conducts mathematical research on the mathematical investment process and reviews and recommends improvements to the CIO. Joseph W. Runnels, CFA, has been Vice President of Portfolio Management at INTECH since March 2003. Mr. Runnels, previously Director of Trading and Operations from January 1999 to March 2003, joined INTECH in June 1998. Mr. Runnels holds a B.S. in Business Administration from Murray State University. Mr. Runnels implements the day-to-day portfolio management and trading process for client portfolios. He also handles brokerage relationships and supervises the daily execution of trading for client accounts. Mr. Runnels holds the Chartered Financial Analyst designation.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers and/or investment personnel is included in the SAI.

 20  Janus Aspen Series

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers one class of shares, the Service Shares. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds

                                                           Other information  21

   (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

 22  Janus Aspen Series

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  23

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 24  Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

                                                         Shareholder's guide  25

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION AND SERVICE FEES

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

   ADMINISTRATIVE SERVICES FEE

   Janus Services LLC, the Portfolios' transfer agent, receives an administrative services fee at an annual rate of up to 0.10% of the average daily net assets of Risk-Managed Growth Portfolio, Risk-Managed Core Portfolio, and Small Company Value Portfolio for providing, or arranging for the provision of, recordkeeping, subaccounting, and other administrative services to retirement or pension plan participants, variable contract owners, or other underlying investors investing through institutional channels.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

 26  Janus Aspen Series

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance

                                                         Shareholder's guide  27
   company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers and/or investment personnel believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance

 28  Janus Aspen Series
   company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

                                                         Shareholder's guide  29

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

 30  Janus Aspen Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

RISK-MANAGED GROWTH PORTFOLIO - SERVICE SHARES
------------------------------------------------------------------------------------------------
                                                    Years or Period ended December 31
                                          2006            2005            2004           2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $11.55          $12.14          $12.44          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                 --(2)           --(2)           --(2)           --(2)
 Net gain/(loss) on securities
   (both realized and unrealized)           0.72            0.83            1.48            2.54
 Total from investment operations           0.72            0.83            1.48            2.54
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                    --              --              --              --
 Distributions (from capital gains)       (0.52)          (1.32)          (1.78)          (0.10)
 Tax return of capital                        --          (0.10)              --              --
 Total distributions                      (0.52)          (1.42)          (1.78)          (0.10)
 NET ASSET VALUE, END OF PERIOD           $11.75          $11.55          $12.14          $12.44
 Total return(3)                           6.22%           6.89%          12.00%          25.38%
 Net assets, end of period (in
   thousands)                            $10,409         $11,253         $10,532          $9,401
 Average net assets for the period
   (in thousands)                        $10,314         $10,600          $9,724          $8,135
 Ratio of gross expenses to average
   net assets(4)(5)(6)(7)                  1.45%           1.45%           1.43%           1.50%
 Ratio of net expenses to average
   net assets(4)(8)                        1.45%           1.45%           1.42%           1.50%
 Ratio of net investment
   income/(loss) to average net
   assets(4)                             (0.21)%         (0.54)%         (0.34)%         (0.67)%
 Portfolio turnover rate(4)                 120%            126%            110%             65%
------------------------------------------------------------------------------------------------

(1) Fiscal period January 2, 2003 (inception date) to December 31, 2003.
(2) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal year or period end.
(3) Total return is not annualized for periods of less than one full year.
(4) Annualized for periods of less than one full year.
(5) The expense ratio reflects expenses prior to any expense offset arrangements.
(6) The ratio was 2.23% in 2006, 1.68% in 2005, 1.73% in 2004, and 2.58% in 2003
    before waiver of certain fees incurred by the Portfolio.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  31

RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
------------------------------------------------------------------------------------------------
                                                    Years or Period ended December 31
                                          2006            2005            2004           2003(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $12.47          $13.60          $12.49          $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)               0.02            0.04            0.02              --(2)
 Net gain/(loss) on securities
   (both realized and unrealized)           1.33            1.43            2.16            2.50
 Total from investment operations           1.35            1.47            2.18            2.50
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                (0.02)          (0.04)          (0.01)              --
 Distributions (from capital gains)       (1.09)          (2.35)          (1.06)          (0.01)
 Tax return of capital                        --          (0.21)              --              --
 Total distributions                      (1.11)          (2.60)          (1.07)          (0.01)
 NET ASSET VALUE, END OF PERIOD           $12.71          $12.47          $13.60          $12.49
 Total return(3)                          10.77%          10.92%          17.55%          24.99%
 Net assets, end of period (in
   thousands)                            $16,721         $19,754         $20,680         $11,337
 Average net assets for the period
   (in thousands)                        $18,260         $19,174         $15,270          $8,414
 Ratio of gross expenses to average
   net assets(4)(5)(6)(7)                  1.45%           1.35%           1.43%           1.50%
 Ratio of net expenses to average
   net assets(4)(8)                        1.45%           1.34%           1.43%           1.50%
 Ratio of net investment
   income/(loss) to average net
   assets(4)                               0.17%           0.42%           0.14%              0%
 Portfolio turnover rate(4)                 141%            109%             84%             61%
------------------------------------------------------------------------------------------------

(1) Fiscal period January 2, 2003 (inception date) to December 31, 2003.
(2) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal period end.
(3) Total return is not annualized for periods of less than one full year.
(4) Annualized for periods of less than one full year.
(5) The expense ratio reflects expenses prior to any expense offset arrangements.
(6) The ratio was 1.86% in 2006 and 2.62% in 2003 before waiver of certain fees incurred by the Portfolio.
(7) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(8) The expense ratio reflects expenses after any expense offset arrangements.

 32  Janus Aspen Series

SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------
                                                     Years or Period ended December 31
                                          2006         2005         2004         2003       2002(1)
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                 $16.45       $15.90      $14.20        $9.92       $10.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)             (0.01)           --(2)     0.01         0.02           --(2)
 Net gain/(loss) on securities
   (both realized and unrealized)           3.60         0.55        2.51         4.26       (0.08)
 Total from investment operations           3.59         0.55        2.52         4.28       (0.08)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                    --           --      (0.02)           --           --
 Distributions (from capital gains)       (0.15)           --(3)   (0.80)           --           --
 Total distributions                      (0.15)           --      (0.82)           --           --
 NET ASSET VALUE, END OF PERIOD           $19.89       $16.45      $15.90       $14.20        $9.92
 Total return(4)                          21.80%        3.49%      18.16%       43.15%      (0.80)%
 Net assets, end of period (in
   thousands)                            $16,845       $9,013      $2,755       $1,626         $496
 Average net assets for the period
   (in thousands)                        $13,106       $5,120      $2,062         $856          $--
 Ratio of gross expenses to average
   net assets(5)(6)(7)(8)                  1.69%        1.69%       1.60%        1.60%          N/A
 Ratio of net expenses to average
   net assets(5)(9)                        1.69%        1.69%       1.59%        1.60%          N/A
 Ratio of net investment
   income/(loss) to average net
   assets(5)                             (0.32)%      (0.25)%      (0.05)%       0.14%          N/A
 Portfolio turnover rate(5)                  59%          53%         43%          50%           0%
---------------------------------------------------------------------------------------------------

(1) Portfolio commenced operations on December 31, 2002 (inception date).
(2) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal year or period end.
(3) Distributions (from capital gains) aggregated less than $0.01 on a per share basis for the fiscal year end.
(4) Total return is not annualized for periods of less than one full year.
(5) Annualized for periods of less than one full year.
(6) The expense ratio reflects expenses prior to any expense offset arrangements.
(7) The ratio was 2.19% in 2006, 2.79% in 2005, 4.49% in 2004, and 12.61% in
    2003 before waiver of certain fees incurred by the Portfolio.
(8) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets without waivers and/or expense reimbursements and was less than 0.01%.
(9) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  33

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

 34  Janus Aspen Series

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

                                                Glossary of investment terms  35

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A

 36  Janus Aspen Series

   Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn

                                                Glossary of investment terms  37
   interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 38  Janus Aspen Series

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                                                                              39

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 40

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

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.

                                         May 1, 2007

                                         GROWTH & CORE
                                          Forty Portfolio
                                          Balanced Portfolio
                                         INTERNATIONAL & GLOBAL
                                          International Growth Portfolio
                                         SPECIALTY EQUITY
                                          Global Technology Portfolio

                               JANUS ASPEN SERIES
                                 SERVICE SHARES

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(JANUS LOGO)

        This Prospectus describes four series (each, a "Portfolio" and collectively, the "Portfolios") of Janus Aspen Series (the "Trust") with different investment objectives. Janus Capital Management LLC ("Janus Capital") serves as investment adviser to each Portfolio.

        Each Portfolio of Janus Aspen Series currently offers one or more classes of shares. The Service Shares (the "Shares") are offered by this Prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

        Janus Aspen Series - Service Shares sells and redeems its Shares at net asset value without sales charges, commissions, or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

        This Prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolios.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

    RISK/RETURN SUMMARY
       Forty Portfolio..........................................    2
       Balanced Portfolio.......................................    4
       International Growth Portfolio...........................    7
       Global Technology Portfolio..............................   10

    FEES AND EXPENSES...........................................   13

    PRINCIPAL INVESTMENT STRATEGIES AND RISKS
       Frequently asked questions about principal investment
       strategies...............................................   15
       Risks....................................................   17
       Frequently asked questions about certain risks...........   17
       General portfolio policies...............................   19

    MANAGEMENT OF THE PORTFOLIOS
       Investment adviser.......................................   22
       Management expenses......................................   23
       Investment personnel.....................................   24

    OTHER INFORMATION...........................................   26

    DISTRIBUTIONS AND TAXES.....................................   29

    SHAREHOLDER'S GUIDE
       Pricing of portfolio shares..............................   30
       Distribution fee.........................................   31
       Purchases................................................   31
       Redemptions..............................................   31
       Excessive trading........................................   32
       Shareholder communications...............................   34

    FINANCIAL HIGHLIGHTS........................................   36

    GLOSSARY OF INVESTMENT TERMS................................   40

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

FORTY PORTFOLIO

   Forty Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   FORTY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio is classified as nondiversified. As a result, a single security's increase or decrease in value may have a greater impact on the Portfolio's NAV and total return. Although the Portfolio may satisfy the requirements for a diversified portfolio, its nondiversified classification gives the portfolio manager more flexibility to hold larger positions in a smaller number of securities than a portfolio that is classified as diversified.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

 2  Janus Aspen Series

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   FORTY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  57.91%     64.60%    (18.37)%   (21.83)%   (15.93)%    20.23%     17.97%     12.56%         9.12%
                   1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 40.00%    Worst Quarter:  3rd-2001 (18.74)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (5/1/97)
          Forty Portfolio - Service Shares                              9.12%     7.93%         12.35%
          Russell 1000(R) Growth Index(1)                               9.07%     2.69%          4.90%
            (reflects no deduction for fees or expenses)
          S&P 500(R) Index(2)                                          15.80%     6.19%          7.82%
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
   (2) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  3

BALANCED PORTFOLIO

   Balanced Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments. Although the Portfolio may also emphasize some degree of income, it is not designed for investors who desire a certain level of income.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   BALANCED PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio will notify you in writing at least 60 days before making any such change. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio pursues its investment objective by normally investing 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will limit its investment in high-yield/high-risk bonds (also called "junk" bonds) to 35% or less of its net assets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in a balanced portfolio, including common stocks and bonds. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The income component of the Portfolio's holdings includes fixed-income securities. A fundamental risk of fixed-income securities is that their value will generally fall if interest rates rise. Since the value of a fixed-income portfolio will generally decrease when interest rates rise, the Portfolio's NAV may likewise decrease. Another fundamental risk associated with fixed-income securities is credit risk, which is the risk that an issuer of a bond will be unable to make principal and interest payments when due.

   The Portfolio may have significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in

 4  Janus Aspen Series
   emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

   To the extent the Portfolio invests in high-yield/high-risk bonds, returns and NAV may be affected by factors such as economic changes, political changes, or developments specific to the company that issued the bond.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  5

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   BALANCED PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  21.96%     34.03%     26.03%     (1.37)%    (4.90)%    (6.67)%    13.72%      8.29%      7.62%        10.41%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1998 20.26%    Worst Quarter:  3rd-2001 (5.91)%

                                                              Average annual total return for periods ended 12/31/06
                                                              ------------------------------------------------------
                                                                                                     Since Inception
                                                                    1 year    5 years    10 years       (9/13/93)
          Balanced Portfolio - Service Shares                       10.41%     6.44%      10.19%         11.30%
          S&P 500(R) Index(1)                                       15.80%     6.19%       8.42%         10.81%
            (reflects no deduction for fees or expenses)
          Lehman Brothers Government/Credit Index(2)                 3.78%     5.17%       6.26%          5.93%
            (reflects no deduction for fees or expenses)
          Balanced Index(3)                                         10.28%     6.00%       7.80%          8.88%
            (reflects no deduction for fees or expenses)
                                                                    ------------------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Lehman Brothers Government/Credit Index is composed of all bonds that are of investment grade with at least one year until maturity.
   (3) The Balanced Index is a hypothetical combination of unmanaged indices. This internally calculated index combines the total returns from the S&P 500(R) Index (55%) and the Lehman Brothers Government/Credit Index (45%).

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 6  Janus Aspen Series

INTERNATIONAL GROWTH PORTFOLIO

   International Growth Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 34.0% of the Portfolio's investments were in emerging markets.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                          Risk/return summary  7

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The Portfolio's Service Shares commenced operations on December 31, 1999. The returns shown for the Service Shares for periods prior to December 31, 1999 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service Shares' estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

 8  Janus Aspen Series

   INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                  18.36%     16.88%     79.52%    (16.14)%   (23.43)%   (25.76)%    34.53%     18.69%     31.94%        46.63%
                   1997       1998       1999       2000       2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-1999 56.24%    Worst Quarter:  3rd-2001 (20.44)%

                                                             Average annual total return for periods ended 12/31/06
                                                             ------------------------------------------------------
                                                                                                    Since Inception
                                                                   1 year    5 years    10 years       (5/2/94)
          International Growth Portfolio - Service Shares          46.63%    18.06%      13.85%         15.32%
          Morgan Stanley Capital International EAFE(R) Index(1)    26.34%    14.98%       7.71%          7.42%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International All Country World   26.65%    16.42%        N/A           8.35%(3)
            ex-U.S. Index(SM)(2) (reflects no deduction for fees
               or expenses)
          Morgan Stanley Capital International EAFE(R) Growth
            Index(4)                                               22.33%    12.27%       5.07%          5.06%(5)
            (reflects no deduction for fees or expenses)
                                                                   ------------------------------------------------

   (1) The Morgan Stanley Capital International ("MSCI") EAFE(R) (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed market equity performance. The MSCI EAFE(R) Index is composed of companies representative of the market structure of developed market countries. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (2) Effective June 30, 2006, International Growth Portfolio changed its secondary benchmark from the MSCI EAFE(R) Growth Index to the MSCI All Country World ex-U.S. Index(SM). The new secondary benchmark provides a more appropriate representation of the Portfolio's investments. The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets outside the United States. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from December 31, 1998 to December 31, 2006 for the MSCI All Country World ex-U.S. Index(SM).
   (4) The MSCI EAFE(R) Growth Index is a subset of the MSCI EAFE(R) Index and contains constituents of the MSCI EAFE(R) Index, which are categorized as growth securities. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (5) The average annual total return was calculated based on historical information from April 30, 1994 to December 31, 2006 for the MSCI EAFE(R) Growth Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

                                                          Risk/return summary  9

GLOBAL TECHNOLOGY PORTFOLIO

   Global Technology Portfolio (the "Portfolio") is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

INVESTMENT OBJECTIVE

--------------------------------------------------------------------------------
   GLOBAL TECHNOLOGY PORTFOLIO seeks long-term growth of capital.

   The Portfolio's Trustees may change this objective or the Portfolio's principal investment strategies without a shareholder vote. The Portfolio has a policy of investing at least 80% of its net assets in the type of securities suggested by its name, as described below. The Portfolio will notify you in writing at least 60 days before making any changes to this policy. If there is a material change to the Portfolio's objective or principal investment strategies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

   The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of companies that the portfolio managers believe will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

   a. companies that the portfolio managers believe have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

   b. companies that the portfolio managers believe rely extensively on technology in connection with their operations or services.

   The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets.

   For the Portfolio's 80% investment policy, assets are measured at the time of purchase.

   The portfolio managers apply a "bottom up" approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio managers are unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies.

   Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

MAIN INVESTMENT RISKS

   The biggest risk is that the Portfolio's returns may vary, and you could lose money. The Portfolio is designed for long-term investors interested in an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

   The value of the Portfolio's holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases. The value of the Portfolio's holdings could also decrease if the stock market goes down, regardless of how well the individual companies perform. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value ("NAV") will also decrease, which means if you sell your shares in the Portfolio you may lose money.

 10  Janus Aspen Series

   The Portfolio normally has significant exposure to foreign markets, including emerging markets, that can be more volatile than the U.S. markets. As a result, its returns and NAV may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio's performance than it would in a more geographically diversified portfolio. The Portfolio's investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries. As of December 31, 2006, approximately 9.1% of the Portfolio's investments were in emerging markets.

   Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Portfolio's returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

   An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                         Risk/return summary  11

PERFORMANCE INFORMATION

   The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio's performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio's expenses. For certain periods, the Portfolio's performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are unmanaged and are not available for direct investment. All figures assume reinvestment of dividends and distributions.

   GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES

      Annual returns for periods ended 12/31
                                (37.31)%   (40.93)%    46.47%      0.57%     11.55%         7.83%
                                  2001       2002       2003       2004       2005          2006

      Best Quarter:  4th-2001 31.19%    Worst Quarter:  3rd-2001 (35.48)%

                                                     Average annual total return for periods ended 12/31/06
                                                     ------------------------------------------------------
                                                                                            Since Inception
                                                                       1 year    5 years       (1/18/00)
          Global Technology Portfolio - Service Shares                  7.83%     0.91%        (11.36)%
          S&P 500(R) Index(1)                                          15.80%     6.19%           1.27%
            (reflects no deduction for fees or expenses)
          Morgan Stanley Capital International World Information
            Technology Index(2)                                         9.31%     1.33%        (10.29)%(3)
            (reflects no deduction for fees or expenses)
                                                                       ------------------------------------

   (1) The S&P 500(R) Index is the Standard & Poor's Composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
   (2) The Morgan Stanley Capital International ("MSCI") World Information Technology Index is a capitalization weighted index that monitors the performance of information technology stocks from developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
   (3) The average annual total return was calculated based on historical information from January 31, 2000 to December 31, 2006 for the MSCI World Information Technology Index.

   The Portfolio's past performance does not necessarily indicate how it will perform in the future.

 12  Janus Aspen Series

FEES AND EXPENSES

   The following table describes the shareholder fees and annual fund operating expenses that you may pay if you buy and hold Shares of the Portfolios. The fees and expenses shown were determined based on net assets as of the fiscal year ended December 31, 2006. Contractual waivers agreed to by Janus Capital, where applicable, are included under "Net Annual Fund Operating Expenses."

   SHAREHOLDER FEES are those paid directly from your investment and may include sales loads, redemption fees, or exchange fees. The Portfolios are no-load investments, so you will generally not pay any shareholder fees when you buy or sell Shares of the Portfolios. However, each variable insurance contract involves fees and expenses not described in this Prospectus. Refer to the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

   ANNUAL FUND OPERATING EXPENSES are paid out of a Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting, and other services. You do not pay these fees directly but, as the examples show, these costs are borne indirectly by all shareholders.

                                                         Risk/return summary  13

   This table and the examples are designed to assist participants in qualified plans that invest in the Shares of the Portfolios in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLES DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT. INCLUSION OF THESE CHARGES WOULD INCREASE THE FEES AND EXPENSES DESCRIBED BELOW.

    ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM PORTFOLIO ASSETS)(*)
                                               Distribution                Acquired      Total Annual                Net Annual
                                  Management     (12b-1)       Other     Fund(3) Fees   Fund Operating   Expense   Fund Operating
                                   Fees(1)       Fees(2)      Expenses   and Expenses    Expenses(4)     Waivers    Expenses(4)
    GROWTH & CORE
      Forty Portfolio               0.64%         0.25%         0.06%        0.00%           0.95%          N/A        0.95%
      Balanced Portfolio            0.55%         0.25%         0.03%        0.00%           0.83%          N/A        0.83%
    INTERNATIONAL & GLOBAL
      International Growth
        Portfolio                   0.64%         0.25%         0.07%        0.00%           0.96%          N/A        0.96%
    SPECIALTY EQUITY
      Global Technology
        Portfolio                   0.64%         0.25%         0.19%        0.02%           1.10%        0.00%        1.10%

    * All expenses are shown without the effect of expense offset arrangements. Pursuant to such arrangements, credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses.
   (1) The "Management Fee" is the investment advisory fee paid by each Portfolio to Janus Capital.
   (2) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
   (3) "Acquired Fund" means any underlying portfolio in which a Portfolio invests or has invested in during the period. Total Annual Fund Operating Expenses shown may not correlate to each Portfolio's ratio of gross expenses to average net assets appearing in the Financial Highlights tables, which reflect the operating expenses of a Portfolio and does not include Acquired Fund fees and expenses. Amounts less than 0.01%, if applicable, are included in Other Expenses.
   (4) Annual Fund Operating Expenses are stated both with and without contractual expense waivers by Janus Capital. Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding the distribution and shareholder servicing fee, brokerage commissions, interest, taxes, and extraordinary expenses) to certain limits until at least May 1, 2008. The expense waivers shown reflect the application of such limits. The expense limits are detailed in the Statement of Additional Information.



   EXAMPLES:
   THE FOLLOWING EXAMPLES ARE BASED ON EXPENSES WITHOUT WAIVERS. These examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your shares at the end of each period. The examples also assume that your investment has a 5% return each year, and that the Portfolios' operating expenses without waivers remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based upon these assumptions your costs would be as follows:

                                                                 1 Year     3 Years    5 Years    10 Years
                                                                 -----------------------------------------
    GROWTH & CORE
      Forty Portfolio                                             $  97      $ 303      $ 525     $ 1,166
      Balanced Portfolio                                          $  85      $ 265      $ 460     $ 1,025
    INTERNATIONAL & GLOBAL
      International Growth Portfolio                              $  98      $ 306      $ 531     $ 1,178
    SPECIALTY EQUITY
      Global Technology Portfolio                                 $ 112      $ 350      $ 606     $ 1,340

 14  Janus Aspen Series

PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

   Each of the Portfolios has a similar investment objective and similar principal investment strategies to a Janus retail fund:

    GROWTH & CORE
      Forty Portfolio                                                     Janus Twenty Fund
      Balanced Portfolio                                                Janus Balanced Fund
    INTERNATIONAL & GLOBAL
      International Growth Portfolio                                    Janus Overseas Fund
    SPECIALTY EQUITY
      Global Technology Portfolio                              Janus Global Technology Fund

   Although it is anticipated that each Portfolio and its corresponding retail fund will hold similar securities, differences in asset size, cash flow needs, and other factors may result in differences in investment performance. The expenses of each Portfolio and its corresponding retail fund are expected to differ. The variable contract owner will also bear various insurance related costs at the insurance company level. You should review the accompanying separate account prospectus for a summary of fees and expenses. Forty Portfolio invests primarily in a core group of 20-40 common stocks selected for their growth potential. Janus Twenty Fund invests primarily in a core group of 20-30 common stocks selected for their growth potential.

   This section takes a closer look at the Portfolios' principal investment strategies, as well as certain risks of investing in the Portfolios.

   Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. The "Glossary of Investment Terms" includes descriptions of investment terms used throughout this Prospectus.

FREQUENTLY ASKED QUESTIONS ABOUT PRINCIPAL INVESTMENT STRATEGIES

   The following questions and answers are designed to help you better understand the Portfolios' principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED FOR THE PORTFOLIOS?

   Unless its investment objective or policies prescribe otherwise, each of the Portfolios may invest substantially all of its assets in common stocks if the portfolio managers believe that common stocks will appreciate in value. The portfolio managers generally take a "bottom up" approach to selecting companies. This means that they seek to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio managers make this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. The Portfolios may sell a holding if, among other things, the security reaches the portfolio managers' price target, if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks, or if the portfolio managers find a better investment opportunity. The Portfolios may also sell a holding to meet redemptions.

   BALANCED PORTFOLIO may emphasize some degree of income. In the case of Balanced Portfolio, the portfolio managers may consider dividend-paying characteristics to a greater degree in selecting common stocks. Realization of income is not a significant consideration when choosing investments for the other Portfolios. Income realized on the Portfolios' investments may be incidental to their objectives.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

   Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation,

                                   Principal investment strategies and risks  15
   government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions, or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolios may invest and the Portfolios may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

   Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. The Portfolios do not emphasize investments in companies of any particular size.

4. HOW ARE ASSETS ALLOCATED BETWEEN THE GROWTH AND INCOME COMPONENTS OF BALANCED PORTFOLIO'S HOLDINGS?

   Balanced Portfolio shifts assets between the growth and income components of its portfolio holdings based on the portfolio managers' analyses of relevant market, financial, and economic conditions. If the portfolio managers believe that growth securities will provide better returns than the yields then available or expected on income-producing securities, Balanced Portfolio will place a greater emphasis on the growth component. Balanced Portfolio's growth component will normally be 50-60% of its net assets. In addition, the Portfolio's income component may consist of dividend-paying stocks which exhibit growth characteristics.

5. WHAT TYPES OF SECURITIES MAKE UP THE GROWTH COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The growth component of Balanced Portfolio's holdings is expected to consist primarily of common stocks, but may also include preferred stocks, convertible securities, or other securities selected primarily for their growth potential.

6. WHAT TYPES OF SECURITIES MAKE UP THE INCOME COMPONENT OF BALANCED PORTFOLIO'S HOLDINGS?

   The income component of Balanced Portfolio's holdings will consist primarily of fixed-income securities.

7. HOW COULD INTEREST RATES AFFECT THE VALUE OF MY BALANCED PORTFOLIO
   INVESTMENT?

   Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term securities are generally more sensitive to interest rate changes than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks. High-yield bond prices are generally less directly responsive to interest rate changes than investment grade issues and may not always follow this pattern. The income component of Balanced Portfolio's holdings includes fixed-income securities.

8. WHAT IS GLOBAL TECHNOLOGY PORTFOLIO'S INDUSTRY POLICY?

   Global Technology Portfolio will not concentrate its investments in any particular industry or group of related industries. As a result, the portfolio managers may have more flexibility to find companies that they believe will benefit from advances or improvements in technology in a number of industries. Nevertheless, the Portfolio may hold a significant portion of its assets in industries such as: aerospace/defense; biotechnology; computers; office/business equipment; semiconductors; software; telecommunications; and telecommunications equipment.

9. WHAT IS A HIGH-YIELD/HIGH-RISK BOND?

   A high-yield/high-risk bond (also called a "junk" bond) is a bond rated below investment grade by major rating agencies (i.e., BB+ or lower by Standard & Poor's Ratings Service ("Standard & Poor's") and Fitch, Inc. ("Fitch"), or Ba or lower by Moody's Investors Service, Inc. ("Moody's")) or is an unrated bond of similar quality. It presents greater risk of default (the failure to make timely interest and principal payments) than higher quality bonds.

10. WHAT ARE U.S. GOVERNMENT SECURITIES?

   Certain Portfolios may invest in U.S. Government securities. U.S. Government securities include those issued directly by the U.S. Treasury and those issued or guaranteed by various U.S. Government agencies and instrumentalities. Some government securities are backed by the "full faith and credit" of the United States. Other government securities are

 16  Janus Aspen Series
   backed only by the rights of the issuer to borrow from the U.S. Treasury. Others are supported by the discretionary authority of the U.S. Government to purchase the obligations. Certain other government securities are supported only by the credit of the issuer. For securities not backed by the full faith and credit of the United States, a Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. Although they are high-quality, such securities may involve increased risk of loss of principal and interest compared to government debt securities that are backed by the full faith and credit of the United States.

RISKS

   Because the Portfolios may invest substantially all of their assets in common stocks, the main risk is the risk that the value of the stocks they hold might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a Portfolio's share price may also decrease. A Portfolio's performance may also be significantly affected, positively or negatively, by certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings ("IPOs"), or companies with relatively small market capitalizations. IPOs and other types of investments may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow. Global Technology Portfolio's performance may also be affected by industry risk to a greater extent than the other Portfolios.

   Janus Capital manages many funds and numerous other accounts. Management of multiple accounts may involve conflicts of interest among those accounts, and may create potential risks, such as the risk that investment activity in one account may adversely affect another account. For example, short sale activity in an account could adversely affect the market value of long positions in one or more other accounts (and vice versa). Additionally, Janus Capital is the adviser to the funds and Janus Smart Portfolios, a series of "funds of funds," which invest in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus Smart Portfolios and the funds, it is subject to certain potential conflicts of interest when allocating the assets of the Janus Smart Portfolios among such funds. A further discussion of potential conflicts of interest and a discussion of certain procedures intended to mitigate such potential conflicts is contained in the funds' Statement of Additional Information.

FREQUENTLY ASKED QUESTIONS ABOUT CERTAIN RISKS

   The following questions and answers are designed to help you better understand some of the risks of investing in the Portfolios.

1. CERTAIN PORTFOLIOS MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

   Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW DOES THE NONDIVERSIFIED CLASSIFICATION OF FORTY PORTFOLIO AFFECT ITS RISK PROFILE?

   Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A portfolio that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a portfolio that is classified as "diversified." This gives a portfolio which is classified as nondiversified more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. However, because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a portfolio which is classified as

                                   Principal investment strategies and risks  17
   nondiversified, its share price can be expected to fluctuate more than a comparable portfolio which is classified as diversified. This fluctuation, if significant, may affect the performance of the Portfolio. Since the Portfolio normally invests primarily in a core portfolio of 20-40 common stocks, this risk may be increased.

3. HOW COULD THE PORTFOLIOS' INVESTMENTS IN FOREIGN SECURITIES AFFECT THEIR PERFORMANCE?

   Unless otherwise limited by its specific investment policies, each Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

   - CURRENCY RISK. As long as a Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Portfolio sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk due to the overall impact of exposure to the issuer's local currency.

   - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Portfolio's assets from that country.

   - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

   - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Portfolio's ability to buy and sell emerging market securities in a timely manner, affecting the Portfolio's investment strategies and potentially affecting the value of the Portfolio.

   - TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN SECURITIES OF COMPANIES FROM EMERGING MARKET COUNTRIES?

   Within the parameters of their specific investment policies, the Portfolios, particularly International Growth Portfolio and Global Technology Portfolio, may invest an unlimited amount of their assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the MSCI Emerging Markets Index(SM). To the extent that a Portfolio invests a significant amount of its assets in one or more countries, returns and NAV may be affected to a large degree by events and economic conditions in such countries. A summary of each Portfolio's investments by country is contained in the Portfolios' shareholder reports and in the Portfolios' Form N-Q reports, which are filed with the SEC.

   In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. The securities markets of many of the countries in which the Portfolios may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Portfolios to obtain or to enforce a judgment against the issuers of such securities. The Portfolios

 18  Janus Aspen Series
   may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets.

5. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

   High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's, Fitch, and Moody's or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes, or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

   The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. When secondary markets for high-yield securities are less liquid than the market for investment grade securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

   Please refer to the "Explanation of Rating Categories" section of the Statement of Additional Information for a description of bond rating categories.

6. WHAT IS MEANT BY "CREDIT QUALITY" AND WHAT ARE THE RISKS ASSOCIATED WITH IT?

   Credit quality measures the likelihood that the issuer will meet its obligations on a bond. One of the fundamental risks is credit risk, which is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk. Municipal obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Corporate debt securities, particularly those rated below investment grade, present the highest credit risk.

7. HOW DO THE PORTFOLIOS TRY TO REDUCE RISK?

   The Portfolios may use futures, options, swap agreements, and other derivative instruments individually or in combination to "hedge" or protect their portfolios from adverse movements in securities prices and interest rates. The Portfolios may also use a variety of currency hedging techniques, including the use of forward currency contracts, to manage currency risk. There is no guarantee that derivative investments will benefit the Portfolios. A Portfolio's performance could be worse than if the Portfolio had not used such instruments.

8. WHAT IS "INDUSTRY RISK"?

   Industry risk is the possibility that a group of related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. Each Portfolio's investments, if any, in multiple companies in a particular industry increase that Portfolio's exposure to industry risk. In technology-related industries, competitive pressures may have a significant effect on the performance of companies in which a Portfolio may invest. In addition, technology and technology-related companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing, which may increase their volatility.

GENERAL PORTFOLIO POLICIES

   Unless otherwise stated, the following general policies apply to each Portfolio. Except for the Portfolios' policies with respect to investments in illiquid securities and borrowing, the percentage limitations included in these policies and elsewhere in this Prospectus normally apply only at the time of purchase of a security. So, for example, if a Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

                                   Principal investment strategies and risks  19

   CASH POSITION
   The Portfolios may not always stay fully invested in stocks or bonds. For example, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, a Portfolio's cash or similar investments may increase. In other words, cash or similar investments generally are a residual - they represent the assets that remain after a Portfolio has committed available assets to desirable investment opportunities. Partly because the portfolio managers act independently of each other, the cash positions of the Portfolios may vary significantly. When a Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

   In addition, a Portfolio may temporarily increase its cash position under certain unusual circumstances, such as to protect its assets or maintain liquidity in certain circumstances, for example, to meet unusually large redemptions. A Portfolio's cash position may also increase temporarily due to unusually large cash inflows. Under unusual circumstances such as these, a Portfolio may invest up to 100% of its assets in cash or similar investments. In this case, the Portfolio may not achieve its investment objective.

   OTHER TYPES OF INVESTMENTS
   Unless otherwise stated within its specific investment policies, each Portfolio may also invest in other types of domestic and foreign securities and use other investment strategies, as described in the "Glossary of Investment Terms." These securities and strategies are not principal investment strategies of the Portfolios. If successful, they may benefit the Portfolios by earning a return on the Portfolios' assets or reducing risk; however, they may not achieve the Portfolios' objectives. These securities and strategies may include:

   - debt securities

   - indexed/structured securities

   - high-yield/high-risk bonds (35% or less of each Portfolios' assets)

   - options, futures, forwards, swap agreements, participatory notes, exchange-traded funds, and other types of derivatives individually or in combination for hedging purposes or for nonhedging purposes such as seeking to enhance return; such techniques may also be used to gain exposure to the market pending investment of cash balances or to meet liquidity needs

   - short sales "against the box" and "naked" (uncovered) short sales (no more than 10% of a Portfolio's assets may be invested in naked short sales)

   - securities purchased on a when-issued, delayed delivery, or forward commitment basis

   - bank loans, which may be acquired through loan participations and assignments (for Balanced Portfolio only, no more than 20% of the Portfolio's total assets)

   ILLIQUID INVESTMENTS
   Each Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolios' Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

   FOREIGN SECURITIES
   Unless otherwise stated within its specific investment policies, each Portfolio may invest without limit in foreign equity and debt securities. The Portfolios may invest directly in foreign securities denominated in a foreign currency and not

 20  Janus Aspen Series
   publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

   SPECIAL SITUATIONS
   Certain Portfolios may invest in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. For example, a special situation or turnaround may arise when, in the opinion of the portfolio managers, the securities of a particular issuer will be recognized by the market and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. For example, issuers undergoing significant capital changes may include companies involved in spin-offs, sales of divisions, mergers or acquisitions, companies emerging from bankruptcy, or companies initiating large changes in their debt to equity ratio. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. A Portfolio's performance could suffer from its investments in "special situations."

   SECURITIES LENDING
   The Portfolios may seek to earn additional income through securities lending. Certain Portfolios may lend their portfolio securities to parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is a risk of delay in recovering a loaned security and/or a risk of loss in collateral rights if the borrower fails financially.

   PORTFOLIO TURNOVER
   In general, the Portfolios intend to purchase securities for long-term investment, although, to a limited extent, each Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. A Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of a Portfolio, the nature of a Portfolio's investments, and the investment style of the portfolio managers. Changes are made in a Portfolio's holdings whenever the portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

   Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance. The "Financial Highlights" section of this Prospectus shows the Portfolios' historical turnover rates.

                                   Principal investment strategies and risks  21

MANAGEMENT OF THE PORTFOLIOS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

   Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805, is the investment adviser to each of the Portfolios. Janus Capital is responsible for the day-to-day management of the Portfolios' investment portfolios and furnishes continuous advice and recommendations concerning the Portfolios' investments. Janus Capital also provides certain administrative and other services, and is responsible for the other business affairs of the Portfolios.

   Janus Capital (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds, and provides separate account advisory services for institutional accounts.

   Janus Capital furnishes certain administrative, compliance, and accounting services for the Portfolios, and may be reimbursed by the Portfolios for its costs in providing those services. In addition, employees of Janus Capital and/or its affiliates serve as officers of the Trust and Janus Capital provides office space for the Portfolios and pays the salaries, fees, and expenses of all Portfolio officers and those Trustees who are considered interested persons of Janus Capital.

   From its own assets, Janus Capital or its affiliates may make payments based on current assets to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition or retention of accounts for the Portfolios or that performed services with respect to contract owners and plan participants. The amount of these payments is determined from time to time by Janus Capital, may be substantial, and may differ among such intermediaries. Eligibility requirements for such payments to institutional intermediaries are determined by Janus Capital and/or its affiliates.

   Janus Capital or its affiliates may pay fees, from their own assets, to selected insurance companies, qualified plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services (including payments for processing transactions via National Securities Clearing Corporation ("NSCC") or other means) in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of or other services.

   In addition, Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs for such intermediaries to raise awareness of the Portfolios.

   Participating insurance companies that purchase the Portfolios' Shares may perform certain administrative services relating to the Portfolios and Janus Capital or the Portfolios may pay those companies for such services.

   The receipt of (or prospect of receiving) payments described above are not intended to, but may provide a financial intermediary and its salespersons with an incentive to favor sales of Janus funds' shares over sales of other mutual funds (or non-mutual fund investments), or to favor sales of one class of Janus funds' shares over sales of another Janus funds' share class, with respect to which the financial intermediary does not receive such payments or receives them in a lower amount. These payment arrangements will not, however, change the price a contract owner or plan participant pays for shares or the amount that a Janus fund receives to invest on behalf of the contract owner or plan participant. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell Shares of the Portfolios. Please contact your insurance company or plan sponsor for details on such arrangements.

 22  Janus Aspen Series

MANAGEMENT EXPENSES

   Each Portfolio pays Janus Capital an investment advisory fee which is calculated daily and paid monthly. Each Portfolio's advisory agreement details the investment advisory fee and other expenses that the Portfolios must pay.

   Each Portfolio incurs expenses not assumed by Janus Capital, including the distribution and shareholder servicing fees, any transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and Independent Trustees' fees and expenses. The following table reflects the contractual investment advisory fee rate (expressed as an annual rate) for each Portfolio, as well as the actual investment advisory fee rate paid by each Portfolio to Janus Capital (net of fee waivers, if applicable) based on each Portfolio's average net assets.

                                                                                            Actual Investment
                                                                         Contractual         Advisory Fee (%)
                                                    Average Daily         Investment       (for the fiscal year
                                                      Net Assets       Advisory Fee (%)     ended December 31,
    Portfolio Name                                   of Portfolio       (annual rate)             2006)
    GROWTH & CORE
      Forty Portfolio                              All Asset Levels          0.64                   0.64
      Balanced Portfolio                           All Asset Levels          0.55                   0.55
    INTERNATIONAL & GLOBAL
      International Growth Portfolio               All Asset Levels          0.64                   0.64
    SPECIALTY EQUITY
      Global Technology Portfolio                  All Asset Levels          0.64(1)                0.64

   (1) Janus Capital has agreed to limit the Portfolio's total operating expenses (excluding the distribution and shareholder servicing fee, brokerage commissions, interest, taxes, and extraordinary expenses) to a certain level until at least May 1, 2008. Application of the expense waiver and its effect on annual fund operating expenses is reflected, when applicable, in the Annual Fund Operating Expenses table in the "Fees and Expenses" section of this Prospectus, and additional information is included in the Statement of Additional Information. The waiver is not reflected in the fee rate shown.

   A discussion regarding the basis for the Board of Trustees' approval of the Portfolios' investment advisory agreements is included in the Portfolios' annual and semiannual reports to shareholders. You can request the Portfolios' annual or semiannual reports (as they become available), free of charge, by contacting your plan sponsor, broker-dealer, or financial institution, or by contacting a Janus representative at 1-800-525-0020. The reports are also available, free of charge, on www.janus.com/info.

                                                Management of the Portfolios  23

INVESTMENT PERSONNEL

   Unless otherwise noted, the Portfolio Manager has primary responsibility for the day-to-day management of the Portfolio described.

PORTFOLIO MANAGERS

BRENT A. LYNN, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of International
     Growth Portfolio, which he has managed or co-managed since January 2001. Mr. Lynn is also Portfolio Manager of other Janus accounts. He joined
     Janus Capital in 1991 as a research analyst. Mr. Lynn holds a Bachelor of Arts degree in Economics and a Master's degree in Economics and Industrial Engineering from Stanford University. Mr. Lynn holds the Chartered Financial Analyst designation.

MARC PINTO, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Balanced
     Portfolio, which he has co-managed since May 2005. Mr. Pinto is also Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994 as an analyst. He holds a Bachelor's degree in History from Yale University and a Master's degree in Business Administration from Harvard University. Mr. Pinto and Gibson Smith are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Pinto focuses on the equity portion of the Portfolio. He holds the Chartered Financial Analyst designation.

SCOTT W. SCHOELZEL
--------------------------------------------------------------------------------
     is Executive Vice President and Portfolio Manager of Forty Portfolio, which he has managed since its inception. Mr. Schoelzel is also
     Portfolio Manager of other Janus accounts. He joined Janus Capital in
     1994. Mr. Schoelzel holds a Bachelor of Arts degree in Business from Colorado College.

J. BRADLEY SLINGERLEND, CFA
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Global
     Technology Portfolio, which he has co-managed since February 2006. In addition, Mr. Slingerlend performs duties as an equity research analyst, focusing primarily on technology companies. He is also Portfolio Manager of other Janus accounts. Mr. Slingerlend joined Janus Capital in 2000 as a research analyst. He holds a Bachelor's degree in Economics and Astrophysics from Williams College. Mr. Slingerlend and Burton H. Wilson are jointly and primarily responsible for the day-to-day management of Global Technology Portfolio, with no limitations on the authority of one co-portfolio manager in relation to the other. Mr. Slingerlend holds the Chartered Financial Analyst designation.

GIBSON SMITH
--------------------------------------------------------------------------------
     is Co-Chief Investment Officer of Janus Capital. He is Executive Vice President and Co-Portfolio Manager of Balanced Portfolio, which he has co-managed since May 2005. Mr. Smith is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 2001 as a fixed-income analyst. He holds a Bachelor's degree in Economics from the University of Colorado. Mr. Smith and Marc Pinto are jointly and primarily responsible for the day-to-day management of Balanced Portfolio, with no limitation on the authority of one co-portfolio manager in relation to the other. Mr. Smith focuses on the fixed-income portion of the Portfolio.

 24  Janus Aspen Series

BURTON H. WILSON
--------------------------------------------------------------------------------
     is Executive Vice President and Co-Portfolio Manager of Global
     Technology Portfolio, which he has co-managed since February 2006. In addition, Mr. Wilson performs duties as an equity research analyst, focusing primarily on technology companies. He is also Portfolio Manager of other Janus accounts. Mr. Wilson joined Janus Capital in 2005 as a research analyst. Prior to joining Janus Capital, he was a research analyst at Lincoln Equity Management from 2000 to 2004. Mr. Wilson holds a Bachelor of Arts degree in Mathematics from the University of Virginia, a Law degree from the University of Virginia School of Law, and a Master's degree in Business Administration from the University of California at Berkeley's Haas School of Business. Mr. Wilson and J.
     Bradley Slingerlend are jointly and primarily responsible for the day-to-day management of Global Technology Portfolio, with no limitations on the authority of one co-portfolio manager in relation to the other.

   Information about the compensation structure, other accounts managed, and the range of ownership of securities for the portfolio managers is included in the SAI.

                                                Management of the Portfolios  25

OTHER INFORMATION
--------------------------------------------------------------------------------

   CLASSES OF SHARES

   Each Portfolio currently offers two or three classes of shares, one of which, the Service Shares, is offered pursuant to this Prospectus. The Shares offered by this Prospectus are available only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants. Institutional Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans. Service II Shares of each Portfolio offering such Shares are offered only in connection with investment in and payments under variable insurance contracts, as well as certain qualified retirement plans that require a fee from Portfolio assets to procure distribution and administrative services to contract owners and plan participants and include a redemption fee. The redemption fee may be imposed on interests in separate accounts or plans held 60 days or less. Because the expenses of each class may differ, the performance of each class is expected to differ. If you would like additional information about the Institutional Shares or Service II Shares, please call 1-800-525-0020.

   CLOSED FUND POLICIES

   The Portfolios may discontinue sales of their shares to new investors if Janus Capital and the Trustees believe that continued sales may adversely affect a Portfolio's ability to achieve its investment objective. If sales of a Portfolio are discontinued to new investors, it is expected that existing shareholders invested in that Portfolio would be permitted to continue to purchase shares through their existing Portfolio accounts and to reinvest any dividends or capital gains distributions in such accounts, absent highly unusual circumstances. In addition, it is expected that existing or new participants in employer-sponsored retirement plans, including employees of Janus Capital Group Inc. ("JCGI") and any of its subsidiaries covered under the JCGI retirement plan, which currently offer one or more portfolios as an investment option would be able to direct contributions to that portfolio through their plan, regardless of whether they invested in such portfolio prior to its closing.

   In the case of certain mergers or reorganizations, retirement plans would be able to add a closed portfolio as an investment option and, for certain Portfolios, sponsors of certain wrap programs with existing accounts in the Portfolio would be able to continue to invest in the Portfolio on behalf of new customers. Such mergers, reorganizations, acquisitions, or other business combinations are those in which one or more companies involved in such transaction currently offers the Portfolio as an investment option, and any company that as a result of such transaction becomes affiliated with the company currently offering the Portfolio (as a parent company, subsidiary, sister company, or otherwise). Such companies may request to add the Portfolio as an investment option under its retirement plan. New accounts may also be permitted in a closed portfolio for certain plans and programs offered in connection with employer-sponsored retirement plans where the retirement plan has an existing account in the closed portfolio. Requests will be reviewed by management on an individual basis, taking into consideration whether the addition of the Portfolio may negatively impact existing Portfolio shareholders.

   Janus Capital encourages its employees to own shares of the Janus funds. Accordingly, upon prior approval, employees of Janus Capital and its affiliates may open new accounts in a closed fund. Trustees of the Portfolios may also open new accounts in a closed fund. Additional information regarding general policies and exceptions can be found in the closed funds' prospectuses.

   PENDING LEGAL MATTERS

   In the fall of 2003, the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), the Colorado Attorney General ("COAG"), and the Colorado Division of Securities ("CDS") announced that they were investigating alleged frequent trading practices in the mutual fund industry. On August 18, 2004, Janus Capital announced that it had reached final settlements with the SEC, the NYAG, the COAG, and the CDS related to such regulators' investigations into Janus Capital's frequent trading arrangements.

 26  Janus Aspen Series

   A number of civil lawsuits were brought against Janus Capital and certain of its affiliates, the Janus funds, and related entities and individuals based on allegations similar to those announced by the above regulators and were filed in several state and federal jurisdictions. Such lawsuits alleged a variety of theories for recovery including, but not limited to, the federal securities laws, other federal statutes (including ERISA), and various common law doctrines. The Judicial Panel on Multidistrict Litigation transferred these actions to the U.S. District Court for the District of Maryland (the "Court") for coordinated proceedings. On September 29, 2004, five consolidated amended complaints were filed with the Court that generally include: (i) claims by a putative class of investors in certain Janus funds asserting claims on behalf of the investor class (Marini, et al. v. Janus Investment Fund, et al., U.S. District Court, District of Maryland, Case No. 04-CV-00497); (ii) derivative claims by investors in certain Janus funds ostensibly on behalf of such funds (Steinberg et al. v. Janus Capital Management, LLC et al., U.S. District Court, District of Maryland, Case No. 04-CV-00518); (iii) claims on behalf of participants in the Janus 401(k) plan (Wangberger v. Janus Capital Group Inc., 401(k) Advisory Committee, et al., U.S. District Court, District of Maryland, Case No. JFM-05-2711); (iv) claims brought on behalf of shareholders of Janus Capital Group, Inc. ("JCGI") on a derivative basis against the Board of Directors of JCGI (Chasen v. Whiston, et al., U.S. District Court, District of Maryland, Case No. 04-MD-00855); and
   (v) claims by a putative class of shareholders of JCGI asserting claims on behalf of the shareholders (Wiggins, et al. v. Janus Capital Group Inc., et al., U.S. District Court, District of Maryland, Case No. 04-CV-00818). Each of the five complaints initially named JCGI and/or Janus Capital as a defendant. In addition, the following were also named as defendants in one or more of the actions: Janus Investment Fund ("JIF"), Janus Aspen Series ("JAS"), Janus Adviser Series ("JAD"), Janus Distributors LLC, Enhanced Investment Technologies, LLC ("INTECH"), Bay Isle Financial LLC ("Bay Isle"), Perkins, Wolf, McDonnell and Company, LLC ("Perkins"), the Advisory Committee of the Janus 401(k) plan, and the current or former directors of JCGI.

   On August 25, 2005, the Court entered orders dismissing most of the claims asserted against Janus Capital and its affiliates by fund investors in the Marini and Steinberger actions described above except certain claims under
   Section 10(b) of the Securities Exchange Act of 1934 and under Section 36(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). On August 15, 2006, the Wangberger complaint in the 401(k) plan class action described above was dismissed by the district court with prejudice; the plaintiff appealed that dismissal decision to the United States Court of Appeals for the Fourth Circuit. That appeal is still pending. The Court also dismissed the Chasen action described above against JCGI's Board of Directors without leave to amend. Finally, a Motion to Dismiss the Wiggins action brought by JCGI shareholders is fully briefed and pending before the district court.

   In addition to the lawsuits described above, the Auditor of the State of West Virginia ("Auditor"), in his capacity as securities commissioner, has initiated administrative proceedings against many of the defendants in the market timing cases (including JCGI and Janus Capital) and, as a part of its relief, is seeking disgorgement and other monetary relief based on similar market timing allegations (In the Matter of Janus Capital Group Inc. et al., Before the Securities Commissioner, State of West Virginia, Summary Order No. 05-1320). The respondents in these proceedings collectively sought a Writ of Prohibition in state court, which was denied. Their subsequent Petition for Appeal was also denied. Consequently, in September 2006, JCGI and Janus Capital filed their answer to the Auditor's summary order instituting proceedings and requested a hearing. JCGI and Janus Capital, as well as other similarly situated defendants, continue to challenge the statutory authority of the Auditor to bring such an action. No further proceedings are currently scheduled.

   In addition to the "market timing" actions described above, Janus Capital is a defendant in a consolidated lawsuit in the U.S. District Court for the District of Colorado challenging the investment advisory fees charged by Janus Capital to certain Janus funds (Walter Sins, et al. v. Janus Capital Management LLC, U.S. District Court, District of Colorado, Case No. 04-CV-01647-WDM-MEH; Michael Fleisher, et al. v. Janus Capital Management, LLC, 04-CV-02395-MSK-CBS). The action was filed in 2004 by fund investors asserting breach of fiduciary duty under Section 36(b) of the 1940 Act. The plaintiffs seek declaratory and injunctive relief and an unspecified amount of damages. The trial is scheduled to commence on May 21, 2007.

                                                           Other information  27

   In 2001, Janus Capital's predecessor was also named as a defendant in a class action suit in the U.S. District Court for the Southern District of New York, alleging that certain underwriting firms and institutional investors violated antitrust laws in connection with initial public offerings (Pfeiffer v. Credit Suisse First Boston aka In re Initial Public Offering Antitrust Litigation, U.S. District Court, Southern District of New York, Case No. 01-CV-2014). The U.S. District Court dismissed the plaintiff's antitrust claims in November 2003; however, the U.S. Court of Appeals vacated that decision and remanded it for further proceedings. In March 2006, the defendants, including Janus Capital, filed a Petition for a Writ of Certiorari with the U.S. Supreme Court to review the decision of the U.S. Court of Appeals. In June 2006, the U.S. Supreme Court invited the U.S. Solicitor General to file a brief expressing the view of the United States and, in November 2006, the Solicitor General filed a brief expressing its view on the matter. The U.S. Supreme Court has granted the Petition for a Writ of Certiorari and heard argument on the matter on March 27, 2007. The parties are now awaiting a decision on the matter from the U.S. Supreme Court.

   Additional lawsuits may be filed against certain of the Janus funds, Janus Capital, and related parties in the future. Janus Capital does not currently believe that these pending actions will materially affect its ability to continue providing services it has agreed to provide to the Janus funds.

   CONFLICTS OF INTEREST

   The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolios do not currently anticipate any disadvantages to policy owners because each Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in an effort to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict is identified, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in one or more Portfolios or substitute Shares of another Portfolio. If this occurs, a Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Portfolios may refuse to sell their Shares to any separate account or qualified plan or may suspend or terminate the offering of a Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of that Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolios could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolios. Janus Capital intends to monitor such qualified plans and the Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolios to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

   DISTRIBUTION OF THE PORTFOLIOS

   The Portfolios are distributed by Janus Distributors LLC ("Janus Distributors"), which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

 28  Janus Aspen Series

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

   To avoid taxation of the Portfolios, the Internal Revenue Code requires each Portfolio to distribute all or substantially all of its net investment income and any net capital gains realized on its investments at least annually. A Portfolio's income from certain dividends, interest, and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions, regardless of how long you have held shares of the Portfolio. Distributions are made at the class level, so they may vary from class to class within a single Portfolio.

   DISTRIBUTION SCHEDULE

   Dividends for the Portfolios are normally declared and distributed in June and December. Capital gains distributions are normally declared and distributed in June. However, in certain situations it may be necessary for a Portfolio to declare and distribute capital gains distributions in December. If necessary, dividends and net capital gains may be distributed at other times as well.

   HOW DISTRIBUTIONS AFFECT A PORTFOLIO'S NAV

   Distributions are paid to shareholders as of the record date of a distribution of a Portfolio, regardless of how long the shares have been held. Undistributed dividends and net capital gains are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, a Portfolio declared a dividend in the amount of $0.25 per share. If the Portfolio's share price was $10.00 on December 30, the Portfolio's share price on December 31 would be $9.75, barring market fluctuations.

TAXES

   TAXES ON DISTRIBUTIONS

   Because Shares of the Portfolios may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by a Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax may be imposed. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

   TAXATION OF THE PORTFOLIOS

   Dividends, interest, and some capital gains received by the Portfolios on foreign securities may be subject to foreign tax withholding or other foreign taxes. If a Portfolio is eligible, it may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolios.

   The Portfolios do not expect to pay any federal income or excise taxes because they intend to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of each Portfolio are sold in connection with variable insurance contracts, each Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

                                                     Distributions and taxes  29

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

   Investors may not purchase or redeem Shares of the Portfolios directly. Shares may be purchased or redeemed only through variable insurance contracts offered by the separate accounts of participating insurance companies or through qualified retirement plans. Certain Portfolios may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolios. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT SPECIFIC PORTFOLIOS AS INVESTMENT OPTIONS FOR A CONTRACT OR A QUALIFIED PLAN.

   With certain limited exceptions, the Portfolios are available only to U.S. citizens or residents.

PRICING OF PORTFOLIO SHARES

   The per share NAV for each class is computed by dividing the total value of assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class. A Portfolio's NAV is calculated as of the close of the regular trading session of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) each day that the NYSE is open ("business day"). However, the NAV may be calculated earlier if trading on the NYSE is restricted, or as permitted by the SEC. Because foreign securities markets may operate on days that are not business days in the United States, the value of a Portfolio's holdings may change on days when you will not be able to purchase or redeem a Portfolio's shares to the extent that Portfolio is invested in such markets.

   All purchases and sales will be duly processed at the NAV next calculated after your request is received in good order by a Portfolio or its agent. In order to receive a day's price, your order must be received in good order by a Portfolio (or insurance company or plan sponsor) or its agent by the close of the regular trading session of the NYSE.

   Securities held by the Portfolios are generally valued at market value. Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates market value. If a market quotation is not readily available or is deemed unreliable, or if an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, the fair value of a security (except for short-term instruments maturing within 60 days or less) will be determined in good faith under policies and procedures established by and under the supervision of the Portfolios' Board of Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer-specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of nonvalued securities and restricted or nonpublic securities. The Portfolios may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and of the NYSE. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with, among other things, thinly-traded domestic securities or fixed-income securities.

   Due to the subjective nature of fair value pricing, a Portfolio's value for a particular security may be different from the last quoted market price. Fair value pricing may reduce arbitrage activity involving the frequent buying and selling of mutual fund shares by investors seeking to take advantage of a perceived lag between a change in the value of a Portfolio's portfolio securities and the reflection of such change in the Portfolio's NAV, as further described in the "Excessive Trading" section of this Prospectus. While funds that invest in foreign securities may be at a greater risk for arbitrage activity, such activity may also arise in mutual funds which do not invest in foreign securities, for example, when trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security is different from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. The Portfolios' fair value pricing and excessive trading policies and

 30  Janus Aspen Series
   procedures may not completely eliminate short-term trading in certain omnibus accounts and other accounts traded through intermediaries.

   The value of the securities of other open-end funds held by a Portfolio, if any, will be calculated using the NAV of such underlying funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

DISTRIBUTION FEE

   DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

   Under a distribution and shareholder servicing plan (the "Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors, the Trust's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of a Portfolio. Under the terms of the Plan, the Trust is authorized to make payments to Janus Distributors for remittance to insurance companies and qualified plan service providers as compensation for distribution and services performed by such entities. Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASES

   Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of each Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolios' behalf. As discussed under "Investment Adviser," Janus Capital and its affiliates may make payments to selected insurance companies, qualified plan service providers, or other financial intermediaries that were instrumental in the acquisition of the accounts in the Portfolios or that provide services in connection with investments in the Portfolios. You may wish to consider such arrangements when evaluating any recommendation of the Portfolios.

   Each Portfolio reserves the right to reject any purchase order, including exchange purchases, for any reason. The Portfolios are not intended for excessive trading. For more information about the Portfolios' policy on excessive trading, refer to "Excessive Trading."

   The Portfolios may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

REDEMPTIONS

   Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

   Shares of any Portfolio may be redeemed on any business day on which the Portfolio's NAV is calculated. Redemptions are duly processed at the NAV next calculated after your redemption order is received in good order by a Portfolio or its agent. Redemption proceeds will normally be sent the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

   REDEMPTIONS IN-KIND

   Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, each Portfolio is required to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Portfolio during any 90-day period for any one
                                                         Shareholder's guide  31
   shareholder. Should redemptions by any shareholder exceed such limitation, a Portfolio will have the option of redeeming the excess in cash or in-kind. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash.

EXCESSIVE TRADING

   EXCESSIVE TRADING POLICIES AND PROCEDURES

   The Board of Trustees has adopted policies and procedures with respect to short-term and excessive trading of Portfolio shares ("excessive trading"). The Portfolios are intended for long-term investment purposes only and the Portfolios will take reasonable steps to attempt to detect and deter excessive trading. Transactions placed in violation of the Portfolios' excessive trading policies may be cancelled or revoked by the Portfolio by the next business day following receipt by the Portfolio. The trading history of accounts determined to be under common ownership or control within any of the Janus funds may be considered in enforcing these policies and procedures. As described below, however, the Portfolios may not be able to identify all instances of excessive trading or completely eliminate the possibility of excessive trading. In particular, it may be difficult to identify excessive trading in certain omnibus accounts and other accounts traded through intermediaries (such as insurance companies or plan sponsors). By their nature, omnibus accounts, in which purchases and redemptions of the Portfolios' shares by multiple investors are aggregated by the intermediary and presented to the Portfolios on a net basis, may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents.

   The Portfolios attempt to deter excessive trading through at least the following methods:

   - fair valuation of securities as described under "Pricing of Portfolio Shares;" and

   - redemption fees as described under "Redemption Fee" (where applicable on certain classes of certain Portfolios).

   The Portfolios monitor Portfolio share transactions, subject to the limitations described below. Generally, a purchase of a Portfolio's shares followed by the redemption of the Portfolio's shares within a 90-day period may result in enforcement of a Portfolio's excessive trading policies and procedures with respect to future purchase orders, provided that the Portfolios reserve the right to reject any purchase request as explained above.

   If the Portfolios detect excessive trading, the Portfolios may suspend or permanently terminate the exchange privilege (if permitted by your insurance company or plan sponsor) of the account and may bar future purchases into the Portfolio and any of the other Janus funds by such investor. The Portfolios' excessive trading policies generally do not apply to a money market portfolio, although money market portfolios at all times reserve the right to reject any purchase request (including exchange purchases, if permitted by your insurance company or plan sponsor) for any reason without prior notice.

   The Portfolios' Board of Trustees may approve from time to time a redemption fee to be imposed by any Janus fund, subject to 60 days' notice to shareholders of that fund.

   Investors who place transactions through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of the Portfolios' excessive trading policies and procedures and may be rejected in whole or in part by a Portfolio. The Portfolios, however, cannot always identify or reasonably detect excessive trading that may be facilitated by insurance companies or plan sponsors or made difficult to identify through the use of omnibus accounts by those intermediaries that transmit purchase, exchange, and redemption orders to the Portfolios, and thus the Portfolios may have difficulty curtailing such activity. Transactions accepted by an insurance company or plan sponsor in violation of the Portfolios' excessive trading policies may be cancelled or revoked by a Portfolio by the next business day following receipt by that Portfolio.

   In an attempt to detect and deter excessive trading in omnibus accounts, the Portfolios or their agents may require intermediaries to impose restrictions on the trading activity of accounts traded through those intermediaries. Such

 32  Janus Aspen Series
   restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Portfolio shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Portfolios' ability to impose such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions, and cooperation of those intermediaries.

   Certain transactions in Portfolio shares, such as periodic rebalancing (no more frequently than quarterly) or those which are made pursuant to systematic purchase, exchange, or redemption programs generally do not raise excessive trading concerns and normally do not require application of the Portfolios' methods to detect and deter excessive trading.

   Each Portfolio also reserves the right to reject any purchase request (including exchange purchases) by any investor or group of investors for any reason without prior notice, including, in particular, if the trading activity in the account(s) is deemed to be disruptive to a Portfolio. For example, a Portfolio may refuse a purchase order if the portfolio managers believe they would be unable to invest the money effectively in accordance with the Portfolio's investment policies or the Portfolio would otherwise be adversely affected due to the size of the transaction, frequency of trading, or other factors.

   The Portfolios' policies and procedures regarding excessive trading may be modified at any time by the Portfolios' Board of Trustees.

   EXCESSIVE TRADING RISKS

   Excessive trading may present risks to a Portfolio's long-term shareholders. Excessive trading into and out of a Portfolio may disrupt portfolio investment strategies, may create taxable gains to remaining Portfolio shareholders, and may increase Portfolio expenses, all of which may negatively impact investment returns for all remaining shareholders, including long-term shareholders.

   Portfolios that invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by a portfolio based on events occurring after the close of a foreign market that may not be reflected in the portfolio's NAV (referred to as "price arbitrage"). Such arbitrage opportunities may also arise in portfolios which do not invest in foreign securities, for example, when trading in a security held by a portfolio is halted and does not resume prior to the time the portfolio calculates its NAV (referred to as "stale pricing"). Portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be subject to attempted use of arbitrage techniques. To the extent that a Portfolio's valuation of a security differs from the security's market value, short-term arbitrage traders may dilute the NAV of a Portfolio, which negatively impacts long-term shareholders. Although the Portfolios have adopted fair valuation policies and procedures intended to reduce the Portfolios' exposure to price arbitrage, stale pricing, and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Portfolio shares.

   Although the Portfolios take steps to detect and deter excessive trading pursuant to the policies and procedures described in this Prospectus and approved by the Board of Trustees, there is no assurance that these policies and procedures will be effective in limiting excessive trading in all circumstances. For example, the Portfolios may be unable to completely eliminate the possibility of excessive trading in certain omnibus accounts and other accounts traded through intermediaries. Omnibus accounts may effectively conceal the identity of individual investors and their transactions from the Portfolios and their agents. This makes the Portfolios' identification of excessive trading transactions in the Portfolios through an omnibus account difficult and makes the elimination of excessive trading in the account impractical without the assistance of the intermediary. Moreover, the contract between an insurance company and the owner of a variable insurance contract may govern the frequency with which the contract owner may cause the insurance company to purchase or redeem shares of a Portfolio. Although the Portfolios encourage

                                                         Shareholder's guide  33
   intermediaries to take necessary actions to detect and deter excessive trading, some intermediaries may be unable or unwilling to do so, and accordingly, the Portfolios cannot eliminate completely the possibility of excessive trading.

   Shareholders that invest through an omnibus account should be aware that they may be subject to the policies and procedures of their insurance company or plan sponsor with respect to excessive trading in the Portfolios.

AVAILABILITY OF PORTFOLIO HOLDINGS INFORMATION

   The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and the Portfolios, including all funds managed within the Janus fund complex, are designed to be in the best interests of the Portfolios and to protect the confidentiality of the Portfolios' portfolio holdings. The following describes those policies and procedures.

   The non-money market portfolios' holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available monthly, with a 30-day lag, on www.janus.com/info. They are posted to the website within approximately two business days after month-end. The money market portfolio's portfolio holdings are generally available monthly, with no lag, on www.janus.com/info. They are posted to the website within approximately six business days after month-end. All of the portfolios' holdings remain available at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. The portfolios' portfolio holdings can be found on www.janus.com/info under the Characteristics tab of each Portfolio.

   In addition, the portfolios' top portfolio holdings in order of position size and as a percentage of the total portfolio, are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. Most portfolios disclose their top ten portfolio holdings. However, certain portfolios disclose only their top five portfolio holdings. Security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation) for the non-money market portfolios are published monthly with a 30-day lag, and quarterly with a 15-day lag, on www.janus.com/info. The portfolios' top portfolio holdings, as well as the non-money market portfolios' security breakdowns, are posted to the website within approximately two business days after the end of the applicable period and remain available until the following period's information is posted.

   Specific portfolio level performance attribution information and statistics for all portfolios shall be available to any person monthly upon request, with a 30-day lag, following the posting of the portfolios' portfolio holdings on www.janus.com/info.

   Notwithstanding the foregoing, Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the portfolios. A summary of the portfolio holdings disclosure policies and procedures, which includes a discussion of any exceptions, is contained in the Portfolios' SAI.

   Complete schedules of the Portfolios' holdings as of the end of the Portfolios' first and third fiscal quarters are filed with the SEC within 60 days of the end of such quarters on Form N-Q. The Portfolios' Form N-Q: (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) is available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Complete schedules of the Portfolios' holdings as of the end of the Portfolios' second and fourth fiscal quarters are included in the Portfolios' annual and semiannual reports which are filed with the SEC within 60 days of the end of such quarters. The annual reports are filed on Form type N-CSR and the semiannual reports are filed on Form type N-CSRS. Shareholder reports containing such portfolio holdings are available to shareholders through their insurance company or plan sponsor and are also available at www.janus.com/info.

SHAREHOLDER COMMUNICATIONS

   Your insurance company or plan sponsor is responsible for providing annual and semiannual reports, including the financial statements of the Portfolios that you have authorized for investment. These reports show each Portfolio's

 34  Janus Aspen Series
   investments and the market value of such investments, as well as other information about each Portfolio and its operations. Please contact your insurance company or plan sponsor to obtain these reports. The Trust's fiscal year ends December 31.

                                                         Shareholder's guide  35

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The financial highlights tables are intended to help you understand the Service Shares financial performance through December 31 of the fiscal periods shown. Items "Net asset value, beginning of period" through "Net asset value, end of period" reflect financial results for a single Portfolio Share. The information shown for the fiscal periods ended December 31 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available upon request, and incorporated by reference into the SAI.

   The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Service Shares of the Portfolios (assuming reinvestment of all dividends and distributions) but do not include charges and expenses attributable to any insurance product. If these charges and expenses had been included, the performance for the periods shown would be lower.

FORTY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------
                                                             Years ended December 31
                                           2006          2005          2004          2003          2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $27.45        $24.39        $20.68        $17.24        $20.57
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.03            --(1)         --(1)       0.03          0.06
 Net gain/(loss) on securities
   (both realized and unrealized)            2.47          3.06          3.72          3.46        (3.33)
 Total from investment operations            2.50          3.06          3.72          3.49        (3.27)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                 (0.04)            --(1)     (0.01)        (0.05)        (0.06)
 Distributions (from capital gains)            --            --            --            --            --
 Total distributions                       (0.04)            --        (0.01)        (0.05)        (0.06)
 NET ASSET VALUE, END OF PERIOD            $29.91        $27.45        $24.39        $20.68        $17.24
 Total return                               9.12%        12.56%        17.97%        20.23%      (15.93)%
 Net assets, end of period (in
   thousands)                            $446,909      $465,001      $437,777      $427,292      $367,266
 Average net assets for the period
   (in thousands)                        $439,970      $441,936      $423,061      $390,044      $432,801
 Ratio of gross expenses to average
   net assets(2)(3)                         0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net expenses to average
   net assets(5)                            0.95%(4)      0.92%         0.92%         0.93%         0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   0.12%       (0.01)%         0.00%         0.15%         0.30%
 Portfolio turnover rate                      44%           42%           16%           41%           62%
---------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) and Dividends (from net investment income) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) Ratio of gross expenses to average net assets and Ratio of net expenses to average net assets includes dividends on short positions. The ratio would be 0.95% and 0.95%, respectively, without the inclusion of dividends on short positions.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 36  Janus Aspen Series

BALANCED PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                  $26.61           $25.24           $23.82           $21.32           $23.31
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                0.49             0.45             0.44             0.39             0.45
 Net gain/(loss) on securities
   (both realized and unrealized)            2.27             1.46             1.52             2.52           (2.00)
 Total from investment operations            2.76             1.91             1.96             2.91           (1.55)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                 (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 Distributions (from capital gains)            --               --               --               --               --
 Payment from affiliate                        --(1)            --(1)            --               --               --
 Total distributions and other             (0.54)           (0.54)           (0.54)           (0.41)           (0.44)
 NET ASSET VALUE, END OF PERIOD            $28.83           $26.61           $25.24           $23.82           $21.32
 Total return                              10.46%(2)         7.62%(2)         8.29%           13.72%          (6.67)%
 Net assets, end of period (in
   thousands)                            $509,087         $559,467         $514,135         $431,044         $282,367
 Average net assets for the period
   (in thousands)                        $515,319         $526,693         $465,719         $349,871         $237,813
 Ratio of gross expenses to average
   net assets(3)(4)                         0.83%            0.82%            0.86%            0.92%            0.92%
 Ratio of net expenses to average
   net assets(5)                            0.82%            0.82%            0.86%            0.92%            0.92%
 Ratio of net investment
   income/(loss) to average net
   assets                                   1.79%            1.77%            1.85%            1.86%            2.28%
 Portfolio turnover rate                      52%              52%              64%              69%              94%
---------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  37

INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                    Years ended December 31
                                            2006              2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                    $35.17           $26.94           $22.89           $17.18           $23.30
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  0.46             0.31             0.20             0.18             0.13
 Net gain/(loss) on securities
   (both realized and unrealized)             15.79             8.24             4.05             5.71           (6.12)
 Total from investment operations             16.25             8.55             4.25             5.89           (5.99)
 LESS DISTRIBUTIONS AND OTHER:
 Dividends (from net investment
   income)                                   (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 Distributions (from capital gains)              --               --               --               --               --
 Payment from affiliate                          --(1)            --(1)            --(1)            --               --
 Total distributions and other               (0.80)           (0.32)           (0.20)           (0.18)           (0.13)
 NET ASSET VALUE, END OF PERIOD              $50.62           $35.17           $26.94           $22.89           $17.18
 Total return                                46.66%(2)        31.94%(2)        18.69%(2)        34.53%         (25.76)%
 Net assets, end of period (in
   thousands)                            $1,072,922         $635,357         $498,735         $457,965         $380,620
 Average net assets for the period
   (in thousands)                          $826,815         $523,662         $457,088         $391,922         $477,995
 Ratio of gross expenses to average
   net assets(3)(4)                           0.96%            0.95%            0.94%            1.01%            0.99%
 Ratio of net expenses to average
   net assets(5)                              0.96%            0.95%            0.93%            1.01%            0.99%
 Ratio of net investment
   income/(loss) to average net
   assets                                     1.49%            0.78%            0.77%            0.99%            0.67%
 Portfolio turnover rate                        60%              57%              65%             123%              74%
-----------------------------------------------------------------------------------------------------------------------

(1) Payment from affiliate aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) Janus Capital and/or Janus Services LLC fully reimbursed the Portfolio for a loss on a transaction resulting from certain trading, pricing, and/or shareholder activity errors, which otherwise would have reduced total return by less than 0.01%.
(3) The expense ratio reflects expenses prior to any expense offset arrangements.
(4) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(5) The expense ratio reflects expenses after any expense offset arrangements.

 38  Janus Aspen Series

GLOBAL TECHNOLOGY PORTFOLIO - SERVICE SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   Years ended December 31
                                           2006             2005             2004             2003             2002
 NET ASSET VALUE, BEGINNING OF
   PERIOD                                   $3.96            $3.55            $3.53            $2.41            $4.08
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income/(loss)                  --(1)            --(1)            --(1)            --(1)            --(1)
 Net gain/(loss) on securities
   (both realized and unrealized)            0.31             0.41             0.02             1.12           (1.67)
 Total from investment operations            0.31             0.41             0.02             1.12           (1.67)
 LESS DISTRIBUTIONS:
 Dividends (from net investment
   income)                                     --               --               --               --               --
 Distributions (from capital gains)            --               --               --               --               --
 Total distributions                           --               --               --               --               --
 NET ASSET VALUE, END OF PERIOD             $4.27            $3.96            $3.55            $3.53            $2.41
 Total return                               7.83%           11.55%            0.57%           46.47%         (40.93)%
 Net assets, end of period (in
   thousands)                            $132,281         $138,172         $151,354         $180,513         $127,656
 Average net assets for the period
   (in thousands)                        $134,175         $134,959         $161,072         $147,151         $191,037
 Ratio of gross expenses to average
   net assets(2)(3)                         1.08%            0.98%            0.97%            1.10%            0.97%
 Ratio of net expenses to average
   net assets(4)                            1.08%            0.98%            0.97%            1.10%            0.97%
 Ratio of net investment
   income/(loss) to average net
   assets                                 (0.12)%          (0.24)%          (0.06)%          (0.44)%          (0.29)%
 Portfolio turnover rate                      89%              42%              30%              46%              70%
---------------------------------------------------------------------------------------------------------------------

(1) Net investment income/(loss) aggregated less than $0.01 on a per share basis for the fiscal year end.
(2) The expense ratio reflects expenses prior to any expense offset arrangements.
(3) The effect of non-recurring costs assumed by Janus Capital is included in the ratio of gross expenses to average net assets and was less than 0.01%.
(4) The expense ratio reflects expenses after any expense offset arrangements.

                                                        Financial highlights  39

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

   This glossary provides a more detailed description of some of the types of securities, investment strategies, and other instruments in which the Portfolios may invest. The Portfolios may invest in these instruments to the extent permitted by their investment objectives and policies. The Portfolios are not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

   BANK LOANS include institutionally-traded floating and fixed-rate debt securities generally acquired as a participation interest in or assignment of a loan originated by a lender or financial institution. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality. If a Portfolio purchases a participation interest, it may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender. Additional risks are involved in purchasing assignments. If a loan is foreclosed, a Portfolio may become part owner of any collateral securing the loan, and may bear the costs and liabilities associated with owning and disposing of any collateral. The Portfolio could be held liable as a co-lender. In addition, there is no assurance that the liquidation of any collateral from a secured loan would satisfy a borrower's obligations or that any collateral could be liquidated. A Portfolio may have difficulty trading assignments and participations to third parties or selling such securities in secondary markets, which in turn may affect the Portfolio's NAV.

   BONDS are debt securities issued by a company, municipality, government, or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

   COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash. A Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

   COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

   CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

   DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

   DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

   EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

   EXCHANGE-TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, a Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

   FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short- and long-term government, corporate, and municipal obligations that pay a specified rate of interest, dividends, or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

 40  Janus Aspen Series

   HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (i.e., BB+ or lower by Standard & Poor's and Fitch, or Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

   MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a Portfolio may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

   MORTGAGE DOLLAR ROLLS are transactions in which a Portfolio sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to purchase a similar security (but not the same security) in the future at a pre-determined price. A "dollar roll" can be viewed as a collateralized borrowing in which a Portfolio pledges a mortgage-related security to a dealer to obtain cash.

   PASS-THROUGH SECURITIES are shares or certificates of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer.

   PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents, and annuities. To avoid taxes and interest that a Portfolio must pay if these investments are profitable, the Portfolios may make various elections permitted by the tax laws. These elections could require that a Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

   PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

   PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   REAL ESTATE INVESTMENT TRUST (REIT) is an investment trust that operates through the pooled capital of many investors who buy its shares. Investments are indirect ownership of either income property or mortgage loans.

   RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

   STANDBY COMMITMENT is a right to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement, and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

   STEP COUPON BONDS are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par, or whether to extend it until the next payment date at the new coupon rate.

   STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

                                                Glossary of investment terms  41

   TENDER OPTION BONDS are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

   U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years, and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, and others are supported only by the credit of the sponsoring agency.

   VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

   WARRANTS are securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

   ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS, AND OTHER DERIVATIVES

   CREDIT DEFAULT SWAPS are a specific kind of counterparty agreement that allows the transfer of third party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange of regular periodic payments.

   EQUITY-LINKED STRUCTURED NOTES are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

   FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange-traded and are typically negotiated on an individual basis. A Portfolio may enter into forward currency contracts for investment purposes or to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

 42  Janus Aspen Series

   FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. A Portfolio may buy and sell futures contracts on foreign currencies, securities, and financial indices including indices of U.S. Government, foreign government, equity, or fixed-income securities. A Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

   INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices, or other financial indicators. Such securities may be positively or negatively indexed (e.g., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. A Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

   INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

   INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset, the interest rate payable on the inverse floater may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

   OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. A Portfolio may purchase and write put and call options on securities, securities indices, and foreign currencies. A Portfolio may purchase or write such options individually or in combination.

   PARTICIPATORY NOTES are derivative securities which are linked to the performance of an underlying Indian security and which allow investors to gain market exposure to Indian securities without trading directly in the local Indian market.

III. OTHER INVESTMENTS, STRATEGIES, AND/OR TECHNIQUES

   REPURCHASE AGREEMENTS involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

   REVERSE REPURCHASE AGREEMENTS involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

   SHORT SALES in which a Portfolio may engage may be of two types, short sales "against the box" or "naked" (uncovered) short sales. Short sales against the box involve selling either a security that a Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that a Portfolio borrows and does not own. A Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For naked short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale. If the price declines during this period, a Portfolio will realize a short-term capital gain. Although a Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the

                                                Glossary of investment terms  43
   cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

   WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. A Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements, and U.S. Government securities may be sold in this manner.

 44  Janus Aspen Series

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

                     You can make inquiries and request
                     other information, including a
                     Statement of Additional Information,
                     Annual Report, or Semiannual Report,
                     free of charge, by contacting your
                     insurance company or plan sponsor, or
                     by contacting a Janus representative
                     at 1-800-525-0020. The Portfolios'
                     Statement of Additional Information
                     and most recent Annual and Semiannual
                     Reports are also available, free of
                     charge, on www.janus.com/info.
                     Additional information about the
                     Portfolios' investments is available
                     in the Portfolios' Annual and
                     Semiannual Reports. In the Portfolios'
                     Annual and Semiannual Reports, you
                     will find a discussion of the market
                     conditions and investment strategies
                     that significantly affected the
                     Portfolios' performance during their
                     last fiscal period. Other information
                     is also available from financial
                     intermediaries that sell Shares of the
                     Portfolios.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolios and
                     is incorporated into this Prospectus
                     by reference. You may review and copy
                     information about the Portfolios
                     (including the Portfolios' Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). Information on the
                     operation of the Public Reference Room
                     may also be obtained by calling this
                     number. You may also obtain reports
                     and other information about the
                     Portfolios from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's website
                     at http://www.sec.gov.

                                  (JANUS LOGO)

                                   www.janus.com/info

                                   151 Detroit Street
                                   Denver, CO 80206-4805
                                   1-800-525-0020

            The Trust's Investment Company Act File No. is 811-7736.